Exhibit 99.17

Loan Number	Original Balance	State	Loan Status	Initial Overall Grade	Final Overall Grade	Fitch Initial Overall Credit Grade	Fitch Final Overall Credit Grade	Fitch Initial Overall Compliance Grade	Fitch Final Overall Compliance Grade	Fitch Initial Overall Property Valuation Grade	Fitch Final Overall Property Valuation Grade	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Loan Exception Status	Initial Fitch Exception Grade	Final Fitch Exception Grade	Category	Breach Name	Initial Comment	Client/Seller Response Comments	Conclusion Comments Date Cleared Canceled Or Exception Remains Note Must State Final Status	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors	General Comments
300008342	$560,000	MD	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	CDA report not provided in file in the file.	03/20/2015: CDA	03/20/2015: A CDA report reflecting a value of $700,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 33.20% DTI; FICO is higher than guideline minimum 761 credit score; Reserves are higher than guideline minimum $41394 excess verified reserves;
300008342	$560,000	MD	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Federal Consumer Protection	Missing Third Party Fraud Tool (Report)	A third party fraud report was not in the file.	03/23/2015: Fraud Tool Report 03/20/2015: Fraud Tool Report
03/23/2015: Audit review of the fraud documentation submitted is deemed acceptable, condition cleared.
03/20/2015: Audit review of the fraud documentation is not acceptable due to the illegibility of the copy.  Condition remains.
 03/18/2015: Report provided is not a third party fraud tool. Condition remains.
																									DTI is lower than guideline maximum 33.20% DTI; FICO is higher than guideline minimum 761 credit score; Reserves are higher than guideline minimum $41394 excess verified reserves;
300008635	$488,000	PA	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report not provided in file	03/30/2015: CDA
04/01/15: Field Review provided in lieu of CDA reflecting a value of $800,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 03/30/2015: Audit review of documentation submitted found no attachment for the CDA.  Missing download. Condition remains.
																									LTV is lower than guideline maximum 61% compared to 80%. ; DTI is lower than guideline maximum 30.72% compared to 43%.; FICO is higher than guideline minimum 764 compard to 720.;
300008635	$488,000	PA	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Failure to obtain Documentation	Missing final HUD-1 for second lien note with lender for $150,000	04/15/2015: Note for the second showing payment for loan 04/09/2015: second hud 03/30/2015: hud on heloc
04/15/2015: Audit review of 2nd lien Note for $150,000 dated 12/23/2014 documentation submitted is deemed acceptable, condition cleared.
04/09/2015: Audit review of HUD-1 for 2nd lien is not true and certified by the settlement agent or signed.  Provide a signed Note as evidence of loan amount and payment.  Condition remains.
 03/30/2015: Audit review of documentation submitted found no attachment.  Missing attachment. Condition remains.
																									LTV is lower than guideline maximum 61% compared to 80%. ; DTI is lower than guideline maximum 30.72% compared to 43%.; FICO is higher than guideline minimum 764 compard to 720.;
300008635	$488,000	PA	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Failure to Obtain Second Lien Note - When the 2nd Lien is Not the Subject	Missing second lien note for $150,000		3/27/15 Received copy of the Note for second mortgage for $150,000.00. Condition cleared.			LTV is lower than guideline maximum 61% compared to 80%. ; DTI is lower than guideline maximum 30.72% compared to 43%.; FICO is higher than guideline minimum 764 compard to 720.;
300008635	$488,000	PA	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Compliance	Cleared	B	B	Federal Consumer Protection	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 20.11%. The Lender was required to provide a cure in the amount of $87.00.
HUD-1 line 209 reflects a tolerance cure in the amount of $88.00 paid to borrower at close for Charges That in Total Cannot Increase More Than 10% category. Loan will be graded B for Fitch and A for others.
																									LTV is lower than guideline maximum 61% compared to 80%. ; DTI is lower than guideline maximum 30.72% compared to 43%.; FICO is higher than guideline minimum 764 compard to 720.;
300008635	$488,000	PA	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Hazard Insurance Shortfall
The hazard insurance policy in the file has coverage of $363,000, the cost new for the subject per the appraisal is $738,440.  The hazard insurance in the file is not sufficient and is short $375,440 in coverage.
																						3/27/15 Received evidence of replacement cost coverage. Condition cleared.			LTV is lower than guideline maximum 61% compared to 80%. ; DTI is lower than guideline maximum 30.72% compared to 43%.; FICO is higher than guideline minimum 764 compard to 720.;
300008635	$488,000	PA	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation	401K funds used for reserves on page 331. Missing terms of withdrawal.	03/31/2015: Withdrawal terms
04/09/2015: Audit has re-analyzed the 401K documentation on pg 339 and has determined that $21,887.94 less $19,785.00 (Loan) equals $2,102.94 @ 60% equals $1,261.76, this amount does not affect reserves.  Terms of withdrawal are non material.  Condition cleared.
 03/31/2015: Audit review of 401K terms of withdrawal documentation submitted is deemed acceptable, however the terms of withdrawal for other 401K was not provided.  Condition remains.
																									LTV is lower than guideline maximum 61% compared to 80%. ; DTI is lower than guideline maximum 30.72% compared to 43%.; FICO is higher than guideline minimum 764 compard to 720.;
300008635	$488,000	PA	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																						3/27/15 Received copy of recorded mortgage. Condition cleared.			LTV is lower than guideline maximum 61% compared to 80%. ; DTI is lower than guideline maximum 30.72% compared to 43%.; FICO is higher than guideline minimum 764 compard to 720.;
300008635	$488,000	PA	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Lease agreement
Missing current lease/rental agreement for rental property #2 & property #3 listed on REO schedule of final 1003 dated 12/23/2014.  Per appendix Q, both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income in order for the loan to be classified as a Qualified Mortgage.
																					03/31/2015: Leases
03/31/2015: Audit review of lease/rental agreement for rental property #3 (08/21/2014 - 08/20/2016) and rental property #2 (09/15/2013 - 09/14/2015) documentation submitted is deemed acceptable, condition cleared.
																									LTV is lower than guideline maximum 61% compared to 80%. ; DTI is lower than guideline maximum 30.72% compared to 43%.; FICO is higher than guideline minimum 764 compard to 720.;
300008635	$488,000	PA	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Subordination Agreement	Missing subordination agreement for the second lien note for $150,000.00.	3/27/15 closed on the same day as first mortgage as a second lien. no subordination agreement required
3/27/15 Audit concurs that the second mortgage closed simultaneously with the first mortgage.  The Note date of the second mortgage coincides with the date of the first mortgage Note of 12/23/14.  The title commitment in file supports the first and second lien positions.  No subordination agreement required, condition cleared.
																									LTV is lower than guideline maximum 61% compared to 80%. ; DTI is lower than guideline maximum 30.72% compared to 43%.; FICO is higher than guideline minimum 764 compard to 720.;
110748760	$1,000,000	WA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	Failure to Obtain Qualified [Review] Appraisal	Provide copy of CDA report.		09/08/14: CDA provided reflecting a value of $1,450,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 756 FICO vs 700 minimum required. ; FICO is higher than guideline minimum 25.01% DTI vs 45% max allowed. ; No Mortgage Lates 0 x 30 for 99 months reviewed. ;
110748760	$1,000,000	WA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	General Credit Exception	Investor guidelines dated 09/01/2013 require a Loan Quality Certification to be provided in file. Provide a copy of the Loan Quality Certification.	09/30/2014: Loan Quality Cert provided	09/30/2014: Loan Quality Cert provided dated 08/04/2014 condition cleared.			FICO is higher than guideline minimum 756 FICO vs 700 minimum required. ; FICO is higher than guideline minimum 25.01% DTI vs 45% max allowed. ; No Mortgage Lates 0 x 30 for 99 months reviewed. ;
110748760	$1,000,000	WA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	General Credit Exception 2
Investor guidelines dated 09/01/2013 requires a letter of explanation for all derogatory credit.  The credit report reflects a 2 x 30 in 04/2011 on 2 revolving accounts. Provide a satisfactory letter of explanation.
																					09/30/2014: LOX provided	09/30/2014: LOX provided stating they were on vacation and failed to make the payment on time as it wasn't an account they used regularly. Letter provided post closing, loan will be rated a B.			FICO is higher than guideline minimum 756 FICO vs 700 minimum required. ; FICO is higher than guideline minimum 25.01% DTI vs 45% max allowed. ; No Mortgage Lates 0 x 30 for 99 months reviewed. ;
110748760	$1,000,000	WA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	General Credit Exception 3
The transcripts in file reflect 2012 wage income of $372,129 and 2013 wage income of $254,808. There was no letter of explanation for this decrease in income. Provide a detailed letter of explanation outlining the reason for the decrease in income.
																					09/30/2014: LOX Provided
09/30/2014: LOX Provided stating that the co borrower was laid off and cause the wage income to be reduced. Co borrower income not used to qualify. Letter provided post closing, loan will be rated a B.
																									FICO is higher than guideline minimum 756 FICO vs 700 minimum required. ; FICO is higher than guideline minimum 25.01% DTI vs 45% max allowed. ; No Mortgage Lates 0 x 30 for 99 months reviewed. ;
110748760	$1,000,000	WA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	C	B(e)	Terms/Guidelines	Insufficient credit history
Investor guidelines dated 09/01/2013 requires 3 trade lines: 1 opened for at least 24 months and 2 opened for at least 12 months all active within the last 6 months. The credit report reflects only 1 open trade line that is not an authorized user account opened for 24 months. The 1008 indicates that  a lender exception was provided.  Lender exception missing from loan file. Provide a copy of the lender's exception.

09/30/2014: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: DTI 29.64%, max 43% allowed, FICO 720, min required 700 and 17 months reserves, min 12 required. Lack of open tradelines for the Borrower is non-material to overall ability to repay subject loan. Condition acknowledged. Loan will be rated a B.
																							Exception	Originator	FICO is higher than guideline minimum 756 FICO vs 700 minimum required. ; FICO is higher than guideline minimum 25.01% DTI vs 45% max allowed. ; No Mortgage Lates 0 x 30 for 99 months reviewed. ;
110748760	$1,000,000	WA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation	The file contained an IRA statement dated 04/30/2014. Provide an additional, consecutive statement dated within 90 days of the closing date. This account is needed to meet the reserve requirement.	09/30/14: VOD provided	09/30/14: VOD provided showing $337,872 in current assets with an average balance of $345,000. Origination assets remain the same. VOD provided post closing, loan will be rated a B.			FICO is higher than guideline minimum 756 FICO vs 700 minimum required. ; FICO is higher than guideline minimum 25.01% DTI vs 45% max allowed. ; No Mortgage Lates 0 x 30 for 99 months reviewed. ;
110748760	$1,000,000	WA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing income documentation
The borrower's paystub dated 05/23/2014 does not contain the YTD information.  The paystub dated 06/10/2014 does contain YTD information. Provide a complete copy of the 05/23/2014 to include all YTD information.

9.16.14 Audit has reviewed exception and loan documentation provided. Paystub provided on 6/10/14 reflects YTD earnings as required. Condition deemed invalid based on most recent paystub provided which evidences YTD income.
																									FICO is higher than guideline minimum 756 FICO vs 700 minimum required. ; FICO is higher than guideline minimum 25.01% DTI vs 45% max allowed. ; No Mortgage Lates 0 x 30 for 99 months reviewed. ;
110863621	$826,400	CA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/07/2014: CDA provided reflecting reconciled value of $1,034,500 or 0% variance. Condition cleared.
300011816	$548,000	IL	Underwriting Complete	D	B	C	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/01/2015: CDA	05/01/2015: A CDA report reflecting a value of $685,000 which is a 0% variance was provided. Condition Cleared.
300011816	$548,000	IL	Underwriting Complete	D	B	C	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	C	B(e)	Terms/Guidelines	Document Error	The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.	The guidelines for Lender dated 09/18/14 states that assumption is not allowed.	4/28/2015 The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.	Exception	Originator
300007878	$587,850	IL	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		04/20/2015: CDA provided reflecting a value of $735,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 29.60% DTI; FICO is higher than guideline minimum 787 FICO; Reserves are higher than guideline minimum $116,230 excess verified reserves;
300007878	$587,850	IL	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation	Terms and conditions for withdrawal from 401K not provided in file		04/24/2015: Terms and condition of withdrawal provided. Condition cleared.			DTI is lower than guideline maximum 29.60% DTI; FICO is higher than guideline minimum 787 FICO; Reserves are higher than guideline minimum $116,230 excess verified reserves;
300007878	$587,850	IL	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Missing Documentation	Illinois Anti-Predatory Certificate of Compliance not provided in file		04/21/2015: Document provided. Condition cleared.			DTI is lower than guideline maximum 29.60% DTI; FICO is higher than guideline minimum 787 FICO; Reserves are higher than guideline minimum $116,230 excess verified reserves;
300007878	$587,850	IL	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Missing Final HUD-1	Final HUD-1 for second mortgage lien of $73,450 not provided in file.		04/21/2015: Final HUD-1 for 2nd lien provided. Additional condition added requiring the executed Note showing terms.			DTI is lower than guideline maximum 29.60% DTI; FICO is higher than guideline minimum 787 FICO; Reserves are higher than guideline minimum $116,230 excess verified reserves;
300007878	$587,850	IL	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Note	Please provide 2nd lien note to verify terms.	04/22/2015: 2nd note	04/22/2015: Audit review of 2nd lien Note documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 29.60% DTI; FICO is higher than guideline minimum 787 FICO; Reserves are higher than guideline minimum $116,230 excess verified reserves;
300008251	$484,500	IL	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		04/21/15: CDA provided reflecting a value of $606,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum 36.55% DTI; Reserves are higher than guideline minimum $113713 Excess verified reserves; Years on Job Borrower has been on the job 6 years; Years in Primary Residence Borrower has lived in residence 8 years;

300008251	$484,500	IL	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing HUD-1 From Sale of Previous Property	Provide HUD-1 from sale of departing residence. If property has not sold, provide proof of PITI amount.		04/21/2015: Executed HUD1 from sale of departure residence provided showing a funding date of 04/01/2015. Condition cleared.
DTI is lower than guideline maximum 36.55% DTI; Reserves are higher than guideline minimum $113713 Excess verified reserves; Years on Job Borrower has been on the job 6 years; Years in Primary Residence Borrower has lived in residence 8 years;

300008251	$484,500	IL	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Note	Provide a copy of the executed note for the 2nd mortgage. The file only contains the loan approval and application disclosure. The note is required to verify the final terms.	04/22/2015: condition attached
04/22/2015: Audit review of 2nd lien Note documentation submitted is deemed acceptable. Condition cleared.
 04/21/2015: Received the recorded mortgage, please provide the Note to verify terms and payment. Condition remains.

DTI is lower than guideline maximum 36.55% DTI; Reserves are higher than guideline minimum $113713 Excess verified reserves; Years on Job Borrower has been on the job 6 years; Years in Primary Residence Borrower has lived in residence 8 years;

300008225	$516,600	IL	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file	05/01/2015: CDA	05/01/2015: A CDA report reflecting a value of $647,000 which is a 0% variance was provided. Condition Cleared.
300008344	$460,000	IL	Underwriting Complete	D	B	C	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		04/23/15: CDA provided reflecting a value of $575,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum 80% CLTV; FICO is higher than guideline minimum 784 Credit score; DTI is lower than guideline maximum 27.77% DTI; Reserves are higher than guideline minimum $75307 excess verified reserves;

300008344	$460,000	IL	Underwriting Complete	D	B	C	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	C	B(e)	Terms/Guidelines	Document Error	The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.	The guidelines for Investor dated 09/18/14 state that assumption is not allowed.
Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 27.77% DTI, max allowed 43%,  784 FICO , minimum required 720, and 38 months reserves, min 12months required. Issue Resolution: The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																							Exception	Originator
CLTV is lower than guideline maximum 80% CLTV; FICO is higher than guideline minimum 784 Credit score; DTI is lower than guideline maximum 27.77% DTI; Reserves are higher than guideline minimum $75307 excess verified reserves;

300008672	$628,000	IL	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	04/30/2015: CDA	04/30/2015: A CDA report reflecting a value of $795,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 34.97% DTI ; FICO is higher than guideline minimum 769 FICO ; Years on Job Borrower : 3 years 6 months on job.;
300008672	$628,000	IL	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Failure to Obtain Final HUD-1	Final HUD-1 not provided in file. Unable to complete compliance review, additional conditions may apply upon receipt of Final HUD-1.	04/30/2015: final HUD1	04/30/2015: Audit review of Final HUD-1 documentation submitted is deemed acceptable. Compliance testing passed, condition cleared.			DTI is lower than guideline maximum 34.97% DTI ; FICO is higher than guideline minimum 769 FICO ; Years on Job Borrower : 3 years 6 months on job.;
300008672	$628,000	IL	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing hazard insurance declaration	Provide legible copy of Hazard insurance declaration page for subject property. Copy in file is cut off.	04/30/2015: Hazard	04/30/2015: Audit review of Hazard insurance declaration page documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 34.97% DTI ; FICO is higher than guideline minimum 769 FICO ; Years on Job Borrower : 3 years 6 months on job.;
300008672	$628,000	IL	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Note	Provide copy of 2nd Lien Note in the amount of $78,400.	04/30/2015: second Note	04/30/2015: Audit review of HELOC Agreement and Disclosure, dated 04/20/2015, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 34.97% DTI ; FICO is higher than guideline minimum 769 FICO ; Years on Job Borrower : 3 years 6 months on job.;
300011179	$601,200	IL	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	04/28/2015: CDA	04/28/2015: A CDA report reflecting a value of $755,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 80% CLTV; DTI is lower than guideline maximum 33.79% DTI; FICO is higher than guideline minimum 781 credit score;
300011179	$601,200	IL	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	C	B(e)	Terms/Guidelines	Document Error
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms. Lender Response: The guidelines for lender dated 09/18/14 states that assumption is not allowed.
																					The guidelines for Lender dated 09/18/14 states that assumption is not allowed.
 Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: % DTI, max allowed 43%,  FICO , minimum required 720, and  months reserves, min 12months required. Issue Resolution: The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																							Exception	Originator	CLTV is lower than guideline maximum 80% CLTV; DTI is lower than guideline maximum 33.79% DTI; FICO is higher than guideline minimum 781 credit score;
300011179	$601,200	IL	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing Condo Review Documentation	Provide the Condo Warranty.	04/28/2015: condo warranty	04/28/2015: Audit review of Condo Approval dated 04/02/2015 documentation submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 80% CLTV; DTI is lower than guideline maximum 33.79% DTI; FICO is higher than guideline minimum 781 credit score;
300005312	$552,000	MT	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.	03/20/2015: Appraisal SSRs	03/20/2015: A CDA report reflecting a value of $690,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 29.38% DTI; FICO is higher than guideline minimum 754 Credit Score; Reserves are higher than guideline minimum $51,571.00 excess verified reserves;
300005312	$552,000	MT	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Incorrect rescission model – Same lender refinance requires form H-9	A same lender refinance requires a H9 Right of Rescission form.		3.27.15 Subject loan paying off first two loans listed on final 1003 dated 02/26/2015. Pay off is for different creditors. Condition deemed invalid.			DTI is lower than guideline maximum 29.38% DTI; FICO is higher than guideline minimum 754 Credit Score; Reserves are higher than guideline minimum $51,571.00 excess verified reserves;
300005312	$552,000	MT	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing Balance Sheet	Provide Balance Sheet to accompany the P&L Statement in the file for Borrower's real estate business as shown on final 1003 dated 02/26/2015.	03/20/2015: Balance sheet	03/20/2015: Audit review of Balance Sheet, as of 12/31/2014 and dated 02/18/2015, for Borrower's real estate business submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 29.38% DTI; FICO is higher than guideline minimum 754 Credit Score; Reserves are higher than guideline minimum $51,571.00 excess verified reserves;
300005312	$552,000	MT	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
VOM, Credit Report and Pay History for 2nd mortgage being paid off all show a current balance of $204,000. The payoff in the file reflects the current balance to be $147,000. Document source of funds to pay down 2nd mortgage by $57,000.

4.8.15 Copy of payment history reflecting pay down of second lien in the amount of $57,000 on 2/23/15 provided. $57,000 liability included into DTI calculations. DTI within applicable guidelines. Condition cleared.
																									DTI is lower than guideline maximum 29.38% DTI; FICO is higher than guideline minimum 754 Credit Score; Reserves are higher than guideline minimum $51,571.00 excess verified reserves;
300005312	$552,000	MT	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing payment history	Provide credit supplement for liability of $57,000 with a payment amount of $250 on page 3 of the Final 1003. This account is not appearing on the credit report.
4.8.15 Copy of note for line of credit with a max loan amount of $60,000 provided. Current payment invoice provided reflects monthly payment of $218.63 based on total disbursed balance of $57,000. Debt included in DTI calculation. DTI within applicable guidelines. Condition cleared.
																									DTI is lower than guideline maximum 29.38% DTI; FICO is higher than guideline minimum 754 Credit Score; Reserves are higher than guideline minimum $51,571.00 excess verified reserves;
300005137	$427,200	CO	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		1/29/2015: A CDA report wieth a reconciled value of $555,000 at 0% variance was provided. Condition cleared.			DTI is lower than guideline maximum 37.89% DTI; Years in Field 15 Years in field ; FICO is higher than guideline minimum 779 FICO;
300005137	$427,200	CO	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation	Missing last 2 months of asset statements: Account #1 listed on final 1003 dated 101/13/2015 missing 11/06/14 to 11/14/14 ,and Account #2 is missing 10/2014, & 11/2014 statements.		2/2/2015: Received statement for account #1 10/14 and 11/14 statements as well as statement for account #2 10/1 thru 11/30/2014 bank statements. Condition cleared.			DTI is lower than guideline maximum 37.89% DTI; Years in Field 15 Years in field ; FICO is higher than guideline minimum 779 FICO;
300005137	$427,200	CO	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	D	B(e)	Terms/Guidelines	Missing payment history	Provide last 24 month housing history to reflect 0x30. Maximum 250% payment shock.
2/2/2015: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 35.76% DTI, 779 FICO, 15 years in field. The housing history in non-material to the  overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																							Exception	Originator	DTI is lower than guideline maximum 37.89% DTI; Years in Field 15 Years in field ; FICO is higher than guideline minimum 779 FICO;
300007741	$871,250	MN	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.	04/22/2015: CDA 04/22/2015: submission report
04/22/2015: A CDA report reflecting a value of $1,100,000 which is a 0% variance was provided. Condition Cleared.
 04/22/2015: Audit review determined that no CDA attachment was provided.  Condition remains.
																									DTI is lower than guideline maximum 35.25% DTI; FICO is higher than guideline minimum 800 FICO; Years in Primary Residence 11 years in primary residence;
300007741	$871,250	MN	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Insufficient asset documentation in file - assets do not cover closing costs
Verified assets #163156.32 EMD $10,000 CTC $165577.74 reserves $113017.68 = <$125439.10> Final 1003 shows assets of $165000 from sale of home, only netted $136451.29 and retirement account of $201,227.  Missing 2 months retirement account statements.
																					04/22/2015: retirement account statement
04/22/2015: Audit review of retirement account statement documentation submitted is deemed acceptable. Condition cleared.  Re-verified assets are $364,534.33 minus EMD $10,000 minus CTC $165,577.74 minus reserves $113,017.68 equals $75,938.91.  Reserves are sufficient to qualify for the loan.  Condition cleared.
																									DTI is lower than guideline maximum 35.25% DTI; FICO is higher than guideline minimum 800 FICO; Years in Primary Residence 11 years in primary residence;
300007741	$871,250	MN	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Insufficient Reserves	Verified assets #163156.32 EMD $10,000 CTC $165577.74 reserves $113017.68 = <$125439.10> 85% no MI loan requires 18 months reserves. Missing 2 months retirement account statements.	04/22/2015: Retirement account Statements
04/22/2015: Audit review of retirement account statement documentation submitted is deemed acceptable. Condition cleared.  Re-verified assets are $364,534.33 minus EMD $10,000 minus CTC $165,577.74 minus reserves $113,017.68 equals $75,938.91.  Reserves are sufficient to qualify for the loan.  Condition cleared.
																									DTI is lower than guideline maximum 35.25% DTI; FICO is higher than guideline minimum 800 FICO; Years in Primary Residence 11 years in primary residence;
300007741	$871,250	MN	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
Promissory note in file dated 03/31/2015 for $166,824 to be paid off 04/13/2015.  HUD-1 in file from sale of home does not show this being paid off and is not listed as a debt on the final 1003. Explanation and evidence paid not provided in file.  Please provide satisfaction of lien and source of funds to satisfy.
																					04/23/2015: LOE for Note
04/23/2015: Audit review of True & Certified by settlement agent copy of the final HUD-1 for the previous property, as well as the explanation as to the unsigned copy of the Note within the file is deemed acceptable. Previous property closed/sold the same day as subject property. Condition cleared.
																									DTI is lower than guideline maximum 35.25% DTI; FICO is higher than guideline minimum 800 FICO; Years in Primary Residence 11 years in primary residence;
300007741	$871,250	MN	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing verbal verification of employment
Appendix Q requires the creditor verifies the consumer's employment for the most recent two full years and explain any gaps in employment.  Missing verbal verification of previous employment for Borrower from prior two jobs.
																					04/23/2015: Prior VOE
04/23/2015: Audit review of VOE, dated 04/07/2015, documentation submitted was within 10 days prior to the Note date of 04/07/2015 and reflects previous employment from 05/16/2013 through 04/04/2015 with no gaps. Documentation submitted is deemed acceptable. Condition cleared.
																									DTI is lower than guideline maximum 35.25% DTI; FICO is higher than guideline minimum 800 FICO; Years in Primary Residence 11 years in primary residence;
300008440	$861,000	NJ	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	03/23/2015: CDA	03/23/2015: A CDA report reflecting a value of $1,230,000 which is a 0% variance was provided. Condition Cleared.			Years on Job 4.4 years on job; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; DTI is lower than guideline maximum 37.27% DTI < 43%;
300008440	$861,000	NJ	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	General Credit Exception	Insufficient credit score for escrow waiver. Guidelines require 720 credit score for escrow waiver. Borrower has 707 credit score.	03/25/2015: none
03/25/2015: Audit reviewed the lender rebuttal and has determine that per CA CIVIL CODE SECTION 2947-2955.5 (a) (1) No impound, trust, or other type of account for payment of taxes on the property, insurance premiums, or other purposes relating to the property shall be required as a condition of a real property sale contract or a loan secured by a deed of trust or mortgage on real property containing only a single-family, owner-occupied dwelling, except:  (D) where the original principal amount of such a loan is (i) 90 percent or more of the sale price, if the property involved is sold, or is (ii) 90 percent or more of the appraised value of the property securing the loan. LTV/CLTV is 70%.  Condition cleared.
																									Years on Job 4.4 years on job; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; DTI is lower than guideline maximum 37.27% DTI < 43%;
300008440	$861,000	NJ	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The initial TIL in the file is dated 10/22/2014 and the original application date is 09/17/2014.	03/23/2015: Uploading a copy of the initial TIl with a date of 9-22-14	03/23/2015: Audit review of initial TIL, dated 09/22/2014, documentation submitted is deemed acceptable, condition cleared.			Years on Job 4.4 years on job; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; DTI is lower than guideline maximum 37.27% DTI < 43%;
300008440	$861,000	NJ	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Missing Final HUD-1	Missing addendum to HUD-1 breaking down the fees for line 1101 totaling $3,152.00. HUD-1 only verifies $2,842.00 in fees - difference of $310.00 not accounted for.	03/25/2015: Uploading Due Diligence Response and copy of Title Insurance Invoice	03/25/2015: Audit review of the HUD-1 break down in fees for line 1101 documentation submitted is deemed acceptable, condition cleared.			Years on Job 4.4 years on job; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; DTI is lower than guideline maximum 37.27% DTI < 43%;
300008436	$643,000	FL	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file	03/23/2015: CDA	03/23/2015: A CDA report reflecting a value of $830,000 which is a 0% variance was provided. Condition Cleared.
300008436	$643,000	FL	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Incorrect rescission model – Same lender refinance requires form H-9	Same servicer refinance requires RTC-H9 form. Lender provided RTC-H8.
03/23/2015: It is deemed acceptable to provide the Right to Cancel on the H-8 form when no new money is issued on the new debt.  Per the Schedule B Section on the title commitment the loan originated in December 30, 2013 in the amount of $656,000 and the refinance of 2-7-15 reflects a loan in the amount of $643,000.  The H-9 discloses to the borrower that a new transaction is being entered into to “increase” the amount of credit previously provided.

03/23/2015: The use of the H8 and the H9 safe harbor rescission forms are intended for specific loan conditions; H8 for new loan with new lender or refinance with new lender, and H9 for existing lender when the new loan is an increase from the amount of the old loan (termed cash-out). A refinancing of an existing loan without the advance of new money does not include a right to cancel requirement. Based on the “same lender rate-term refinance designation”, lender was not required to provide a right to cancel the new transaction, and while having provided the H8 form where none was required is not a Best Practice, the regulatory error in our review has been cleared.

300008435	$660,000	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided	03/23/2015: CDA	03/23/2015: A CDA report reflecting a value of $825,000 which is a 0% variance was provided. Condition Cleared.			FICO is higher than guideline minimum 793 > 720; Reserves are higher than guideline minimum 337.1 months > 12 month; DTI is lower than guideline maximum 35.66 < 43% DTI;
300008435	$660,000	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Provide evidence that the following properties are owned free and clear: properties #4 and #5 listed on the REO section of the 1003 application.
03/25/2015: Personal returns provided for 2013/2012 indicate no mortgage interest is expensed for either property. In addition, property report in file indicate both properties were owned free and clear. Uploaded property reports.

03/25/2015: Audit reviewed the lender rebuttal and has determine that sufficient evidence was provided to verify properties #4 and #5 are free and clear.  Property Report in file indicate both properties were owned free and clear and 2013/2012 tax returns indicate no mortgage interest was expensed for either property.  Condition cleared.
																									FICO is higher than guideline minimum 793 > 720; Reserves are higher than guideline minimum 337.1 months > 12 month; DTI is lower than guideline maximum 35.66 < 43% DTI;
300008435	$660,000	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing final application (1003)	Missing initial and Final 1003 application executed by Borrowers.
03/25/2015: Missing initial and Final 1003 application executed by Borrowers. **The Initial and final 1003's are being uploaded. The final 1003 has been executed. The initial 1003 is not required to be signed as long as the final is signed.
																						03/25/2015: Audit review of signed Final 1003 (initial 1003 provided unsigned, taken by phone, acceptable) documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum 793 > 720; Reserves are higher than guideline minimum 337.1 months > 12 month; DTI is lower than guideline maximum 35.66 < 43% DTI;
300008433	$650,000	CA	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.
03/25/15: CDA provided reflecting a value of $1,200,000 which is a -8.0% variance. Variance within acceptable tolerance. Condition Cleared.
 03/25/15: Audit cannot review as there is no attachment. Please attach.

300008433	$650,000	CA	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Cured Post Close	D	B	Federal Consumer Protection	Incorrect rescission model – Same lender refinance requires form H-9	Lender to Lender refinance requires form H-9 for the rescission, lender used H-8.	04/02/2015: RTC H9 forms
04/07/2015:  Audit review of Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 submitted are acceptable, expiration date of 04/06/2015 has expired.  Loan will be rated a Fitch B. Condition cleared.
 04/02/2015: Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 was provided . Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on 04/06/2015. Loan will be cleared when the rescission period has expired. Condition remains.

300008432	$464,000	FL	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	03/23/2015: CDA	03/23/2015: A CDA report reflecting a value of $580,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 27.46% DTI ; FICO is higher than guideline minimum 797 FICO ; Years in Field Borrower 19 yrs in field.;
300008432	$464,000	FL	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation	Missing statement with ending date 10/30/2014 for asset account #6 per the Lender Asset Summary sheet located on page 109	04/10/2015: Uploaded Nov & Dec Stmts for asset account #6	04/10/2015: Audit review of Nov & Dec Statements for asset account #6 documentation submitted are deemed acceptable, assets are sufficient. Condition cleared.			DTI is lower than guideline maximum 27.46% DTI ; FICO is higher than guideline minimum 797 FICO ; Years in Field Borrower 19 yrs in field.;
300008429	$810,000	MA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	03/23/2015: CDA	03/23/2015: A CDA report reflecting a value of $1,080,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 32.80 < 43% max DTI; Reserves are higher than guideline minimum 96.30 months > 12 months; FICO is higher than guideline minimum 801 > 720;
300008429	$810,000	MA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	File is missing confirmation of taxes, hazard insurance and association payments (if applicable) for rental property.		03/23/2015: Audit review of all documentation submitted is deemed acceptable. Property taxes and Insurance for REO were provided. Condition cleared.			DTI is lower than guideline maximum 32.80 < 43% max DTI; Reserves are higher than guideline minimum 96.30 months > 12 months; FICO is higher than guideline minimum 801 > 720;
300008429	$810,000	MA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Missing evidence that rental property is owned free and clear.	04/06/2015: Uploaded property detail report with evidence of no mortgage.
04/06/2015: Audit review of property profile for rental property reflects no open mortgages, documentation submitted is deemed acceptable. Condition cleared.
 03/23/2015: Document provided not enough to clear the condition. Please provide a property detail report evidencing no liens for rental property. Condition maintained.
																									DTI is lower than guideline maximum 32.80 < 43% max DTI; Reserves are higher than guideline minimum 96.30 months > 12 months; FICO is higher than guideline minimum 801 > 720;
300008429	$810,000	MA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing hazard insurance declaration	Walls In hazard insurance declaration page not provided for subject property.	03/23/2015: Master policy includes walls in	03/23/2015: Audit review of Master policy includes "Walls In", the documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 32.80 < 43% max DTI; Reserves are higher than guideline minimum 96.30 months > 12 months; FICO is higher than guideline minimum 801 > 720;
300008428	$1,336,000	NY	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA was not provided in file	03/23/2015: CDA	03/23/2015: A CDA report reflecting a value of $1,675,000 which is a 0% variance was provided. Condition Cleared.
300008426	$620,800	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA is missing from the loan file.	03/23/2015: CDA	03/23/15: CDA provided reflecting a value of $819,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 27.44% DTI; FICO is higher than guideline minimum 757 FICO; Reserves are higher than guideline minimum $236,162 excess verified reserves;
300008426	$620,800	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	B	B	Federal Consumer Protection	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD
HUD-1 reflects a tolerance cure in the amount of $1259.39 paid to the borrower for a title services and lenders title insurance charge cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.

HUD-1 reflects a tolerance cure in the amount of $1259.39 paid to the borrower for a title services and lenders title insurance charge cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.
																									DTI is lower than guideline maximum 27.44% DTI; FICO is higher than guideline minimum 757 FICO; Reserves are higher than guideline minimum $236,162 excess verified reserves;
300008426	$620,800	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The initial TIL in the file is dated 12/16/2014 and the original application date is 12/01/2014.		03/23/2015: Initial TIL provided dated 12/01/2014. Re-disclosed TIL on 12/16/2014 had a change of circumstance in the loan file. Condition cleared.			DTI is lower than guideline maximum 27.44% DTI; FICO is higher than guideline minimum 757 FICO; Reserves are higher than guideline minimum $236,162 excess verified reserves;
300008426	$620,800	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing final application (1003)	The Final 1003 is not signed by the Borrower.	04/06/2015: uploading final 1003 signed by borrower	04/06/2015: Audit review of signed final 1003 documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 27.44% DTI; FICO is higher than guideline minimum 757 FICO; Reserves are higher than guideline minimum $236,162 excess verified reserves;
300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	03/23/2015: CDA	03/23/2015: A CDA report reflecting a value of $2,175,000 which is a 0% variance was provided. Condition Cleared.
Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	118.12% DTI exceeds the 43% maximum requirement with utilizing ATR qualifying methods.	03/26/2015: See int/div income workup attached.	03/26/2015: Received additional documents supporting lenders calculation of income. DTI is now 38.04%. Condition cleared.
Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Arrangement Disclosure provided to borrower on 01/20/2015 and the application date was 12/02/2014.	03/26/2015: Initial Affiliated Business Disclosure	03/26/2015: Audit review of Initial Affiliated Business Disclosure, dated 12/05/2014, documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Debt to Income Ratio utilizing QM methodology exceeds 43%	118.12% DTI exceeds the 43% maximum requirement with utilizing QM methodology.		03/26/2015: Received additional documents supporting lenders calculation of income. DTI is not 38.04%. Condition cleared.
Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	DTI	DTI Exceeds Guidelines
118.12 % DTI exceeds the 43% maximum.  A 35 month average of dividend and interest income was used for qualifying, however the lender guidelines limit dividend and interest income to the average on the borrowers filed tax returns for the past two years.
																					03/26/2015: Please see income workup. DTI is under 43%.	03/26/2015: Additional assets in the amount of $14,033,346 received to support continuance of interest and dividend income.Condition cleared.
Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Failure to obtain Condo Questionnaire	Missing copy of Limited Project Review for condo property.	03/26/2015: Condo Project Review	03/26/2015: Audit review of the approved Condo Project report documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Failure to obtain Hazard Insurance Declaration	Missing evidence of hazard insurance for all rental properties included in DTI.	03/26/2015: Provided insurance for two other properties on SREO.	03/26/2015: Audit review of taxes and insurance for primary residence and insurance for REO property #1 documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Income/Employment	Improper Calculation of Income
Lender's  Residential Lending Guidelines dated 12/08/2014 requires a 2 year average based on the borrower's previous 2 years federal tax returns showing stable, consistent earnings, and 2 months of account statements verifying the income received is required.  The lender improperly calculated the Borrower's income by using the most recent two years plus year to date average of dividend and interest income and did not obtain current account statements verifying current receipt of income for all assets reflected on the Borrowers tax returns.
																					03/26/2015: Interest and dividends were sourced to an asset account. Uploaded Oct 2014 stmts for your review. these documents were located in the income folders.	03/26/2015: Additional assets in the amount of $14,033,346 received to support continuance of interest and dividend income. Condition cleared.
Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	Initial TIL provided to borrower on 12/20/2014 and the application date was 12/02/2014.	03/26/2015: Initial Truth and Lending	03/26/2015: Audit review of Initial Truth and Lending, dated 12/05/2014, documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Documentation does not meet the Qualified Mortgage Self Employment requirements. Missing tax schedules, business tax returns, and year to date profit and loss statement for the most recent 2 years.
03/30/2015: Uploaded current employer most recent quarterly report. Employed company is a publicly traded company. Borrower has shares of ownership personally and also shares held with an LLC. The company has authorized a certain amount of shares as evidenced by the 10-Q provided. Borrower owns less than 25% of stock authorized to issue. He is not considered self employed with current employer. File meets all standards of Appendix Q. 1003 is marked self-employed due to other entities owned > 25%. Please clear condition.
 03/27/2015: Income documentation for interest and dividends meets EB guidelines. For positive income sources that were not used, documentation was not required by Lender. Client has documented ownership and access to over $6MM in assets.

03/30/2015: 03/30/2015: Audit reviewed the lender rebuttal and has determine that the Data current employer most recent quarterly report reflects borrower owns less than 25% of stock authorized to issue and is not considered self-employed.  Condition cleared.
 03/27/2015: Audit has re-analyzed the loan documents and determined that the final 1003 reflects borrower as "self-employed" for current employer, however the VVOE provided does not reflect borrower having any ownership in said company.  Clarification is required as to borrower's ownership in current employment for an accurate assessment for QM requirements.  Condition remains.

Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Missing evidence HUD Homeownership Organization Counseling Disclosure was provided to the Borrower.	03/26/2015: Homeownership Conseling Disclosure	03/26/2015: Audit review of Homeownership Conseling Disclosure, dated 12/05/2014, documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing income documentation
Lender's Residential Lending Guidelines dated 12/08/2014 requires evidence Interest and Dividend Income used for qualifying is supported by a two year history of receipt and evidence that the borrower is in possession of the assets and will retrain assets after closing. Borrowers’ tax returns were provided however 2 months current statements for accounts evidencing borrower is in possession of the assets were not provided.
																					03/26/2015: Asset statements were located in the Income- paystub folder. uploaded asset statements used for int/div again for your review.	03/26/2015: Additional assets in the amount of $14,033,346 received to support continuance of interest and dividend income. Condition cleared.
Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing Income Tax Schedules
Lender's Residential Lending Guidelines dated 12/08/2014 requires 2 years complete personal and business tax returns with all schedules. Missing borrowers business tax returns for current self-employment.

03/30/2015: Uploaded current self-employment company most recent quarterly report. See page 4 of 30.  Self-employed company is a publicly traded company. Borrower has shares of ownership personally and also shares held in a LLC. The company has authorized a certain amount of shares as evidenced by the 10-Q provided. Borrower owns less than 25% of stock authorized to issue. He is not considered self employed with current employment. File meets all standards of Appendix Q. 1003 is marked self-employed due to other entities owned > 25%. Please clear condition

03/30/2015: Audit reviewed the lender rebuttal and has determine that the current employer most recent quarterly report reflects borrower owns less than 25% of stock authorized to issue and is not considered self-employed.  Condition cleared.
 03/27/2015: Audit has re-analyzed the loan documents and determined that the final 1003 reflects borrower as "self-employed" for current employer, however the VVOE provided does not reflect borrower having any ownership in said company.  Clarification is required as to borrower's ownership in current employment for an accurate assessment for QM requirements.  Condition remains.

Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing mortgage/deed of trust	Missing evidence Mortgage was recorded.		03/26/2015: Final title policy with mortgage recording information located in file. Condition cleared.
Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Servicing Disclosure Statement	Missing evidence Servicing Disclosure Statement was provided to the Borrower.	03/26/2015: Initial Servicing Disclosure	03/26/2015: Audit review of Initial Servicing Disclosure, dated 12/05/2014, documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing VOM
Lender's  Residential Lending Guidelines dated 12/08/2014 requires verification of PITI/HOA for all properties owned by the borrower.  Verification of PITI/HOA for rental property #2 as listed on the REO section of the 1003 application not provided.
																					03/26/2015: Uploaded, note, H06 and appraisal for proof of hoa dues.	03/26/2015: Audit review of REO documentation (Note=$2,634.54, HOA=$900, Taxes=$655.42, HOI=$19.42) submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Seasoning requirement not met
Lender Residential Lending Guidelines dated 12/08/2014 requires 12 month seasoning for the subject to be considered for a cash out refinance transaction. The subject property was purchased 12/01/2014 therefore subject has only 1 month of seasoning.
																					03/26/2015: This is a Technical Refinance (delayed financing). Seasoning would not apply. Eligibility would be the same as for a purchase.
03/26/2015: Audit reviewed of all documentation submitted and the lender rebuttal, and has determine that the subject property was purchased with cash wired from Asset account#2 as listed on the Asset section of the 1003 application (statement provided) to seller's attorney.  Screen shots and bank statements provided document sufficient evidence that this transaction is a Technical Refinance.  Condition cleared.

Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008425	$1,500,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Underwriting Guidelines Breach
Lender's Residential Lending Guidelines dated 12/08/2014 requires property with title held in an LLC be reviewed and approved from the Lender's Trust/LLC Review Department.  Missing evidence of approval from Trust/LLC Review Department.
																					03/30/2015: Uploaded signed closing agreement. 03/26/2015: Uploaded LLC review and approval.
03/30/2015: Audit review of the signed Closing Agreement documentation submitted is deemed acceptable, condition cleared.
 03/26/2015: Audit reviewed the lender rebuttal and has determine that an approval for title held in an LLC is conditioned on obtaining and filling in all blanks on The Manager’s Certificate, The Consent and Waiver of Members, The Closing Agreement and The Mortgage Rider which is to be attached to the current mortgage. All documents were signed and completed, except for the Closing Agreement which was blank and unsigned.  Please provide a signed and completed copy of said document.  Condition remains.

Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008424	$1,200,000	NY	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.	03/23/2015: CDA	03/23/2015: A CDA report reflecting a value of $1,500,000 which is a 0% variance was provided. Condition Cleared.
300008422	$608,000	MA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided	03/23/2015: CDA	03/23/2015: A CDA report reflecting a value of $760,000 which is a 0% variance was provided. Condition Cleared.
300008421	$532,000	PA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	CDA report was not provided in the file.	03/23/2015: CDA	03/23/2015: A CDA report reflecting a value of $665,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 39.20% compared to 43%.; FICO is higher than guideline minimum 764 compared to 720.; Reserves are higher than guideline minimum 40 months compared to 12 + 6. ;
300008421	$532,000	PA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation
File missing copies of the required two consecutive months' bank statements or Verification of Deposit for the brokerage account. The file only contained the statement ending 10/31/14.  Other conditions may apply once received.
																					Provided an updated asset worksheet excluding the large deposit from the brokerage account. Required source of funds and reserves are sufficiently documented.	03/24/2015: Excluded the brokerage account from assets. Funds not needed to close. Cleared condition.			DTI is lower than guideline maximum 39.20% compared to 43%.; FICO is higher than guideline minimum 764 compared to 720.; Reserves are higher than guideline minimum 40 months compared to 12 + 6. ;
300008420	$528,000	AZ	Underwriting Complete	D	B	C	B	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/23/15: CDA provided reflecting a value of $660,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 33% DTI; Years on Job 4.8 years same job; 5 years in same profession; FICO is higher than guideline minimum 763 credit score;
300008420	$528,000	AZ	Underwriting Complete	D	B	C	B	D	A	D	A	SHQM	SHQM	Credit	Acknowledged	C	B(e)	Terms/Guidelines	Insufficient Reserves
Borrower is short the reserve requirement by $148.08. The asset worksheet indicates that the lender calculated reserves based on a monthly PITIA of $2,988.86, however, this is $100.75 short due to lender using estimated taxes in the reserve calculation. The actual PITIA was $3,089.61 as evidenced on the 1008, final application and tax and insurance documents in file. This would require $37,075.32 in reserves. Borrower had $176,554.89 in assets and earnest money. After calculating cash required to close of $132,627.65, earnest money deposit of $7,000 and the reserve requirement of $37,075.32, borrower was short reserves by $148.08.
																					03/25/2015: See Final HUD-1. $162 was also paid back to the borrower. Attached new asset worksheet. Reserves are sufficient.
03/31/2015: Audit reviewed the loan file and has determined that $148 short escrows is not material to the overall ability to repay the subject loan.  Compensating factors include: 32.77% DTI, 763 FICO and 4.8 years at the same job. Condition acknowledged. Loan will be rated a B. 03/25/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and determined that the final HUD reflects no cash back to the borrower.  Cash from the borrower in the amount of $132,627.65 was required at closing. Condition remains.
																							Exception	Originator	DTI is lower than guideline maximum 33% DTI; Years on Job 4.8 years same job; 5 years in same profession; FICO is higher than guideline minimum 763 credit score;
300008420	$528,000	AZ	Underwriting Complete	D	B	C	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Re-disclosed Initial TIL (Lender Disclosure) not provided at least 3 business days prior to loan consummation (3 business days presumed receipt for mailing) – MDIA violation	Re-disclosed Initial TIL is dated 12/2/2014, the loan closed 12/5/2014. Re-disclosed TIL showed an APR > .125% of last initial.		03/23/2015: Audit review Final TIL APR of 4.043 and re-disclosed TIL APR of 4.107 not greater than .125%. Condition cleared.			DTI is lower than guideline maximum 33% DTI; Years on Job 4.8 years same job; 5 years in same profession; FICO is higher than guideline minimum 763 credit score;
300008419	$679,920	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	03/24/2015: CDA	03/24/2015: A CDA report reflecting a value of $850,000 which is a 0% variance was provided. Condition Cleared.
300008419	$679,920	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Failure to Obtain Final HUD-1	The Final HUD-1 in the loan file is missing the breakdown of fees in the 1100 section. Estimated HUD -1 in file. Unable to complete compliance review. Additional conditions may apply.	03/30/2015: uploading hud with last past reflecting breakdown on 1100 series fees	03/30/2015: Audit review of Final HUD-1 reflecting breakdown on 1100 series fees documentation submitted is deemed acceptable, condition cleared.
300008417	$682,000	DC	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file		03/24/2015: A CDA report reflecting a value of $1,050,000 which is a 0% variance was provided. Condition Cleared.
LTV is lower than guideline maximum LTV of65% < max of 80%; Reserves are higher than guideline minimum 30 months reserves < 12 months required; DTI is lower than guideline maximum DTI of 11.35% < max of 43%; No Mortgage Lates Mortgage rated for 44 months with no delinquencies;

300008417	$682,000	DC	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing income documentation
Lender Credit Guidelines dated 12/22/2014 require a Profit and Loss Statement and Balance sheet if tax returns are > 120 days covering the period between the end of the tax return year through present.  Lender did not obtain Profit and loss statements or Balance sheet to support year to date income for Borrower and co-borrower's current employment

04/01/2015: Borrowers are not considered self-employed as borrower has 2.43% ownership in current employment business and co-borrower has less than 1% ownership of current employment business therefore a P&L and Balance Sheet would not be required. Pay stubs were obtained to document current earnings. K-1s uploaded for your review.

04/01/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and has determined that the borrower's are not self-employed. Verified that borrower has 2.43% ownership in current employment business and co-borrower has less than 1% ownership of current employment business , therefore not subject to self-employment requirements.  Condition cleared.

LTV is lower than guideline maximum LTV of65% < max of 80%; Reserves are higher than guideline minimum 30 months reserves < 12 months required; DTI is lower than guideline maximum DTI of 11.35% < max of 43%; No Mortgage Lates Mortgage rated for 44 months with no delinquencies;

300008417	$682,000	DC	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing K-1	2013 and 2012 K-1 for borrower from current employer and 2013 and 2012 K-1 for co-borrower from current employer are missing attached schedules to support income.		03/24/15: Lender provided the copies of the 2013 and 2012 K-1’s for borrower's current employment and 2013 and 2012 K-1’s for co-borrower's current employment which support income. Condition cleared.
LTV is lower than guideline maximum LTV of65% < max of 80%; Reserves are higher than guideline minimum 30 months reserves < 12 months required; DTI is lower than guideline maximum DTI of 11.35% < max of 43%; No Mortgage Lates Mortgage rated for 44 months with no delinquencies;

300008415	$465,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		03/24/2015: A CDA report reflecting a value of $645,000 which is a 0% variance was provided. Condition Cleared.
DTI is lower than guideline maximum Maximum DTI is 43%; FICO is higher than guideline minimum FICO is 740, minimum is 720; Reserves are higher than guideline minimum Borrower has over 100 months reserves;

300008415	$465,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure provided 1/22/2015, Lender of Record application date 12/17/2014		03/24/15: The Affiliated Business Disclosure was provided with a date of 12/17/14 and is within 3 days of the application date. Condition Cleared.
DTI is lower than guideline maximum Maximum DTI is 43%; FICO is higher than guideline minimum FICO is 740, minimum is 720; Reserves are higher than guideline minimum Borrower has over 100 months reserves;

300008415	$465,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure dated 01/12/2015, Lender of record date is 12/17/2014.	03/27/2015: uploaded disclosure found in the initial disclosure package provided to borrower	03/27/2015: Audit review of Appraisal disclosure, dated 12/17/2014, documentation submitted is deemed acceptable, condition cleared.
DTI is lower than guideline maximum Maximum DTI is 43%; FICO is higher than guideline minimum FICO is 740, minimum is 720; Reserves are higher than guideline minimum Borrower has over 100 months reserves;

300008415	$465,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Missing Initial Truth in Lending		03/24/15: The Initial Truth in Lending Disclosure was provided with a date of 12/17/14, with an APR of 4.043%, and is within 3 days of the application date. Condition Cleared.
DTI is lower than guideline maximum Maximum DTI is 43%; FICO is higher than guideline minimum FICO is 740, minimum is 720; Reserves are higher than guideline minimum Borrower has over 100 months reserves;

300008415	$465,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Federal Consumer Protection	Missing rate lock verification	Missing evidence of Rate Lock.		03/24/15: Lock confirmation provided with a lock date of 12/17/14. Condition Cleared.
DTI is lower than guideline maximum Maximum DTI is 43%; FICO is higher than guideline minimum FICO is 740, minimum is 720; Reserves are higher than guideline minimum Borrower has over 100 months reserves;

300008414	$843,750	PA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file .		03/24/2015: CDA provided reflecting a value of $1,125,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.
300008414	$843,750	PA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	The initial application is dated 09/16/2014. The initial Affiliated Business Disclosure is dated 09/22/2014 and was not provided to the Borrower within 3 business days of application date.	Property was a TBD until 9/17/2014 per Audit Trail provided below. Disclosures mailed 9/22/2014. 9/17/2014 was a Wednesday and 9/22/2014 a Monday (3rd business day).
03/24/15:  Audit reviewed the lender rebuttal and has determined that the initial application was taken on 09/17/14 (Wed.), so the initial disclosures would need to be sent by 09/22/14 (monday). Disclosures were provided on 09/22/14. Condition cleared.

300008414	$843,750	PA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The initial application is dated 09/16/2014. The initial Appraisal Disclosure is dated 09/22/2014 and was not provided to the Borrower within 3 business days of application date.	The property was TBD until 09/17/2014 per Audit Trail provided below. Disclosures were sent on 09/22/2014. 09/17/2014 was a Wednesday and 09/22/2014 a Monday (3rd business day).	03/24/2015: Document provided. No outstanding issues found. Condition cleared.
300008414	$843,750	PA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Good Faith Estimate not provided within 3 business days of application date.
The initial application is dated 09/16/2014. The initial Good Faith Estimate Disclosure is dated 9/22/2014 is dated 09/22/2014 and was not provided to the Borrower within 3 business days of application date.
																					Property was a TBD until 9/17/2014 per Audit Trail provided below. Disclosures mailed 9/22/2014. 9/17/2014 was a Wednesday and 9/22/2014 a Monday (3rd business day).
03/24/15:  Audit reviewed the lender rebuttal and has determined that the initial application was taken on 09/17/14 (Wed.), so the initial disclosures would need to be sent by 09/22/14 (monday). Disclosures were provided on 09/22/14. Condition cleared.

300008414	$843,750	PA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The initial application is dated 09/16/2014. The HUD Homeownership Counseling Disclosure is dated 09/22/2014 and was not provided to the Borrower within 3 business days of application date.	The property was TBD until 09/17/2014 per Audit Trail provided below. Disclosures were sent on 09/22/2014. 09/17/2014 was a Wednesday and 09/22/2014 a Monday (3rd business day).	03/24/2015: Document provided. No outstanding issues found. Condition cleared.
300008414	$843,750	PA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The initial application is dated 09/16/2014. The Initial TIL is dated 09/22/2014 and was not provided to the Borrower within 3 business days of application date.	Property was a TBD until 9/17/2014 per Audit Trail provided below. Disclosures mailed 9/22/2014. 9/17/2014 was a Wednesday and 9/22/2014 a Monday (3rd business day).
03/24/15:  Audit reviewed the lender rebuttal and has determined that the initial application was taken on 09/17/14 (Wed.), so the initial disclosures would need to be sent by 09/22/14 (monday). Disclosures were provided on 09/22/14. Condition cleared.

300008414	$843,750	PA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Servicing Disclosure Statement not provided within 3 business days of application date.	The initial application is dated 09/16/2014. The Servicing Disclosure Statement is dated 09/22/2014 and was not provided to the Borrower within 3 business days of application date.	Property was a TBD until 9/17/2014 per Audit Trail provided below. Disclosures mailed 9/22/2014. 9/17/2014 was a Wednesday and 9/22/2014 a Monday (3rd business day).
03/24/15:  Audit reviewed the lender rebuttal and has determined that the initial application was taken on 09/17/14 (Wed.), so the initial disclosures would need to be sent by 09/22/14 (monday). Disclosures were provided on 09/22/14. Condition cleared.

300008414	$843,750	PA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Special Information Booklet not provided within 3 business days of application date.	The initial application is dated 09/16/2014. The Special Information Booklet is dated 09/22/2014 and was not provided to the Borrower within 3 business days of application date.	Property was a TBD until 9/17/2014 per Audit Trail provided below. Disclosures mailed 9/22/2014. 9/17/2014 was a Wednesday and 9/22/2014 a Monday (3rd business day).
03/24/15:  Audit reviewed the lender rebuttal and has determined that the initial application was taken on 09/17/14 (Wed.), so the initial disclosures would need to be sent by 09/22/14 (monday). Disclosures were provided on 09/22/14. Condition cleared.

300008413	$825,000	AZ	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/23/15: CDA provided reflecting a value of $1,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300008413	$825,000	AZ	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	The HUD Homeownership Organization Counseling Disclosure is missing from the file.		03/23/2015: HUD Homeownership Counseling Disclosure provided dated 12/01/2015 which was within 3 days of the initial application date. Condition cleared.
300008413	$825,000	AZ	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Legal Documents	Missing Mortgage Rider	Missing Second Home Rider to Deed of Trust. Document indicates that there is a Second Home Rider.		03/23/2015: Recorded deed of trust provided with second rider attached. Condition cleared.
300008412	$452,500	AZ	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		03/23/15: CDA provided reflecting a value of $638,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300008410	$1,250,750	WA	Underwriting Complete	D	B	A	A	B	B	D	A			Property	Cleared	D	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing: A CDA Report was not provided.		03/23/15: CDA provided reflecting a value of $1,800,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300008410	$1,250,750	WA	Underwriting Complete	D	B	A	A	B	B	D	A			Compliance	Cleared	B	B	Federal Consumer Protection	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 27.52%. The Lender was required to provide a cure in the amount of $144.50.		Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $202.50. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
300008409	$862,500	MD	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	03/24/2015: CDA	03/24/2015: A CDA report reflecting a value of $1,170,000 which is a 0% variance was provided. Condition Cleared.
300008409	$862,500	MD	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Failure to obtain Employment Verification	Verification of employment in file is dated 11/03/14 and the note date is 12/16/14. Lender guidelines required a VOE completed within 10 business days from the note date.
04/02/2015: VOE completed 12/12/14 verifies the borrower was actively employed ; verification provided by CPA. VOE uploaded for your review.
 03/26/2015: The Lender guidelines for employment verification for self employed borrowers is 30 calendar days prior to the note date.  Business documentation obtained on 11/28/2014 for purposes of employment documentation. Note date of 12/16/2014 is within 30 days of closing.

04/02/2015: Audit review of VOE dated 12/12/2014 and verified by CPA is dated within 30 calendar days prior to the note date of 12/16/2014.  Documentation submitted is deemed acceptable, condition cleared.
 03/26/2015: Audit reviewed the lender rebuttal and has determine that a VOE for a self-employed borrower constitutes either a CPA Letter or a Verbal from CPA or a Business License within 30 calendar days prior to the note date. CPA verbal verification of employment in file is dated 11/03/14 and the Note date is 12/16/14.  Condition remains.

300008407	$675,000	CA	Underwriting Complete	D	A	D	A	B	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/24/2015: CDA provided reflecting a value of $920,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum FICO is 767, minimum is 720; No Mortgage Lates Over 84 months reviewed, no lates; Years Self Employed CPA confirmed over 10 years;
300008407	$675,000	CA	Underwriting Complete	D	A	D	A	B	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Federal Consumer Protection	Missing rate lock verification	Please provide rate lock verification	03/27/2015: Rate Lock Verification	03/27/2015: Audit review of Rate Lock verification screen shot documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum FICO is 767, minimum is 720; No Mortgage Lates Over 84 months reviewed, no lates; Years Self Employed CPA confirmed over 10 years;
300008407	$675,000	CA	Underwriting Complete	D	A	D	A	B	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Servicing Disclosure Statement not provided within 3 business days of application date.	Servicing Disclosure is dated 11/15/2014, application was 9/15/2014.		03/24/2015: Audit review of Servicing Disclosure Statement, dated 09/16/2014, documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum FICO is 767, minimum is 720; No Mortgage Lates Over 84 months reviewed, no lates; Years Self Employed CPA confirmed over 10 years;
300008405	$940,500	CO	Underwriting Complete	D	A	A	A	C	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		03/23/15: CDA provided reflecting a value of $1,254,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300008405	$940,500	CO	Underwriting Complete	D	A	A	A	C	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		03/23/2015: Audit HUD Disclosure, dated 10/16/2014, documentation submitted is deemed acceptable, condition cleared.
300008404	$1,076,000	OK	Underwriting Complete	D	A	A	A	B	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file	03/30/2015: Field Review	03/30/2015: Field Review provided in lieu of CDA reflecting a value of $1,350,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300008404	$1,076,000	OK	Underwriting Complete	D	A	A	A	B	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Affiliated Business Disclosure	Please provide Affiliated business disclosure from initial application and closing	03/26/2015: uploading submission checklist - please see bottom of page two
03/26/2015: Audit review of Affiliated business disclosure, dated 11/03/2014, documentation submitted is deemed acceptable, condition cleared.
 03/24/2015: Document submitted does not clear condition. Received Initial TIL. Please provide Affiliated Business Disclosure. Condition maintained.

300008403	$633,750	TX	Underwriting Complete	D	A	D	A	B	A	D	A			Property	Cleared	D	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing: A CDA Report was not provided.		03/23/15: CDA provided reflecting a value of $845,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 23.28% DTI ; FICO is higher than guideline minimum 767 FICO ; Years in Field 25 yrs in field.;
300008403	$633,750	TX	Underwriting Complete	D	A	D	A	B	A	D	A			Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated 11/25/2014 and the original application date is 11/19/2013.
03/24/2015: Unable to view, Document was not attached. Please attached for review. Condition remains.
03/23/2015: Document provided shows the AFBA info is accurate as of 12/05/2014, but the application date is 11/19/13. Condition remains.
 03/24/15: The Lender provided a Processor Certification stating lender does not retain any affiliated businesses.Condition Cleared.
																									DTI is lower than guideline maximum 23.28% DTI ; FICO is higher than guideline minimum 767 FICO ; Years in Field 25 yrs in field.;
300008403	$633,750	TX	Underwriting Complete	D	A	D	A	B	A	D	A			Credit	Cleared	D	A	Terms/Guidelines	General Credit Exception	Provide HUD-1 from purchase of subject property in 2013.	A HUD-1 from the purchase of the subject property is not required as the borrower is completing a rate/term refinance to pay off the current mortgagor.	03/24/2015: Audit has reviewed loan file and determined that the condition is invalid, Condition cleared.			DTI is lower than guideline maximum 23.28% DTI ; FICO is higher than guideline minimum 767 FICO ; Years in Field 25 yrs in field.;
300008403	$633,750	TX	Underwriting Complete	D	A	D	A	B	A	D	A			Credit	Cleared	D	A	Legal Documents	Missing appraisal completion certificate (442)	Missing 442 and photos to evidence completion.		03/24/2015: Appraisal completion certificate dated 01/27/2015 provided. No outstanding issues found. Condition cleared.			DTI is lower than guideline maximum 23.28% DTI ; FICO is higher than guideline minimum 767 FICO ; Years in Field 25 yrs in field.;
300008403	$633,750	TX	Underwriting Complete	D	A	D	A	B	A	D	A			Credit	Cleared	D	A	Legal Documents	Missing Certificate of Occupancy	Missing Certificate of Occupancy		03/24/2015: Certificate of occupancy provided. No outstanding issues found. Condition cleared.			DTI is lower than guideline maximum 23.28% DTI ; FICO is higher than guideline minimum 767 FICO ; Years in Field 25 yrs in field.;
300008403	$633,750	TX	Underwriting Complete	D	A	D	A	B	A	D	A			Credit	Cleared	D	A	Terms/Guidelines	Missing VOM	Provide 12 month VOM on subject property max 0 x30.
The credit report dated 11/4/2014 reflects a 10 month satisfactory payment history on the subject’s current mortgage loan based on the date the loan opened 12/2013. Credit report also reflects numerous closed mortgages with satisfactory payment histories.
																						03/24/2015: Audit review of Credit report shows 10 month satisfactory payment history with current mortgagor and 23 months satisfactory history with previous mortgagor. Condition cleared.			DTI is lower than guideline maximum 23.28% DTI ; FICO is higher than guideline minimum 767 FICO ; Years in Field 25 yrs in field.;
300008402	$722,149	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report not provided.		03/23/15: CDA provided reflecting a value of $990,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 13.60% < 43% DTI; Reserves are higher than guideline minimum 55.1 months > 15 months; FICO is higher than guideline minimum 719 > 700 FICO;
300008402	$722,149	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	General Credit Exception	Lender guidelines require the representative credit score to be at least 720 to waive escrows. Escrows were waived with credit score of 719.
03/25/2015: Per the Lender's Operations Manual, for the state subject property is located in, if LTV is 90% or less, escrows may be waived at borrower request without conditions. There are no other underwriting conditions or overlays that apply for loans in subject property's state. Minimum FICO does not apply in subject property's state.

03/25/2015: Audit reviewed the lender rebuttal and has determine that per subject property's state CIVIL CODE SECTION 2947-2955.5 (a) (1) No impound, trust, or other type of account for payment of taxes on the property, insurance premiums, or other purposes relating to the property shall be required as a condition of a real property sale contract or a loan secured by a deed of trust or mortgage on real property containing only a single-family, owner-occupied dwelling, except:  (D) where the original principal amount of such a loan is (i) 90 percent or more of the sale price, if the property involved is sold, or is (ii) 90 percent or more of the appraised value of the property securing the loan. LTV/CLTV is 72.94%. Condition cleared.
																									DTI is lower than guideline maximum 13.60% < 43% DTI; Reserves are higher than guideline minimum 55.1 months > 15 months; FICO is higher than guideline minimum 719 > 700 FICO;
300008402	$722,149	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Missing LOE	Lender guidelines require a signed statement from the borrowers for inquiries within 120 days of credit report. No letter of explanation provided in file.
The two inquiries of 7/1/14 was already reported on the credit report reflecting that the first inquiry result in an open account on 7/1/14.  The 2nd inquiry is the 1st inquiry credit card services as indicated on the loan approval in file.
																						03/23/15: Audit agrees. Condition cleared.			DTI is lower than guideline maximum 13.60% < 43% DTI; Reserves are higher than guideline minimum 55.1 months > 15 months; FICO is higher than guideline minimum 719 > 700 FICO;
300008402	$722,149	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing verbal verification of employment
Lender guidelines require a verbal verification of employment within 10 days of the Note date. Verbal Verifications of Employment in file are dated 12/31/2014 & 12/29/2014 with the Note dated 12/15/2014 and loan funding 12/19/2014.  No Verbal Verification in file was performed prior to loan closing.
																						04/02/2015: Audit received VOEs for borrower and CB completed on 12/10/2014 which was within 10 dyas of the note date. Condition cleared.			DTI is lower than guideline maximum 13.60% < 43% DTI; Reserves are higher than guideline minimum 55.1 months > 15 months; FICO is higher than guideline minimum 719 > 700 FICO;
300008401	$1,762,500	TX	Underwriting Complete	D	B	A	A	B	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file	03/30/2015: Appraisal review	03/30/2015: A CDA report reflecting a value of $2,350,000 which is a 0% variance was provided. Condition Cleared.
300008401	$1,762,500	TX	Underwriting Complete	D	B	A	A	B	B	D	A	SHQM	SHQM	Compliance	Cleared	B	B	Federal Consumer Protection	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD
Fee totals of $676 in the GFE column vs $1,401 charged to the borrower results in a 107.25% increase, which is greater than 10% allowable.  A lender credit in the amount of $657.40 would be required to cure the tolerance issue.  A lender credit was issued on line 204 in the amount of $621.10, however, this is not enough to cure the tolerance issue.
																					04/02/2015: uploading copy of refund documentation fed x'd to borrower
04/02/2015: Notification of error, revised HUD-1, evidence of shipment and refund to borrower of $36.30 was provided. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.   Condition cleared.

300008401	$1,762,500	TX	Underwriting Complete	D	B	A	A	B	B	D	A	SHQM	SHQM	Compliance	Cleared	B	A	TILA	Insufficient Lender refund to RESPA violation
Fee totals of $676 in the GFE column vs $1,401 charged to the borrower results in a 107.25% increase, which is greater than 10% allowable.  A lender credit in the amount of $657.40 would be required to cure the tolerance issue.  A lender credit was issued on line 204 in the amount of $621.10, however, this is not enough to cure the tolerance issue.

04/02/2015: Notification of error, revised HUD-1, evidence of shipment and refund to borrower of $36.30 was provided. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.   Condition cleared.

300008401	$1,762,500	TX	Underwriting Complete	D	B	A	A	B	B	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing sufficient evidence of “changed circumstance” to support new GFE”
There are 2 Good Faith Estimates in file. One is dated 10/14/2014 and includes a change form based on an appraisal fee increase. However, another GFE was provided on 11/21/2014 due to a rate lock which increased the disclosed rate on the previous GFE. The GFE on 10/14/2014 shows that the interest rate is 4.125% with a monthly payment of $8,541.95. The actual interest rate is shown on the other Good Faith which is 4.25% with a monthly payment of $8,670.44. Please provide the change of circumstance form dated 11/21/2014 indicating the acknowledgment of the rate lock.
																					04/09/2015: uploading CIC for rate change	04/09/2015: Audit reviewed the change of circumstance form reflecting change date of 11/21/2014 due to pricing/lock terms change. Documentation submitted is deemed acceptable, condition cleared.
300008399	$712,500	TX	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		03/24/2015: A CDA report reflecting a value of $950,000 which is a 0% variance was provided. Condition Cleared.
300008399	$712,500	TX	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Federal Consumer Protection	Missing rate lock verification	Please provide evidence of loan lock		03/24/15: Lock confirmation provided with a lock date of 12/22/14. Condition Cleared.
300008398	$1,000,000	IL	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		03/24/2015: CDA provided reflecting a value of $1,375,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.
300008398	$1,000,000	IL	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Finance Charge Under Disclosed	Finance charge under disclosed by $461.27 due to lender not including Attorney Fee of $950.	03/24/2015: DD response provided
03/24/2015: Audit has re-analyzed the HUD-1 documentation and determined that an Attorney fee for personal representation in the amount of $950 was inadvertently included as a finance charge.  Condition cleared.

300008398	$1,000,000	IL	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Good Faith Estimate not provided within 3 business days of application date.	Initial GFE not provided within 3 days of Initial application date of 12/05/14. GFE in file is dated 12/17/2014.
03/25/2015: We are unable to locate any documentation indicating that the application process began prior to 12/15/14. The only document located in the file dated 12/5/14 was the sales contract but that was not the day the borrower made application.

03/25/2015: Audit has re-analyzed the loan documents and determined that the initial application date is 12/15/2014, therefore the GFE dated 12/17/2014 was provided within 3 days of the initial application.  Condition cleared.

300008398	$1,000,000	IL	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Special information booklet.	Missing evidence Special Information Booklet was provided to Borrower.		03/24/2015: Audit review of all documentation submitted is deemed acceptable. Initial GFE found in file shows Borrower received Special Information Booklet. Condition cleared.
300008398	$1,000,000	IL	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Prepaid Finance Charges under disclosed	Finance charge under disclosed by $461.27 due to lender not including Attorney Fee of $950.	03/24/2015: DD response provided
03/24/2015: Audit has re-analyzed the HUD-1 documentation and determined that an Attorney fee for personal representation in the amount of $950 was inadvertently included as a finance charge.  Condition cleared.

300008396	$752,000	CO	Underwriting Complete	D	B	C	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file	03/24/2015: CDA	03/24/2015: A CDA report reflecting a value of $950,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 17% DTI; FICO is higher than guideline minimum 786 Credit Score; Reserves are higher than guideline minimum 380.2 months of reserves;
300008396	$752,000	CO	Underwriting Complete	D	B	C	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	C	B(e)	Terms/Guidelines	Ineligible Transaction	Lender guidelines do not allow for properties with more than 10 acres. Subject property has 43.98 acres of land.
04/07/2015: Property with over 10 acres is eligible if they are common to the area and comparable properties are available for comparison. These properties must go through the variance process for approval and receive an acceptable CRR rating from the Appraisal Review Team. ART has approved and comps exhibit similar acreages...acreage is common to the area.

04/13/2015: Audit has reviewed the acres, appraisal and CDA and has determined that 43 acres does not materially affect the subject loan.  Compensating factors include 17% DTI, 786 FICO and 380 months reserves. Loan outside of lender guides and will be rated a B.
																							Exception	Originator	DTI is lower than guideline maximum 17% DTI; FICO is higher than guideline minimum 786 Credit Score; Reserves are higher than guideline minimum 380.2 months of reserves;
300008396	$752,000	CO	Underwriting Complete	D	B	C	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Insufficient credit history
The guidelines require a 24 month mortgage history. The borrower does not have any mortgage history listed on credit report. Borrower does not have sufficient trade lines to qualify without mortgage history.

04/08/2015: Uploaded property detail report for present address confirming property is titled in the name of non app spouse.
04/07/2015: Borrower has provided a letter of explanation that is very clear. The house at the borrower's current residence is owned by his wife as sole and separate property. The property was owned by her before they were dating. He is not responsible for taxes, insurance, or mortgage. The non applicant spouse is completely responsible for the property and spouse is not on application. See borrowers Schedule A of the 2013 personal return for evidence that he does not pay mortgage interest, or property taxes. With regards to the lack of mortgage history, Lender approved due to other compensating factors. Borrower has $1.3MM in post-closing reserves.
 03/26/2015: Uploaded Lender's Manager's variance approval for lack of mortgage history. Comp factors: dti, reserves, great credit.

04/08/2015: Audit review of property detail report for borrower's current residence confirming property is titled in the name of non app spouse, documentation submitted is deemed acceptable, Spouse took title on 09/11/2006.  Condition cleared.
04/07/2015: Audit reviewed the lender rebuttal and has determine that a property profile report is required for borrower's current residence to verify nothing has been recorded in the borrower's name.  Condition remains.
 03/31/2015: Need evidence that the borrower is not liable for the mortgage and taxes and insurances for his primary residence,. The only item in the loan file is an LOX from the Borrower. Need proof that he is not liable. Husband and wife live in property.  Additionally, borrower does not have sufficient trade lines to qualify without mortgage history. Additionally conditions may apply once received.
																									DTI is lower than guideline maximum 17% DTI; FICO is higher than guideline minimum 786 Credit Score; Reserves are higher than guideline minimum 380.2 months of reserves;
300008396	$752,000	CO	Underwriting Complete	D	B	C	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	C	B(e)	Terms/Guidelines	LTV Exceeds Guideline Limit
The subject mortgage is a purchase loan with a loan-to-value (LTV) of 80%. According to Lender guidelines, the maximum LTV for a second home is 75%. The submitted LTV of 80% exceeds Lender's guidelines for this type of property.

Borrower has a 786 FICO with a DTI of 17% based solely on his base income without bonuses. Borrower also has more than $1 million in assets which more than covers the reserve requirement of 12 months. Borrower shows great ability to save; steady job history; and good use of credit.
																							Exception	Originator	DTI is lower than guideline maximum 17% DTI; FICO is higher than guideline minimum 786 Credit Score; Reserves are higher than guideline minimum 380.2 months of reserves;
300008395	$564,000	CA	Underwriting Complete	D	A	A	A	C	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	03/24/2015: CDA	03/24/2015: A CDA report reflecting a value of $710,000 which is a 0% variance was provided. Condition Cleared.
300008395	$564,000	CA	Underwriting Complete	D	A	A	A	C	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	HUD Homeownership Organization Counseling Disclosure not provided in file.	03/24/2015: uploaded H.O. counseling disc	03/24/2015: Audit review of HUD Homeownership Organization Counseling Disclosure, dated 10/29/2014, documentation submitted is deemed acceptable, condition cleared.
300008391	$520,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing: A CDA Report was not provided		03/23/15: CDA provided reflecting a value of $1,205,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300008391	$520,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods
43.50% DTI is greater than 43.00% DTI requirement utilizing ATR qualifying methods. Lender excluded a revolving account that was showing on the credit report refresh prior to closing.  Cannot validate that it is a duplicate account.

04/07/2015: Comparing the 2 revolving accounts on the refresh report indicates that the first 12 digits of the 1st account in question are the same, open dates are the same, High Credit and the $800 balances are the same. One account has a complete 16 digit account number. Lender has no reason to believe that this is not a duplicate account. Borrower has 23 yrs service and the ltv is 43%.

04/07/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and has determine that the 2 revolving accounts in question are duplicates and the most current credit report reflects a balance of $800 with a monthly payment of $28.  DTI is now 41.41% which is below guideline maximum of 43%.  Condition cleared.

300008391	$520,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Debt to Income Ratio utilizing QM methodology exceeds 43%	43.50% DTI exceeds 43.00% DTI under QM. Lender excluded a revolving account that was showing on the credit report refresh prior to closing. Cannot validate that it is a duplicate account.
04/07/2015: Comparing the 2 revolving accounts in question on the refresh report indicates that the first 12 digits of the 1st account are the same, open dates are the same, High Credit and the $800 balances are the same. One account has a complete 16 digit account number. Lender has no reason to believe that this is not a duplicate account. Borrower has 23 yrs service and the ltv is 43%.

04/07/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and has determine that the 2 revolving accounts in question are duplicates and the most current credit report reflects a balance of $800 with a monthly payment of $28.  DTI is now 41.41% which is below guideline maximum of 43%.  Condition cleared.

300008391	$520,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	43.50% DTI exceeds 43.00% DTI under QM. Lender excluded a revolving account that was showing on the credit report refresh prior to closing. Cannot validate that it is a duplicate account.
04/07/2015: Comparing the 2 revolving accounts in question on the refresh report indicates that the first 12 digits of the 1st account are the same, open dates are the same, High Credit and the $800 balances are the same. One account has a complete 16 digit account number. Lender has no reason to believe that this is not a duplicate account. Borrower has 23 yrs service and the ltv is 43%.

04/07/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and has determine that the 2 revolving accounts in question are duplicates and the most current credit report reflects a balance of $800 with a monthly payment of $28.  DTI is now 41.41% which is below guideline maximum of 43%.  Condition cleared.

300008390	$648,750	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	03/24/2015: Appraisal review	3/24/2015: A CDA report reflecting a value of $865,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 25.05% DTI ; FICO is higher than guideline minimum 802 FICO ; Years in Field 9 yrs in field;
300008390	$648,750	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing Evidence of HOA Fees	Missing confirmation of annual hazard insurance and monthly HOA obligation for both rental properties.
03/25/2015: HOI policy for Property 1 uploaded for your review. HOA statement for property 2 uploaded for your review. There are no HOA dues on property 1 as this is a SFD. There is no insurance on property 2 per 2013 and 2012 tax returns Schedule E . Property 2 is a condo owned free & clear by the borrower and insurance is not mandatory.

03/25/2014: Audit review of HOA for property 2 (free & clear) reflects $234 per month versus lender amount of $297.10 and Hazard Insurance for property 1(SFR) reflects $888yr/$74 per month versus lender amount of $77.98.  DTI changed from 31.19% to 30.98% current.  Documentation submitted is deemed acceptable, condition cleared.
																									DTI is lower than guideline maximum 25.05% DTI ; FICO is higher than guideline minimum 802 FICO ; Years in Field 9 yrs in field;
300008390	$648,750	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing payment history	Provide evidence property 1 mortgage payment for 11/2014 reflects 0x30.
03/25/2015: The credit report in file is dated 10/26/14 and verifies a satisfactory mortgage payment history for property 1 from 3/2013 through 10/2014 with 0x30; Lender does not require verification of any additional mortgage payments while the credit report is unexpired.

03/25/2015: Audit reviewed the lender rebuttal and has determine that the credit report dated 10/26/2014 reflects 0x90 lates, credit report is sufficient to verify no lates on mortgage.  Condition cleared.
																									DTI is lower than guideline maximum 25.05% DTI ; FICO is higher than guideline minimum 802 FICO ; Years in Field 9 yrs in field;
300008388	$1,940,625	CA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided	03/24/2015: Appraisal review	03/24/2015: A CDA report reflecting a value of $2,590,000 which is a 0% variance was provided. Condition Cleared.
300008384	$885,000	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report not provided in file	03/24/2015: Appraisal review	03/24/2015: A CDA report reflecting a value of $1,200,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 73.75% CLTV; FICO is higher than guideline minimum 745 FICO; DTI is lower than guideline maximum 39.70% DTI;
300008384	$885,000	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing final application (1003)	Missing final 1003 executed by the Lender	03/31/2015: executed 1003	03/31/2015: Audit review of final 1003 executed by the Lender submitted is deemed acceptable, condition cleared.			CLTV is lower than guideline maximum 73.75% CLTV; FICO is higher than guideline minimum 745 FICO; DTI is lower than guideline maximum 39.70% DTI;
300008383	$900,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file		03/24/2015: CDA provided reflecting a value of $1,326,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.
300008383	$900,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Finance Charge Under Disclosed	Finance charge under disclosed by $251.99. The Lender did not include Attorney Fee of $190 and Archival Fee of $50.	04/07/2015: TIL calculation
04/07/2015: Audit has re-analyzed the HUD-1 documentation and determined that an Attorney fee for personal representation in the amount of $190 was inadvertently included as a finance charge.  Condition cleared.

300008383	$900,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Affiliated Business Disclosure	Missing evidence Affiliated Business Disclosure was provided to borrowers within 3 business days of initial application dated 12/15/2014.	No ABS's. See submmission checklist Page 2.	03/24/2015: Document provided stating no ABA's. No outstanding issues found. Condition cleared.
300008383	$900,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Credit	Acknowledged	D	B(w)	Income/Employment	Missing verbal verification of employment	Verbal Verification of Employment in file is dated 01/30/2015 with the Note dated 01/16/2015 and loan funding 01/23/2015. No Verbal Verification in file that was performed prior to loan closing.	03/26/2015: VOE
03/26/2015: Audit acknowledges that the WVOE, dated 12/22/2014, documentation submitted was not within 10 days prior to the Note date of 01/16/2015, however a verification of employment was also provided dated after the Note date on 01/30/2015.  Borrower has a LTV/CLTV of 67.92%, FICO of 770 and 64 months of Reserves.  Loan will be rated a B.
																							Waiver	Aggregator
300008383	$900,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Prepaid Finance Charges under disclosed	Finance charge under disclosed by $251.99. The Lender did not include Attorney Fee of $190 and Archival Fee of $50.	04/07/2015: TIL calculation
04/07/2015: Audit has re-analyzed the HUD-1 documentation and determined that an Attorney fee for personal representation in the amount of $190 was inadvertently included as a finance charge.  Condition cleared.

300008382	$715,000	OR	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	03/24/2015: Appraisal review	03/24/2015: A CDA report reflecting a value of $1,150,000 which is a 0% variance was provided. Condition Cleared.
300008382	$715,000	OR	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Failure to obtain Documentation	Missing a letter of explanation from the Borrower regarding continual decline of total income from 2012 through year end 2014.	03/27/2015: LOE for Income decline
03/27/2015: Audit review of LOE for Income decline was due to commission model change, documentation submitted is deemed acceptable. 2014 W2 income was $342,201.01 and 2013 W2 income was $343,481.37, commission in 2014 was slightly less than 2013.  Condition cleared.

300008381	$1,200,000	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided	03/24/2015: Appraisal review	03/24/2015: A CDA report reflecting a value of $1,525,000 which is a 0% variance was provided. Condition Cleared.
300008381	$1,200,000	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing appraisal	Missing required second appraisal with a value of $1,500,000 as required by Loan Approval	03/24/2015: Lender guidelines require only one appraisal for loan amounts less than or equal to $1,500,000; the loan amount on this file is $1,200,000.
03/24/2015:  Audit reviewed the lender rebuttal and has determine that per Credit Policy Guidelines dated 01/15/2015, loans that require two appraisals have loan amounts less than or equal to $1,500,001 and subject loan amount is $1,200,000.  Condition cleared.

300008378	$1,260,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		03/24/2015: CDA provided reflecting a value of $1,660,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.
300008378	$1,260,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date. Affiliated Business Disclosure was provided on 10/28/2014 and the application date is 09/05/2014.	03/24/2015: Uploading a copy of the AUDIT Field 11 showing property selected on 10-28-14
03/24/2015: Audit reviewed the lender rebuttal and has determine that the screen shot reflecting property entered into the system was dated 10/28/2014 which should also be the application date, therefore all disclosures are within the 3 business days of application.  Documentation submitted is deemed acceptable, condition cleared.
 03/24/2015: Unable to view, Document was not attached. Please attached for review. Condition remains.

300008378	$1,260,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. The Appraisal disclosure was provided on 10/28/2014, the application date is 09/05/2014.	03/24/2015: Uploading a copy of the AUDIT Field 11 showing property selected on 10-28-14
03/24/2015: Audit reviewed the lender rebuttal and has determine that the screen shot reflecting property entered into the system was dated 10/28/2014 which should also be the application date, therefore all disclosures are within the 3 business days of application.  Documentation submitted is deemed acceptable, condition cleared.
 03/24/2015: Unable to view, Document was not attached. Please attached for review. Condition remains.

300008378	$1,260,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Failure to obtain 3rd party verification of employment	Borrower is self employed. Need a VOE from CPA verifying employment for Borrower.
04/01/2015:  Business license obtained as 3rd party verification for borrower's current self-employed business as listed on the 1003 application. License shows the company was filed in 1989 and is currently active and lists our borrower as agent. License uploaded for your review.

04/01/2015: Audit review of borrower's current self-employed business as listed on the 1003 application, a business license obtained as 3rd party verification dated as of 11/11/2014 documentation submitted is deemed acceptable, condition cleared.

300008378	$1,260,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Good Faith Estimate not provided within 3 business days of application date.	Good Faith Estimate not provided within 3 business days of application date. The Good Faith Estimate was provided on 10/28/2014 and the application date is 09/05/2014.
03/24/2015: Uploading a copy of the AUDIT Field 11 showing property selected on 10-28-14
 This loan is a primary purchase. The property address was not determined until the last party signed the contract on 10-22-14. Therefore all 6 elements could not be determined until after that date.

03/24/2015: Audit reviewed the lender rebuttal and has determine that the screen shot reflecting property entered into the system was dated 10/28/2014 which should also be the application date, therefore all disclosures are within the 3 business days of application.  Documentation submitted is deemed acceptable, condition cleared.
 03/24/2015: Initial application in loan file shows address and application date of 09/05/2015. Please provide screen shot of your system showing the date property address was entered in the system. Condition remains.

300008378	$1,260,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. HUD Homeownership Counseling Disclosure was provided on 10/28/2014, and the application date is 09/05/2014.	03/24/2015: Uploading a copy of the AUDIT Field 11 showing property selected on 10-28-14
03/24/2015: Audit reviewed the lender rebuttal and has determine that the screen shot reflecting property entered into the system was dated 10/28/2014 which should also be the application date, therefore all disclosures are within the 3 business days of application.  Documentation submitted is deemed acceptable, condition cleared.
 03/24/2015: Unable to view, Document was not attached. Please attached for review. Condition remains.

300008378	$1,260,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	Initial TIL not provided within 3 Business days of application - MDIA violation (Lender Disclosure). The Initial TIL was provided on 10/28/2014, and the application date is 09/05/2014.	03/24/2015: Uploading a copy of the AUDIT Field 11 showing property selected on 10-28-14
03/24/2015: Audit reviewed the lender rebuttal and has determine that the screen shot reflecting property entered into the system was dated 10/28/2014 which should also be the application date, therefore all disclosures are within the 3 business days of application.  Documentation submitted is deemed acceptable, condition cleared.
 03/24/2015: Unable to view, Document was not attached. Please attached for review. Condition remains.

300008378	$1,260,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Servicing Disclosure Statement not provided within 3 business days of application date.	Servicing Disclosure Statement not provided within 3 business days of application date. The Servicing Disclosure Statement was provided on 10/28/2014, and the application date is 09/05/2014.
03/24/2015: Uploading a copy of the AUDIT Field 11 showing property selected on 10-28-14
 This loan is a primary purchase. The property address was not determined until the last party signed the contract on 10-22-14. Therefore all 6 elements could not be determined until after that date.

03/24/2015: Audit reviewed the lender rebuttal and has determine that the screen shot reflecting property entered into the system was dated 10/28/2014 which should also be the application date, therefore all disclosures are within the 3 business days of application.  Documentation submitted is deemed acceptable, condition cleared.
 03/24/2015: Initial application in loan file shows address and application date of 09/05/2015. Please provide screen shot of your system showing the date property address was entered in the system. Condition remains.

300008378	$1,260,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet not provided within 3 business days of application date. The Special Information Booklet was provided on 10/28/2014, and the application date is 09/05/2014.	03/24/2015: Uploading a copy of the AUDIT Field 11 showing property selected on 10-28-14
03/24/2015: Audit reviewed the lender rebuttal and has determine that the screen shot reflecting property entered into the system was dated 10/28/2014 which should also be the application date, therefore all disclosures are within the 3 business days of application.  Documentation submitted is deemed acceptable, condition cleared.
 03/24/2015: Unable to view, Document was not attached. Please attached for review. Condition remains.

300008377	$888,750	CA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.	03/24/2015: Appraisal review	03/24/2015: A CDA report reflecting a value of $1,185,000 which is a 0% variance was provided. Condition Cleared.
Reserves are higher than guideline minimum Only 12 months reserves required, borrowers have over 100 month; FICO is higher than guideline minimum FICO is 817, minimum is 720; DTI is lower than guideline maximum DTI is 19.52%, maximum is 43%;

300008377	$888,750	CA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Cash Out Exceeds Maximum Allowable	The borrowers received $885,781.38 cash at closing, the Lender's Guidelines dated 10/20/2014 allow a maximum of $300,000 on an LTV >55%.
04/10/2015: Since subject property is located in an escrow state, final document will not be signed. only the estimate was signed. Transaction was a cash purchase. See prelim title also, Document was recorded on Oct 2, 2014. The purchase was executed as evidenced by the final settlement statement and the title.
04/09/2015: Uploaded the Buyers Final Settlement Statement from the purchase.
 03/30/2015: Cash-out amounts on a technical refinance do not require a variance; it is built in to the lending matrix. Tech Refi Transactions are coded as Cash-Out for pricing only but Technical Refinance "loan amounts" and "LTV's" follow purchase & r/t refinance guidelines.

4/14/2015:  Final HUD I stamped true and certified provided, condition cleared.
04/10/2015: Audit reviewed the lender rebuttal and has determine that per client guidance, the settlement statement is required to be certified by the settlement agent.  Condition remains.
4/9/15: Applicable underwriting guidelines require verification of purchase via 'Executed HUD1'. Unexecuted settlement statement provided is not sufficient.
 03/30/2015: Audit reviewed the lender rebuttal and has determine that per guidelines dated 10/20/2014, documentation requirements for a technical refinance are as follows:an executed HUD-1 from the purchase transaction which a) must reflect no financing was obtained to purchase the subject property and b) will be used to document the original purchase price. The source of funds used in the purchase transaction must be fully documented (e.g. bank statements, personal loan documents, HELOC on another property, etc.) and must be the borrower’s own funds (e.g. gift funds, inheritance, etc. are ineligible) If business funds were used, the borrower/co-borrower must be 100% owner of the business entity.  Borrower/Co-borrower may each own fractional parts of the business as long as combined ownership equals 100%. Condition remains.

Reserves are higher than guideline minimum Only 12 months reserves required, borrowers have over 100 month; FICO is higher than guideline minimum FICO is 817, minimum is 720; DTI is lower than guideline maximum DTI is 19.52%, maximum is 43%;

300008377	$888,750	CA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	D	B(w)	Terms/Guidelines	Failure to obtain Evidence of Self Employment
The Lender Residential Credit Policy requires the lender to obtain verification of self-employment through a third party source dated within 30 days of the Note date.  The file contained only an internet search with no ownership verification.
																					03/30/2015: Uploaded Secretary of State Document indicating business is still active. Borrower has been in business 34 years.
03/30/2015: Audit acknowledges that a VOE was not provided within 30 days of the Note date of 11/25/2014, however a verification of employment was  provided dated after the Note date on 03/27/2015 (copy of business license by State).  Borrower has a DTI of 19.52%, FICO of 815 and 280 months of Reserves.  Loan will be rated a B.
																							Waiver	Aggregator
Reserves are higher than guideline minimum Only 12 months reserves required, borrowers have over 100 month; FICO is higher than guideline minimum FICO is 817, minimum is 720; DTI is lower than guideline maximum DTI is 19.52%, maximum is 43%;

300008377	$888,750	CA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Failure to obtain Verbal Verification of Employment	Lender's Residential Credit Policy requires a verification of employment within 10 days of the note date for salaried employees. Missing VVOE for co-borrower.	03/30/2015: Lender has excluded from qualifying the $10,000 monthly salary for the coborrower. The income is not needed for qualifying. Uploaded new 1003/1008.	03/30/2015: Audit reviewed the lender rebuttal and has determine that the income for the co-borrower was not used to qualify, therefore a VVOE is not required. Condition cleared.
Reserves are higher than guideline minimum Only 12 months reserves required, borrowers have over 100 month; FICO is higher than guideline minimum FICO is 817, minimum is 720; DTI is lower than guideline maximum DTI is 19.52%, maximum is 43%;

300008376	$940,000	CA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		03/24/2015: A CDA report reflecting a value of $1,175,000 which is a 0% variance was provided. Condition Cleared.
300008375	$1,032,000	CA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not in the file.		03/24/2015: A CDA report reflecting a value of $1,290,000 which is a 0% variance was provided. Condition Cleared.			FICO is higher than guideline minimum 772 compared to 720. ; Reserves are higher than guideline minimum 55 months compared to 18. ; DTI is lower than guideline maximum 39.64% compared to 43%. ;
300008375	$1,032,000	CA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation	Asset worksheet reflects funds from Asset account #1 on the 1003 application was used for reserves. Missing terms of withdrawal.	03/27/2015: Uploaded terms and conditions for withdrawal. Borrower has retired, left employer and is receiving pensions.	03/27/2015: Audit review of Asset account #1 on the 1003 application terms and conditions for withdrawal documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum 772 compared to 720. ; Reserves are higher than guideline minimum 55 months compared to 18. ; DTI is lower than guideline maximum 39.64% compared to 43%. ;
300008375	$1,032,000	CA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	C	B(e)	Terms/Guidelines	Underwriting Guidelines Breach	Lender guides require a 24 months rental history. The borrower only provided 12 months.		Audit reviewed the loan file and determined that a 2 year rental history does not affect the overall ability to repay the subject loan. Compensating factors include: 772 FICO, 21 mos reserves	Exception	Originator	FICO is higher than guideline minimum 772 compared to 720. ; Reserves are higher than guideline minimum 55 months compared to 18. ; DTI is lower than guideline maximum 39.64% compared to 43%. ;
300008371	$760,000	CA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		03/24/2015: CDA provided reflecting a value of $1,000,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.
300008370	$759,200	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report is required.		03/24/15: A CDA report was provided. No outstanding issue found. Condition cleared.
300008370	$759,200	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure was provided on 12/12/2014 and the original application date is 10/26/2014.	The property was TBD until 12/1/2014 per Audit Trail provided below. Disclosures were sent on 12/1/2014 when the property address was input.	03/24/15: Document provided. No outstanding issues found. Condition cleared.
300008370	$759,200	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The Appraisal Disclosure was provided on 12/02/2014 and the original application date is 10/26/2014.	The property was TBD until 12/1/2014 per Audit Trail provided below. Disclosures were sent on 12/1/2014 when the property address was input.	03/24/15: Document provided. No outstanding issues found. Condition cleared.
300008370	$759,200	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure was provided on 12/01/2014 and the original application date is 10/26/2014.	The property was TBD until 12/1/2014 per Audit Trail provided below. Disclosures were sent on 12/1/2014 when the property address was input.	03/24/15: Document provided. No outstanding issues found. Condition cleared.
300008370	$759,200	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Good Faith Estimate	Missing initial GFE		03/23/15: The initial GFE dated 12/01/14 was provided. Condition cleared.
300008370	$759,200	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Missing initial TIL	The property was TBD until 12/1/2014 per Audit Trail provided below. Disclosures were sent on 12/1/2014 when the property address was input.	03/23/15: Lender provided the initial TIL dated 12/01/14. No conditions noted. Condition Cleared.
300008370	$759,200	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement was provided on 12/01/2014 and the original application date is 10/26/2014.	The property was TBD until 12/1/2014 per Audit Trail provided below. Disclosures were sent on 12/1/2014 when the property address was input.	03/24/15: Document provided. No outstanding issues found. Condition cleared.
300008369	$712,000	CA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		03/24/2015: CDA provided reflecting a value of $890,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.
300008368	$630,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file		03/24/2015: CDA provided reflecting a value of $880,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum Fico: 783 > 720 minimum required; LTV is lower than guideline maximum LTV:  71.59 % is < 80% maximum allowed; Reserves are higher than guideline minimum 24.68 mos reserves > 12 mos required;

300008368	$630,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods
DTI is greater than guideline requirements when utilizing ATR qualifying method.  Debt to income of 72.96% exceed 43% max DTI allowed when utilizing ATR qualifying methods.  The Lender did not include non occupying co-borrowers primary housing expense in debt ratios.  The lender also included rental income for the Borrowers departure residence, however did not document sufficient Equity position and did not provide a lease agreement with documented security deposit.
																					04/03/2015: Income was calculated using leases for both departure residences. DTI using lease income is < 43%.
04/03/2015: Audit review of all documentation submitted is deemed acceptable, audit DTI at 41.75% vs 42.43% per 1008 with the difference being monthly taxes per audit of $742.49 vs $916.67 per 1008/1003.  Documentation for REO property #2 on the 1003 application include a signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,600; security deposit ($5,000) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Documentation for the departure residence include a signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,975; security deposit ($4,500) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account, all rental income included. Condition cleared.

FICO is higher than guideline minimum Fico: 783 > 720 minimum required; LTV is lower than guideline maximum LTV:  71.59 % is < 80% maximum allowed; Reserves are higher than guideline minimum 24.68 mos reserves > 12 mos required;

300008368	$630,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Ability to Repay Non-Compliant: Missing evidence of income documentation
Lender used rental income from borrowers departure residence for qualifying.  ATR requires documented equity of at least 30% in the current primary residence derived from a current (dated within 120 days of the appraisal’s effective date) appraised value minus all outstanding liens rental income must be documented with a copy of the fully executed lease agreement and the receipt of a security deposit from the tenant, and deposit into the borrower’s account.  This documentation was not provided.
																					04/03/2015: Uploaded appraisals under other finding.
04/03/2015: Audit review of appraisal for REO property #2 as listed on the 1003 application reflects value of $950,000 and owes $246,000, therefore property has at least 30% of equity.  Signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,600; security deposit ($5,000) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Property appraisal for the departure residence reflects value of $685,000 and owes $54,000, therefore property has at least 30% of equity.  Signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,975; security deposit ($4,500) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Condition cleared.

FICO is higher than guideline minimum Fico: 783 > 720 minimum required; LTV is lower than guideline maximum LTV:  71.59 % is < 80% maximum allowed; Reserves are higher than guideline minimum 24.68 mos reserves > 12 mos required;

300008368	$630,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	ATR requires a verification of employment for self employed borrowers. Missing third party verification of employment for co-borrower.	04/02/2014: Provided
04/02/2015: Audit review of VOE dated 12/02/2014, copy of business license, was provided within 30 days of the note date (12/09/2014) for self employed borrowers.  Documentation submitted is deemed acceptable, condition cleared.

FICO is higher than guideline minimum Fico: 783 > 720 minimum required; LTV is lower than guideline maximum LTV:  71.59 % is < 80% maximum allowed; Reserves are higher than guideline minimum 24.68 mos reserves > 12 mos required;

300008368	$630,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Debt to Income Ratio utilizing QM methodology exceeds 43%	Debt to income ratio of 72.96% exceed the 43% maximum debt to income ratio utilizing QM methodology.	04/03/2015: Income was calculated using leases for both departure residences. DTI using lease income is < 43%.
04/03/2015: Audit review of all documentation submitted is deemed acceptable, audit DTI at 41.75% vs 42.43% per 1008 with the difference being monthly taxes per audit of $742.49 vs $916.67 per 1008/1003.  Documentation for REO property #2 on the 1003 application include signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,600; security deposit ($5,000) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Documentation for the departure residence include  signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,975; security deposit ($4,500) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account, all rental income included. Condition cleared.

FICO is higher than guideline minimum Fico: 783 > 720 minimum required; LTV is lower than guideline maximum LTV:  71.59 % is < 80% maximum allowed; Reserves are higher than guideline minimum 24.68 mos reserves > 12 mos required;

300008368	$630,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	DTI	DTI Exceeds Guidelines
DTI of 72.96% > 43% max DTI allowed per Lender's Credit Guidelines dated 12/22/2014.  The Lender did not include non occupying co-borrowers primary housing expense in debt ratios.  The lender also included rental income for the Borrowers departure residence, however did not document sufficient Equity position and did not provide a lease agreement with documented security deposit.

04/03/2015: Declaration questions were in error. This is not a non-occupant situation. Both borrowers will reside in subject. 1003 will be corrected. see appraisals and leases for both departure residences.

04/03/2015: Audit review of all documentation submitted is deemed acceptable, audit DTI at 41.75% vs 42.43% per 1008 with the difference being monthly taxes per audit of $742.49 vs $916.67 per 1008/1003.  Documentation for REO property #2 on the 1003 application include a signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,600; security deposit ($5,000) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Documentation for departure residence including a signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,975; security deposit ($4,500) documentation submitted includes a copy of the check, check deposit slip and bank statement  reflecting the credit to account, all rental income included. Condition cleared.

FICO is higher than guideline minimum Fico: 783 > 720 minimum required; LTV is lower than guideline maximum LTV:  71.59 % is < 80% maximum allowed; Reserves are higher than guideline minimum 24.68 mos reserves > 12 mos required;

300008368	$630,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Income/Employment	Incomplete Income Documentation
Lender used rental income from borrowers departure residence for qualifying.  Lender Credit Guidelines dated 12/22/2014 requires documented equity of at least 30% in the current primary residence derived from a current (dated within 120 days of the appraisal’s effective date) appraised value minus all outstanding liens rental income must be documented with a copy of the fully executed lease agreement and the receipt of a security deposit from the tenant, and deposit into the borrower’s account.  This documentation was not provided.
																					04/03/2015: Uploaded appraisals, leases, and proof of sec dep received.
04/03/2015: Audit review of appraisal for REO property #2 on the 1003 application reflects value of $950,000 and owes $246,000, therefore property has at least 30% of equity.  Signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,600; security deposit ($5,000) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Property appraisal for the departure residence reflects value of $685,000 and owes $54,000, therefore property has at least 30% of equity.  Signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,975; security deposit ($4,500) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Condition cleared.

FICO is higher than guideline minimum Fico: 783 > 720 minimum required; LTV is lower than guideline maximum LTV:  71.59 % is < 80% maximum allowed; Reserves are higher than guideline minimum 24.68 mos reserves > 12 mos required;

300008368	$630,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage due to DTI of 72.96% is greater than 43% maximum debt to income ratio utilizing QM methodology.	04/03/2015: Income was calculated using leases for both departure residences. DTI using lease income is < 43%.
04/03/2015: Audit review of all documentation submitted is deemed acceptable, audit DTI at 41.75% vs 42.43% per 1008 with the difference being monthly taxes per audit of $742.49 vs $916.67 per 1008/1003.  Documentation for REO property #2 on the 1003 application include signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,600; security deposit ($5,000) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Documentation for the departure residence include a signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,975; security deposit ($4,500) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account, all rental income included. Condition cleared.

FICO is higher than guideline minimum Fico: 783 > 720 minimum required; LTV is lower than guideline maximum LTV:  71.59 % is < 80% maximum allowed; Reserves are higher than guideline minimum 24.68 mos reserves > 12 mos required;

300008368	$630,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing Balance Sheet	Missing YTD Balance Sheet co-borrower's current self-employment per the 1003 application.	04/07/2015: YTD Balance Sheet
04/10/2015: A YTD Balance sheet provided indicates the company name of the co-borrower's self employment. Condition cleared.
 04/07/2015: Audit review of Balance Sheet documentation submitted does not reflect the company name.  Condition remains.

FICO is higher than guideline minimum Fico: 783 > 720 minimum required; LTV is lower than guideline maximum LTV:  71.59 % is < 80% maximum allowed; Reserves are higher than guideline minimum 24.68 mos reserves > 12 mos required;

300008368	$630,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing verbal verification of employment	Lender's Residential Credit Policy requires a verification of employment within 30 days of the note date for self employed borrowers. Missing third party verification of employment for co-borrower.	04/02/2015: Uploaded v.voe for s/e borrower.
04/02/2015: Audit review of VOE dated 12/02/2014, copy of business license, was provided within 30 days of the note date (12/09/2014) for self employed borrowers.  Documentation submitted is deemed acceptable, condition cleared.

FICO is higher than guideline minimum Fico: 783 > 720 minimum required; LTV is lower than guideline maximum LTV:  71.59 % is < 80% maximum allowed; Reserves are higher than guideline minimum 24.68 mos reserves > 12 mos required;

300008368	$630,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Underwriting Guidelines Breach
Lender's Residential Credit Policy requires the Occupant Borrower’s total stand-alone DTI not exceed 50.00% when an Non Occupying Co-Borrower is used.  The occupying Borrowers total debt ratio of 140.34% exceeds the maximum of 50%.
																					04/03/2015: Declaration questions were in error. This is not a non-occupant situation. Both borrowers will reside in subject. 1003 will be corrected.
04/03/2015: 04/03/2015: Audit review of all documentation submitted is deemed acceptable, audit DTI at 41.75% vs 42.43% per 1008 with the difference being monthly taxes per audit of $742.49 vs $916.67 per 1008/1003.  Documentation for REO property #2 on the 1003 application include a signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,600; security deposit ($5,000) documentation submitted includes a copy of the check, check deposit slip and bank statement  reflecting the credit to account. Documentation for the departure residence include a signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,975; security deposit ($4,500) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account, all rental income now included. Condition cleared.

FICO is higher than guideline minimum Fico: 783 > 720 minimum required; LTV is lower than guideline maximum LTV:  71.59 % is < 80% maximum allowed; Reserves are higher than guideline minimum 24.68 mos reserves > 12 mos required;

300008367	$420,000	CA	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		03/24/2015: CDA provided reflecting a value of $530,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 25.51% DTI; FICO is higher than guideline minimum 752 FICO ; Years in Field 20 yrs in field;
300008367	$420,000	CA	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Compliance	Cleared	B	B	Federal Consumer Protection	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 15.45%. The Lender was required to provide a cure in the amount of $37.89.		Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $87.88. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.			DTI is lower than guideline maximum 25.51% DTI; FICO is higher than guideline minimum 752 FICO ; Years in Field 20 yrs in field;
300008367	$420,000	CA	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing hazard insurance declaration	Provide copy of master insurance policy with subject address including unit#.	04/07/2015: Master insurance policy including unit number	04/07/2015: Audit review of master insurance policy including unit number documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 25.51% DTI; FICO is higher than guideline minimum 752 FICO ; Years in Field 20 yrs in field;
300008367	$420,000	CA	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing VOR	Missing 12 month VOR reflecting 0 x30
04/07/2015: Per the lender's guidelines, First Time Home Buyers require a minimum of 3 trade lines, all established with a minimum of 24 months history AND a satisfactory VOR for the last 12 months. If a VOR is not available (ie applicant lives at home) the credit report must show 3 OPEN and ACTIVE tradelines. VOR was only available for 9 months, however, borrower has 3 OPEN and ACTIVE tradelines. Uploaded VOR for 9 mos. See first trade line from current landlord.

04/07/2015: Audit reviewed the lender rebuttal and has determine that per guidelines dated 12/08/2014, First Time Home Buyers require a minimum of 3 trade lines, all established with a minimum of 24 months history AND a satisfactory VOR for the last 12 months. If a VOR is not available (ie borrower lives at home) the credit report must show 3 OPEN and ACTIVE tradelines. Credit Report reflects 9 months of rental history with no lates and borrower has 3 open tradelines.  Condition cleared.
																									DTI is lower than guideline maximum 25.51% DTI; FICO is higher than guideline minimum 752 FICO ; Years in Field 20 yrs in field;
300008366	$902,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		03/24/15: CDA provided reflecting a value of $1,400,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
LTV is lower than guideline maximum 64.43% LTV vs 80% max allowed. ; CLTV is lower than guideline maximum 73% CLTV vs 80% max allowed. ; Disposable Income is higher than guideline minimum $13,493.96 in disposable income;

300008366	$902,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Ability to Repay Non-Compliant: Lender did not include all recurring monthly debt payments in qualification of the borrower(s)	Provide evidence of the 2nd lien mortgage payment amount. The 1008 in file reflects payment of $1.00 for this lien. Provide evidence to support use of this payment amount.
04/10/2015: Provided VOM for the 2nd lien physicians loan.
 04/02/2015: Payments have not been made; nor are they required under the terms of the borrower's current employer Home Loan Program. This is a physician 2nd mortgage benefit used for retention and recruitment. loan Interest is deferred (see #5) and principal is not due until end of 10 yr term (see #6).

04/10/2015: Audit review of VOM dated 04/08/2015 from borrower's current employer reflects $0 mortgage payments due, documentation submitted was not within 10 days prior to the Note date of 02/09/2015.  Borrower has a LTV/CLTV of 64.43%, FICO of 727 and 15yrs in primary residence.  Loan will be rated a B for credit. Compliance condition cleared. 04/07/2015: Audit has re-analyzed the loan documents and determined that a VOM or credit supplement is required. Need to verify loan is currently in deferment. Condition remains.
 04/02/2015: Audit has re-analyzed the loan documents and determined that a VOM or LOE is required from the lien holder, the borrower's current employer, verifying no payments are due or have been made in the past 12 months.  Condition remains.

LTV is lower than guideline maximum 64.43% LTV vs 80% max allowed. ; CLTV is lower than guideline maximum 73% CLTV vs 80% max allowed. ; Disposable Income is higher than guideline minimum $13,493.96 in disposable income;

300008366	$902,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods
Lender Guidelines dated 12/01/2014 require 12 months reserves for the subject property. The loan file contained verified assets of $84,902.37. The loan file required reserves in the amount of $91,488.36, a shortage of $6,585.99.

04/02/2015: The 12 month reserve requirement would be $74,917. 6 mos liquid = $37,458.78. Borrower had $23,355.24 minus $3,077.37 at closing which equals $20,277.87. Liquid reserves were 3.24 months. A variance was approved based on mitigating factors, low dti, great credit, low ltv/cltv, as well as other factors. Borrower has 12 mos overall reserves at closing. B1 has high income potential at current employment.

04/07/2015: Audit has re-analyzed the loan documents and determined that the 2nd mortgage payment has been deferred per agreement.  Payment calculated as $1, therefore total reserves required are $77,355.  No shortage, condition cleared.
 04/02/2015: Audit has re-analyzed the loan documents and determined that per QM, Debt payments do not have to be classified as projected obligations if the consumer provides written evidence that the debt will be deferred to a period outside the 12-month timeframe.  A payment for the 2nd lien Note has been included until verification of deferment as stated above.  Therefore, required reserves are higher than lender reserves.  Condition remains.

LTV is lower than guideline maximum 64.43% LTV vs 80% max allowed. ; CLTV is lower than guideline maximum 73% CLTV vs 80% max allowed. ; Disposable Income is higher than guideline minimum $13,493.96 in disposable income;

300008366	$902,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	ATR Violation - Missing K-1
The borrower's 2012 and 2013 tax returns a reflect Schedule E S-Corp.   The file did not contain the K1s to support the borrower's percentage of ownership.  Provide copy of K1's for 2012 and 2013. Additional conditions may apply.

04/02/2015: This income source was prior employment for B1 and does not continue and was not used for qualifying. No further documentation is required. Letter of explanation is that the company is no longer active. Uploaded letter.

04/02/2015: Audit has re-analyzed the tax returns/transcripts documentation, as well as lender rebuttal, and determined that the 2013 Tax Returns and Tax Transcripts reflect no self-employment income.  Signed letter provided by borrower states that the business is no longer active.  Condition cleared.

LTV is lower than guideline maximum 64.43% LTV vs 80% max allowed. ; CLTV is lower than guideline maximum 73% CLTV vs 80% max allowed. ; Disposable Income is higher than guideline minimum $13,493.96 in disposable income;

300008366	$902,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	General Credit Exception
Paystubs were provided for the co-borrower's employment with current employer listed on the 1003 application. The paystubs reflect a monthly income of $5,333.33.  It appears that the co-borrower is paid once monthly.  The written VOE provided by the employer reflects a yearly income of $70,400 or $5,866.67. There was no explanation in the loan file for this discrepancy. Provide a letter of explanation from the employer for this discrepancy and to support use of higher income.
																					04/07/2015: The coborrower was promoted. VVOE and most recent paystub supports. 04/02/2015: Uploaded paystubs
04/07/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and determined that the job title was included on the paystub as verification of promotion with higher salary.  Condition cleared.
 04/02/2015: Audit reviewed paystubs submitted, paystub for the "period end date" of 11/30/2014 reflects $5,333.33 and paystub for the "period end date" of 12/31/2014 reflects $5,866.66.  A letter of explanation from the employer for this discrepancy and to support use of higher income was not provided. Condition remains.

LTV is lower than guideline maximum 64.43% LTV vs 80% max allowed. ; CLTV is lower than guideline maximum 73% CLTV vs 80% max allowed. ; Disposable Income is higher than guideline minimum $13,493.96 in disposable income;

300008366	$902,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Insufficient Reserves
Lender Guidelines dated 12/01/2014 require 12 months reserves for the subject property. The loan file contained verified assets of $84,902.37. The loan file required reserves in the amount of $91,488.36, a shortage of $6,585.99.

04/02/2015: The 12 month reserve requirement would be $74,917. 6 mos liquid = $37,458.78. Borrower had $23,355.24 minus $3,077.37 at closing which equals $20,277.87. Liquid reserves were 3.24 months. A variance was approved based on mitigating factors, low dti, great credit, low ltv/cltv, as well as other factors. Borrower has 12 mos overall reserves at closing. B1 is a new physician with high income potential at current employment.

04/07/2015: Audit has re-analyzed the loan documents and determined that the 2nd mortgage payment has been deferred per agreement.  Payment calculated as $1, therefore total reserves required are $77,355.  No shortage, condition cleared.
 04/02/2015: Audit has re-analyzed the loan documents and determined that per QM, Debt payments do not have to be classified as projected obligations if the consumer provides written evidence that the debt will be deferred to a period outside the 12-month timeframe.  A payment for the 2nd lien Note has been included until verification of deferment as stated above.  Therefore, required reserves are higher than lender reserves.  Condition remains.

LTV is lower than guideline maximum 64.43% LTV vs 80% max allowed. ; CLTV is lower than guideline maximum 73% CLTV vs 80% max allowed. ; Disposable Income is higher than guideline minimum $13,493.96 in disposable income;

300008366	$902,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
The borrower's 2012 and 2013 tax returns a reflect Schedule E S-Corp.  The file did not contain the K1s to support the borrower's percentage of ownership.  Provide copy of K1's for 2012 and 2013. Additional conditions may apply.

04/02/2015: This income source was prior employment for B1 and does not continue and was not used for qualifying. No further documentation is required. Letter of explanation is that the company is no longer active. Uploaded letter.

04/02/2015: Audit has re-analyzed the tax returns/transcripts documentation, as well as lender rebuttal, and determined that the 2013 Tax Returns and Tax Transcripts reflect no self-employment income.  Signed letter provided by borrower states that the business is no longer active.  Condition cleared.

LTV is lower than guideline maximum 64.43% LTV vs 80% max allowed. ; CLTV is lower than guideline maximum 73% CLTV vs 80% max allowed. ; Disposable Income is higher than guideline minimum $13,493.96 in disposable income;

300008366	$902,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation
Lender Guidelines dated 12/01/2014 require 12 months reserves for the subject property. The loan file contained verified assets of $84,902.37. The loan file required reserves in the amount of $91,488.36, a shortage of $6,585.99.

04/02/2015: The 12 month reserve requirement would be $74,917. 6 mos liquid = $37,458.78. Borrower had $23,355.24 minus $3,077.37 at closing which equals $20,277.87. Liquid reserves were 3.24 months. A variance was approved based on mitigating factors, low dti, great credit, low ltv/cltv, as well as other factors. Borrower has 12 mos overall reserves at closing. B1 is a new physician with high income potential with current employment. 03/30/2015: A variance for less than 6 months liquid reserves was approved with compensating factors. Uploaded Variance approval.

04/07/2015: Audit has re-analyzed the loan documents and determined that the 2nd mortgage payment has been deferred per agreement.  Payment calculated as $1, therefore total reserves required are $77,355.  No shortage, condition cleared.
04/02/2015: Audit has re-analyzed the loan documents and determined that per QM, Debt payments do not have to be classified as projected obligations if the consumer provides written evidence that the debt will be deferred to a period outside the 12-month timeframe.  A payment for the 2nd lien Note has been included until verification of deferment as stated above.  Therefore, required reserves are higher than lender reserves.  Condition remains.
 03/31/2015: Audit reviewed lender rebuttal and needs to evidence that the original purchase transaction of the subject property came from the borrower's own funds.

LTV is lower than guideline maximum 64.43% LTV vs 80% max allowed. ; CLTV is lower than guideline maximum 73% CLTV vs 80% max allowed. ; Disposable Income is higher than guideline minimum $13,493.96 in disposable income;

300008366	$902,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Credit	Acknowledged	D	B(w)	Legal Documents	Missing Documentation	Provide evidence of the 2nd lien mortgage payment amount. The 1008 in file reflects payment of $1.00 for this lien. Provide evidence to support use of this payment amount.
04/07/2015: Duplicate condition
 04/02/2015: Payments have not been made; nor are they required under the terms of with the current employer Home Loan Program. This is a physician 2nd mortgage benefit used for retention and recruitment. loan Interest is deferred (see #5) and principal is not due until end of 10 yr term (see #6).

04/10/2015: Audit review of VOM dated 04/08/2015 from employer reflects $0 mortgage payments due, documentation submitted was not within 10 days prior to the Note date of 02/09/2015.  Borrower has a LTV/CLTV of 64.43%, FICO of 727 and 15yrs in primary residence.  Loan will be rated a B.
4/07/2015: Audit has re-analyzed the loan documents and determined that the borrower's current employer Home Loan Program Letter of Agreement reflects a maximum loan amount $120,000 in which the loan Interest is deferred and principal is not due until end of 10 yr term. Documentation submitted is deemed acceptable, condition cleared.
 04/02/2015: Audit has re-analyzed the loan documents and determined that a VOM or LOE is required from the lien holder, the current employer, verifying no payments have been made in the past 12 months.  Condition remains.
																							Waiver	Aggregator
LTV is lower than guideline maximum 64.43% LTV vs 80% max allowed. ; CLTV is lower than guideline maximum 73% CLTV vs 80% max allowed. ; Disposable Income is higher than guideline minimum $13,493.96 in disposable income;

300008366	$902,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing income documentation
Lender's guidelines dated 12/01/2014 require paystubs to be dated no more than 30 days prior to the initial application date. The initial application date is 12/02/2014 and the most recent paystub for the borrower is dated 10/15/2014 and the most recent paystub for the co-borrower is dated 10/31/2014. Both paystubs exceed 30 days of the initial application. Provide updated paystubs.
																					04/02/2015: Uploaded paystubs.
04/02/2015: Audit review of co-borrower paystubs with dates from 11/01/2014 through 12/31/2014 submitted are deemed acceptable, condition cleared.
 04/02/2015: Audit review of borrower's 4 paystubs with dates from 11/16/2014 through 01/15/2015 submitted are deemed acceptable, however no paystubs for the co-borrower dated no more than 30 days prior to the initial application date were provided.  Condition remains.

LTV is lower than guideline maximum 64.43% LTV vs 80% max allowed. ; CLTV is lower than guideline maximum 73% CLTV vs 80% max allowed. ; Disposable Income is higher than guideline minimum $13,493.96 in disposable income;

300008366	$902,000	CA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Credit	Acknowledged	D	B(w)	Terms/Guidelines	Missing VOM	Provide mortgage history for 2nd lien mortgage in the amount of $120,000 with the borrower's current employer.
04/02/2015: Payments have not been made; nor are they required under the terms with the current employer Home Loan Program. This is a 2nd mortgage benefit used for retention and recruitment. loan Interest is deferred (see #5) and principal is not due until end of 10 yr term (see #6).

04/10/2015: Audit review of VOM dated 04/08/2015 from current employer reflects $0 mortgage payments due, documentation submitted was not within 10 days prior to the Note date of 02/09/2015.  Borrower has a LTV/CLTV of 64.43%, FICO of 727 and 15yrs in primary residence.  Loan will be rated a B.
04/07/2015: Audit has re-analyzed the loan documents and determined that a VOM or credit supplement is required. Need to verify loan is currently in deferment. Condition remains.
 04/02/2015: Audit has re-analyzed the loan documents and determined that a VOM or LOE is required from the lien holder, the current employer, verifying no payments have been made in the past 12 months.  Condition remains.
																							Waiver	Aggregator
LTV is lower than guideline maximum 64.43% LTV vs 80% max allowed. ; CLTV is lower than guideline maximum 73% CLTV vs 80% max allowed. ; Disposable Income is higher than guideline minimum $13,493.96 in disposable income;

300008365	$436,400	CA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/24/2015: CDA provided reflecting a value of $570,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.
300008364	$1,000,000	CA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		03/24/2015: CDA provided reflecting a value of $1,250,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.
300008363	$740,000	CA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/24/2015: CDA provided reflecting a value of $925,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.
300008362	$660,000	CA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		03/24/2015: CDA provided reflecting a value of $836,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared
300008361	$900,000	NV	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	03/26/2015: Appraisal review
03/26/2015: A CDA report with corrected unit # reflecting a value of $1,300,000 which is a 0% variance was provided. Condition Cleared.
 03/24/2015: Audit review CDA and have the incorrect unit number. Please provide updated CDA showing the correct unit number.  Condition remains.
																									CLTV is lower than guideline maximum 69.23% CLTV; DTI is lower than guideline maximum 773 FICO; FICO is higher than guideline minimum 34.33% DTI;
300008361	$900,000	NV	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing Evidence of Property Taxes	Evidence of property taxes for current residence not provided in file	03/31/2015: Uploading a copy of the tax receipt/bill for current residence.	03/31/2015: Audit review of tax receipt/bill for current residence ($13,965.22/12=$1,163.77 mo.) documentation submitted is deemed acceptable, condition cleared.			CLTV is lower than guideline maximum 69.23% CLTV; DTI is lower than guideline maximum 773 FICO; FICO is higher than guideline minimum 34.33% DTI;
300008361	$900,000	NV	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing hazard insurance declaration	Missing master hazard insurance declaration for subject property	03/30/2015: Haz dec page	03/30/2015: Audit review of borrower's hazard insurance and master hazard insurance for subject property has determined the documentation submitted is deemed acceptable, condition cleared.			CLTV is lower than guideline maximum 69.23% CLTV; DTI is lower than guideline maximum 773 FICO; FICO is higher than guideline minimum 34.33% DTI;
300008361	$900,000	NV	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	D	B(w)	Income/Employment	Missing verbal verification of employment
Lender's Retail Credit Policy, dated 11/10/2014, requires a verification of employment within 10 days of the note date for salaried borrowers. For verification with the employment verification company, the verification will be valid if the “As of Date” on the verification does not exceed 35 days. If the verification is older than 35 days an update or new verification must be requested. The verification in file is 37 days from the Note date, an update is required.
																					04/01/2015: Borrower has 9 years with current employer. Uploaded fresh voe .
04/01/2015: Audit acknowledges that the a verbal verification of employment is outside of guides, per guidelines a VVOE must be completed within 10 business days of the Note date for all business channels, however a VVOE was provided post-close 03/13/2015.  (Subject Note date was 12/18/2014 and disbursement date was 12/30/2014). Post-close VOE does not affect the overall ability to repay the subject loan. Compensating factors noted are: DTI of 34.33%, FICO of 773 and LTV/CLTV of 69.23%. Loan will be graded a B.
																							Waiver	Aggregator	CLTV is lower than guideline maximum 69.23% CLTV; DTI is lower than guideline maximum 773 FICO; FICO is higher than guideline minimum 34.33% DTI;
300008358	$617,869	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing: A CDA Report was not provided.		03/23/15: CDA provided reflecting a value of $1,510,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Years on Job 13 yrs on job; CLTV is lower than guideline maximum CLTV 40.92% ; DTI is lower than guideline maximum DTI 36.45%;
300008358	$617,869	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The initial TIL in the file is dated 02/05/2015 and the original application date is 01/21/2015		03/23/2015: Audit review of initial TIL, dated 01/25/2015, documentation submitted is deemed acceptable, condition cleared.			Years on Job 13 yrs on job; CLTV is lower than guideline maximum CLTV 40.92% ; DTI is lower than guideline maximum DTI 36.45%;
300008358	$617,869	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Insufficient Credit Score	The 711 credit score does not meet the 720 program minimum to waive escrows.	03/27/2015: For loans in California, as long as LTV is 90% or below, escrow waiver is permissible at borrowers request (with no further requirements, conditions, or fees).
 03/27/2015: Audit reviewed the lender rebuttal and has determine that per subject property's state CIVIL CODE SECTION 2947-2955.5 (a) (1) No impound, trust, or other type of account for payment of taxes on the property, insurance premiums, or other purposes relating to the property shall be required as a condition of a real property sale contract or a loan secured by a deed of trust or mortgage on real property containing only a single-family, owner-occupied dwelling, except:  (D) where the original principal amount of such a loan is (i) 90 percent or more of the sale price, if the property involved is sold, or is (ii) 90 percent or more of the appraised value of the property securing the loan.  Condition cleared.
																									Years on Job 13 yrs on job; CLTV is lower than guideline maximum CLTV 40.92% ; DTI is lower than guideline maximum DTI 36.45%;
300008358	$617,869	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Note	The Lender's approval requires a copy of the existing note or mortgage statement to verify net tangible benefits.	03/27/2015: Uploaded copy of note.	03/27/2015: Audit review of Prior Note versus current Note verifies benefit to the borrower. Documentation submitted is deemed acceptable, condition cleared.			Years on Job 13 yrs on job; CLTV is lower than guideline maximum CLTV 40.92% ; DTI is lower than guideline maximum DTI 36.45%;
300008358	$617,869	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Tax Transcripts	Lender Credit Policy Guidelines dated 01/15/2015 requires IRS transcripts to cover two years	04/03/2015: Uploaded IRS transcripts.	04/03/2015: Audit review of 2012 and 2013 Tax Transcripts submitted are deemed acceptable, condition cleared.			Years on Job 13 yrs on job; CLTV is lower than guideline maximum CLTV 40.92% ; DTI is lower than guideline maximum DTI 36.45%;
300008356	$600,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		03/24/2015: CDA provided reflecting a value of $900,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.			LTV is lower than guideline maximum ; DTI is lower than guideline maximum ; FICO is higher than guideline minimum ;
300008356	$600,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated 01/22/2015 and the original application date is 12/26/2014.	03/27/2015: Initial Affiliated Business Disclosure	03/27/2015: Audit review of Affiliated Business Disclosure, dated 12/26/2014, documentation submitted is deemed acceptable, condition cleared.			LTV is lower than guideline maximum ; DTI is lower than guideline maximum ; FICO is higher than guideline minimum ;
300008356	$600,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Disclosure from the loan file.	03/27/2015: Homeownership Counseling Disclosure	03/27/2015: Audit review of Homeownership Counseling Disclosure, dated 12/26/2014, documentation submitted is deemed acceptable, condition cleared.			LTV is lower than guideline maximum ; DTI is lower than guideline maximum ; FICO is higher than guideline minimum ;
300008356	$600,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Missing Initial Truth Lending Disclosure from the Loan file.	03/27/2015: Initial Truth In Lending	03/27/2015: Audit review of Initial Truth In Lending, dated 12/26/2014, documentation submitted is deemed acceptable, condition cleared.			LTV is lower than guideline maximum ; DTI is lower than guideline maximum ; FICO is higher than guideline minimum ;
300008354	$1,161,600	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	03/27/2015: Appraisal review	03/27/2015: Field Review provided in lieu of CDA reflecting a value of $1,460,000.00 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 40.49% DTI; FICO is higher than guideline minimum 757 FICO ; Years in Field 6 yrs in field ;
300008354	$1,161,600	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation	Missing Asset statements for the following accounts: Nov 2014 statement required for Asset account #1 and asset #4 listed on the final 1003 application.	04/03/2015: We have Sept & Oct statements for Asset account 3 and 4. December transactions were only provided for proof of liquidation.	04/03/2015: Audit review of asset account #1 and asset account #4 listed on the final 1003 application dated from 11/01/2014 through 12/05/2014 submitted are deemed acceptable, condition cleared.			DTI is lower than guideline maximum 40.49% DTI; FICO is higher than guideline minimum 757 FICO ; Years in Field 6 yrs in field ;
300008354	$1,161,600	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing payment history	Provide proof mortgage payment for 11/2014 for current residence reflect 0x30.	04/01/2015: See LQI Credit report pulled on 12/05/14 for most recent balance of current mortgage as evidence Nov pmt was made timely.	04/01/2015: Audit review of Credit report pulled on 12/05/14 reflects 0x90, documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 40.49% DTI; FICO is higher than guideline minimum 757 FICO ; Years in Field 6 yrs in field ;
300008353	$910,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		03/23/2015: CDA provided reflecting a value of $1,323,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 22.02 < 43% DTI; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; Reserves are higher than guideline minimum 201 months > 12 months;
300008353	$910,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated 12/13/2014 and the original application date is 11/26/2014.	03/27/2015: Audit trail	03/27/2015: Audit review of "audit trail" documentation reflecting property as TBD until 12/12/2014 is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 22.02 < 43% DTI; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; Reserves are higher than guideline minimum 201 months > 12 months;
300008353	$910,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The Appraisal Disclosure in the file is dated 12/13/2014 and the original application date is 11/26/2014.	03/27/2015: Audit trail	03/27/2015: Audit review of "audit trail" documentation reflecting property as TBD until 12/12/2014 is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 22.02 < 43% DTI; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; Reserves are higher than guideline minimum 201 months > 12 months;
300008353	$910,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	General Credit Exception	Insufficient credit score for escrow waiver. Escrow waiver requires 720 representative credit score, borrowers have 708 score.	03/27/2015: For loans in subject state, as long as LTV is 90% or below, escrow waiver is permissible at borrowers request (with no further requirements, conditions, or fees).
03/27/2015: Audit reviewed the lender rebuttal and has determine that per subject property's state CIVIL CODE SECTION 2947-2955.5 (a) (1) No impound, trust, or other type of account for payment of taxes on the property, insurance premiums, or other purposes relating to the property shall be required as a condition of a real property sale contract or a loan secured by a deed of trust or mortgage on real property containing only a single-family, owner-occupied dwelling, except:  (D) where the original principal amount of such a loan is (i) 90 percent or more of the sale price, if the property involved is sold, or is (ii) 90 percent or more of the appraised value of the property securing the loan.  Condition cleared.
																									DTI is lower than guideline maximum 22.02 < 43% DTI; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; Reserves are higher than guideline minimum 201 months > 12 months;
300008353	$910,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	B	B	Federal Consumer Protection	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD
The GFE reflects fees of $820.30 vs. actual fees of $1,341.00 that were charged on the HUD-1 in the section that cannot increase more that 10%.  The amount of restitution is $438.67.  The lender credit of $490.67 found on line #206 of the HUD-1 is sufficient.  Loan will be graded a B for Fitch and A for others.

09/19/2015 The GFE reflects fees of $820.30 vs. actual fees of $1,341.00 that were charged on the HUD-1 in the section that cannot increase more that 10%.  The amount of restitution is $438.67.  The lender credit of $490.67 found on line #206 of the HUD-1 is sufficient.  Loan will be graded a B for Fitch and A for others. -Cleared
																									DTI is lower than guideline maximum 22.02 < 43% DTI; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; Reserves are higher than guideline minimum 201 months > 12 months;
300008353	$910,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Good Faith Estimate not provided within 3 business days of application date.	The Good Faith Estimate in the file is dated 12/13/2014 and the original application date is 11/26/2014.	03/27/2015: Audit trail	03/27/2015: Audit review of "audit trail" documentation reflecting property as TBD until 12/12/2014 is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 22.02 < 43% DTI; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; Reserves are higher than guideline minimum 201 months > 12 months;
300008353	$910,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure in the file is dated 12/13/2014 and the original application date is 11/26/2014.	03/27/2015: Audit trail	03/27/2015: Audit review of "audit trail" documentation reflecting property as TBD until 12/12/2014 is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 22.02 < 43% DTI; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; Reserves are higher than guideline minimum 201 months > 12 months;
300008353	$910,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The Initial TIL in the file is dated 12/13/2014 and the original application date is 11/26/2014.	03/27/2015: Audit trail	03/27/2015: Audit review of "audit trail" documentation reflecting property as TBD until 12/12/2014 is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 22.02 < 43% DTI; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; Reserves are higher than guideline minimum 201 months > 12 months;
300008353	$910,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing VOR	Missing rental payment history. Printout in file shows online banking bill payments for 19 months, but no verification/explanation that these payments were rent payments.
03/27/2015: Uploaded property ownership detail to verify current landlord of present residence as listed on the 1003 application is one of 3 units. Present residence address as listed on the 1003 application is the 911 address.

03/27/2015: Audit review of all documentation submitted is deemed acceptable.  Per Credit Policy 12/08/2014 guides, a rental history acceptable if the borrower has not been 30 days late on their rent payments in the last 12 months verified with either a VOR or cancelled checks. Printout of Asset statement reflects payments to current landlord in the amount of $1,700 from 06/28/2013 - 12/29/2014. Current landlord of present residence as listed on the 1003 application has owned residence since 10/25/2012.  Condition cleared.
																									DTI is lower than guideline maximum 22.02 < 43% DTI; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; Reserves are higher than guideline minimum 201 months > 12 months;
300008353	$910,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement in the file is dated 12/13/2014 and the original application date is 11/26/2014.	03/27/2015: Audit trail	03/27/2015: Audit review of "audit trail" documentation reflecting property as TBD until 12/12/2014 is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 22.02 < 43% DTI; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; Reserves are higher than guideline minimum 201 months > 12 months;
300008353	$910,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Special Information Booklet not provided within 3 business days of application date.	The Special Information Booklet in the file is dated 12/13/2014 and the original application date is 11/26/2014.	03/27/2015: Audit trail	03/27/2015: Audit review of "audit trail" documentation reflecting property as TBD until 12/12/2014 is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 22.02 < 43% DTI; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; Reserves are higher than guideline minimum 201 months > 12 months;
300008352	$880,000	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		03/23/2015: CDA provided reflecting a value of $1,105,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 34.75 % DTI ; FICO is higher than guideline minimum 783 FICO ; Years in Field 25 yrs in field ;
300008352	$880,000	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing mortgage/deed of trust	Missing fully executed and notarized Deed of Trust. Additional conditions may apply.		03/23/2015: Fully executed deed of trust provided. Condition cleared.			DTI is lower than guideline maximum 34.75 % DTI ; FICO is higher than guideline minimum 783 FICO ; Years in Field 25 yrs in field ;
300008352	$880,000	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing VOM	Provide 12 months VOM to reflect 0x30 for REO listed on page 3 of 1003 application.		03/24/2015: Credit Supplement provided showing 12 months and 0X30. No outstanding issues found. Condition cleared.			DTI is lower than guideline maximum 34.75 % DTI ; FICO is higher than guideline minimum 783 FICO ; Years in Field 25 yrs in field ;
300008352	$880,000	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing VOR	Provide 12 months VOR reflecting 0 x 30.
04/13/2015: 12 months canceled checks provided. Condition cleared.
 03/24/2015: Audit review documentation submitted. 11 months cancelled checks were provided. Please provide check showing rent payment for August 2014. Condition remains.
																									DTI is lower than guideline maximum 34.75 % DTI ; FICO is higher than guideline minimum 783 FICO ; Years in Field 25 yrs in field ;
110742733	$800,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	CDA report not provided in file		08/20/14: CDA provided reflecting a value of $1,000,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Reserves are higher than guideline minimum 52 months reserves; Years on Job 13 years on job; FICO is higher than guideline minimum 731 FICO;
110742733	$800,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Failure to Obtain Final HUD-1	Final, certified HUD-1 not provided in file	08/19/2014: Lender provided Final HUD-1 stamped true & certified by the title company.
08/19/2014: Reviewed the Final HUD-1 provided. Compared all fees, loan information, deposits and credits.  There were few non-material changes. Compliance tests pass. However, funding date has been changed from 08/04/2014 to 08/05/2014, causing the lock agreement to no longer be valid without an extension.  Additional condition added.
																									Reserves are higher than guideline minimum 52 months reserves; Years on Job 13 years on job; FICO is higher than guideline minimum 731 FICO;
110742733	$800,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	General Compliance Exception	Title/closing agent to verify the Mortgage was recorded or was sent for recording per Fitch requirement.	08/19/2014: Recorded deed of trust provided.	08/19/2014: Recorded deed of trust provided. Condition cleared.			Reserves are higher than guideline minimum 52 months reserves; Years on Job 13 years on job; FICO is higher than guideline minimum 731 FICO;
110742733	$800,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Inaccurate Loan Terms on GFE.	The most recent GFE dated 07/02/2014 reflects an interest rate of 4.50% and the loan closed with an interest rate of 4.375%	08/19/2014: Lender rebuttal - We are not required to redisclose if the interest rate decreases.	08/19/2014: Audit reanalyzed the GFE and a redisclosure is not required if terms get better for the borrower. Condition cleared.			Reserves are higher than guideline minimum 52 months reserves; Years on Job 13 years on job; FICO is higher than guideline minimum 731 FICO;
110742733	$800,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Affiliated Business Disclosure	Affiliated business disclosure not provided in file	08/19/2014: Lender supplied Affiliated Business Disclosure.	08/19/2014: The letter supplied is sufficient as the application date is dated 06/30/2014 and the letter stating there is no business affiliation is dated 07/02/2014. Condition cleared.			Reserves are higher than guideline minimum 52 months reserves; Years on Job 13 years on job; FICO is higher than guideline minimum 731 FICO;
110742733	$800,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation	Page 6 of 6 from the credit report dated 07/25/2014 not provided in file	08/19/2014: Page 6/6 provided.	08/19/2014: Page 6/6 provided, non material info found on page 6. Condition cleared.			Reserves are higher than guideline minimum 52 months reserves; Years on Job 13 years on job; FICO is higher than guideline minimum 731 FICO;
110742733	$800,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing income documentation
Missing current lease/rental agreement for property #4 listed on final 1003 dated 08/01/2014. Per appendix Q, both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income in order for the loan to be classified as a Qualified Mortgage.

																					09/10/2014: 2 lease agreements provided. 08/21/2014: Lease agreement provided
09/19/2014: Audit has reviewed Lease and determined it is now on a month to month basis. Condition cleared.
09/15/2014: Lease agreement provided for property #4 is expired as it reflects an expiration date of 09/30/2013. Condition remains.
09/10/2014: 1 lease agreement provided was established prior to the note date and is a month to month lease. This lease is acceptable for 1 of the units.  Another lease provided expired 12/2012 and does not state that it's a month to month agreement. Currently only half of the income produced from the property has been cleared. Borrower needs the other half to qualify. Please provide current lease agreement as of the note date for other unit. Condition remains.
 08/21/2014: Lease agreement provided is illegible and appears to have an expiration date of 12/05/2012.  Condition remains.
																									Reserves are higher than guideline minimum 52 months reserves; Years on Job 13 years on job; FICO is higher than guideline minimum 731 FICO;
110742733	$800,000	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Missing Rate Lock Agreement
A Rate lock agreement not provided in file 08/19/2014: Received Final HUD-1 showing a disbursement date of 08/05/2014. Lock form provided shows an expiration of 08/04/2014. Please provide evidence of extension.
																					08/25/2014: Rate lock agreement provided. 08/19/2014: Rate lock agreement provided.
08/25/2014: Rate lock agreement provided showing an expiration date of 8/5/14, day of funding. Condition cleared. 08/19/2014: Rate lock agreement provided showing an expiration date of 8/4/14, day prior to funding.
																									Reserves are higher than guideline minimum 52 months reserves; Years on Job 13 years on job; FICO is higher than guideline minimum 731 FICO;
300013623	$1,040,000	CA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	04/27/2015: CDA	04/27/2015: A CDA report reflecting a value of $2,500,000 which is a 0% variance was provided. Condition Cleared.			Reserves are higher than guideline minimum $1,881,231 excess verifies reserves; FICO is higher than guideline minimum 744 FICO; Years Self Employed Coborrower self employed 11 years;
300013623	$1,040,000	CA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Cash Out Amount Exceeds Guideline Maximum	The Lender's approval allows cash out as the lesser of 1% ($10,400) or $5000. The borrowers received $8024.36 cash out. Loan does not meet program eligibility.	04/24/2015: Please waive. This is transaction is a cashout refi, so the 1%/$5000 cashback stipulation is N/A. Thanks
04/24/2015: Lender states that the loan is a cash out transaction however, the 1003, 1008 and loan approval states Limited Cash out and max cash out allowed of $0 showing on the Loan Approval.  Condition cleared, additional condition added.
																									Reserves are higher than guideline minimum $1,881,231 excess verifies reserves; FICO is higher than guideline minimum 744 FICO; Years Self Employed Coborrower self employed 11 years;
300013623	$1,040,000	CA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing 1008 or Underwriter Approval	Please provide 1003, 1008 and Loan Approval showing the transaction as a Cash Out.	04/27/2015: 1008 & 1003	04/27/2015: Audit review of 1008 & 1003 documentation submitted is deemed acceptable. Condition cleared.			Reserves are higher than guideline minimum $1,881,231 excess verifies reserves; FICO is higher than guideline minimum 744 FICO; Years Self Employed Coborrower self employed 11 years;
300013623	$1,040,000	CA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	D	B(w)	Income/Employment	Missing verbal verification of employment	The loan file is missing a Verbal VOE 10 days prior to the note date. Most recent VOEs in file was obtain > 10 days prior to the note date.
04/24/2015: Received VVOE for the Borrower and Co-borrower dated 02/26/2015 which was 2 days passed the note date, yet prior to funding. Audit reviewed the loan file and has determined that the lender did their due diligence at origination in reviewing the stability of the borrower and co-borrower's income.  The post-closing VVOE does not affect the overall ability to repay the subject loan and does not affect QM as there is verification in the loan file explaining the Borrower's 5 month gap. Condition acknowledged. Loan will be rated a B.
																							Waiver	Aggregator	Reserves are higher than guideline minimum $1,881,231 excess verifies reserves; FICO is higher than guideline minimum 744 FICO; Years Self Employed Coborrower self employed 11 years;
300005063	$552,800	AZ	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file	03/20/2015: CDA	03/20/2015: A CDA report reflecting a value of $1,510,000 which is a 0% variance was provided. Condition Cleared.
300005063	$552,800	AZ	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Good Faith Estimate does not disclose all fees charged on the HUD
Page 3 of the HUD I comparison page does not match the final GFE (Insurance Tracking fee listed on GFE as $27,  HUD I lists the charge as $13.50 in the GFE Column) Correcting the fees does not result in a variance > 10% so condition is not material.

Page 3 of the HUD I comparison page does not match the final GFE (Insurance Tracking fee listed on GFE as $27,  HUD I lists the charge as $13.50 in the GFE Column) Correcting the fees does not result in a variance > 10% so condition is not material.

300005063	$552,800	AZ	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Illegible Document	Good Faith Estimate that was provided on page 395, the date is not legible. Appears to be dated 1/5/2015.	03/23/2015: GFE	03/23/2015: Audit review of GFE, dated 02/17/2014, documentation submitted is deemed acceptable, condition cleared.
300005063	$552,800	AZ	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing credit report	Credit supplement verifying Secured Installment Account with Lender was paid in full and closed not provided. Last active 3/2012 per credit report page 171.	03/20/2015: See attached	03/20/2015: Audit review of Release and "paid loan list" documentation submitted is deemed acceptable. Condition cleared.
300005063	$552,800	AZ	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation	Evidence that the existing second mortgage HELOC with Lender was terminated at closing not provided. Page 67 was not executed by the borrowers.	03/20/2015: Evidence the Heloc is paid off.	03/20/2015: Audit review of loan profile and mortgage history submitted reflects "Paid Status" as "paid off", all documentation is deemed acceptable. Condition cleared.
300005063	$552,800	AZ	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing Evidence of HELOC Draw for the Past 12 Months	Evidence of no draws for the past 12 months from existing HELOC with Lender not provided in the loan file.	03/20/2015: See remedy for the other Heloc suspense item.	03/20/2015: Audit review of loan profile and mortgage history submitted reflects no draws for the past 12 months, all documentation is deemed acceptable. Condition cleared.
300005702	$514,500	WI	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	03/23/2015: CDA 03/20/2015: CDA
03/23/2015:A CDA report reflecting a value of $825,000 which is a 0% variance was provided. Condition Cleared.
 03/20/2015:  Audit reviewed the lender rebuttal and has determine that the CDA report was not provided as an attachment.  Condition remains.
																									FICO is higher than guideline minimum 795 FICO score; Reserves are higher than guideline minimum 36.30 months; Years on Job 17 yrs B1 and 10 yrs B2;
300005702	$514,500	WI	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Legal Documents	Incomplete 1003	Final 1003 is missing a two year residence history.	03/20/2015: Addendum to Application showing residency history.	03/20/2015: Audit review of Addendum to Application reflecting 10yrs prior residency history documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum 795 FICO score; Reserves are higher than guideline minimum 36.30 months; Years on Job 17 yrs B1 and 10 yrs B2;
300005702	$514,500	WI	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Incorrect rescission model – Same lender refinance requires form H-9	Same Lender refinance requires form H-9 and an H-8 form was provided.
03/20/2015:  Please update your checklists so that this is not a reoccurring issue. -This should no longer be an issue per your response on several other loans: "The use of the H8 and the H9 safe harbor rescission forms are intended for specific loan conditions; H8 for new loan with new lender or refinance with new lender, and H9 for existing lender when the new loan is an increase from the amount of the old loan (termed cash-out). A refinancing of an existing loan without the advance of new money does not include a right to cancel requirement. Based on the “same lender rate-term refinance designation”, lender was not required to provide a right to cancel the new transaction, and while having provided the H8 form where none was required is not a Best Practice, the regulatory error in our review has been cleared."

03/20/2015: Audit reviewed the lender rebuttal and has determine that the use of the H8 and the H9 safe harbor rescission forms are intended for specific loan conditions; H8 for new loan with new lender or refinance with new lender, and H9 for existing lender when the new loan is an increase from the amount of the old loan (termed cash-out). A refinancing of an existing loan without the advance of new money does not include a right to cancel requirement. Based on the “same lender rate-term refinance designation”, lender was not required to provide a right to cancel the new transaction, and while having provided the H8 form where none was required is not a Best Practice, the regulatory error in our review has been cleared.  Calculations in determining "new money" on the transaction resulted in a negative value of $847.40, condition cleared.
																									FICO is higher than guideline minimum 795 FICO score; Reserves are higher than guideline minimum 36.30 months; Years on Job 17 yrs B1 and 10 yrs B2;
300005702	$514,500	WI	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing hazard insurance declaration	Hazard insurance policy provided in file is missing the annual premium.	03/23/2015: HOI	03/23/2015: Audit review of Hazard insurance policy documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum 795 FICO score; Reserves are higher than guideline minimum 36.30 months; Years on Job 17 yrs B1 and 10 yrs B2;
300005702	$514,500	WI	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing income documentation
Missing 2014 P&L and Balance Sheet for Schedule C income disclosed on personal tax returns and 2013 1099 (for nonemployee compensation). Also provided 2013/2012 K-1’s for company listed on 2012 & 2013 1040 schedule E, additional conditions may apply once received. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.

03/20/2015: 3/19 Per the underwriter - Regarding the schedule C income – there should be a letter in the file from the borrower stating that he claimed the proceeds from the construction loan as income because he was his own self-general. No one is sure why he did this, but that’s what that income was. It is not recurring. Also the income from business listed on 1040 schedule E shows that at the end of 2013 he had no interest in the business, as reflected on the 2013 K1.

03/20/2015:  Audit has re-analyzed the loan documents and determined that evidence was provided that the Schedule C income reported was not regular income but was two draws on a construction loan, and therefore it is not recurring. 2013 K1's were provided for business listed on 1040 schedule E which reflect 5% ownership and since it is < 25% ownership, P&L and Balance Sheet are not required.  Condition cleared.
																									FICO is higher than guideline minimum 795 FICO score; Reserves are higher than guideline minimum 36.30 months; Years on Job 17 yrs B1 and 10 yrs B2;
300005702	$514,500	WI	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing mortgage/deed of trust
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Statement from the Title Company and/or Closing Agent verifying that they have sent the documents out for recording
																					03/20/2015: The recorded Mortgage and Final Titles are always sent as trailing docs. Please see the closing checklist in the file indicating that these items have been sent out for recording.
03/20/2015:  Audit reviewed the lender rebuttal and has determine that a document stating that the "title company to send legal documents to register of deeds office for proper recording" was provided.  Condition cleared.
																									FICO is higher than guideline minimum 795 FICO score; Reserves are higher than guideline minimum 36.30 months; Years on Job 17 yrs B1 and 10 yrs B2;
300005702	$514,500	WI	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Note	Note provided in file is missing page 2 which discloses the grace period and late charge information.	03/20/2015: 2nd page of Note	03/20/2015: Audit reviewed page 2 of the Note, the documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum 795 FICO score; Reserves are higher than guideline minimum 36.30 months; Years on Job 17 yrs B1 and 10 yrs B2;
300005702	$514,500	WI	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing VOR	Guidelines require 24 months rental history. Provide verification of rent from 3/2013 to 07/2013.
03/20/2015: 3/19 The underwriter indicated that the two year rental history was addressed. They had a mortgage history – and after that they were living with a family member rent free for that timeframe. There was a letter in the file from the mother stating this.

03/20/2015: Audit reviewed the lender rebuttal and has determine that the rental history was addressed from 07/2013 to 09/2014 with parents, 09/2014 to 2/2015 with new property, and a prior mortgage from 07/2010 to 10/2012 which leaves a gap unaccounted for from 10/2012 to 07/2013.  The gap does not affect the overall ability to repay the subject loan, 20 months verified along with a prior mortgage with 0 lates. Condition cleared.
																									FICO is higher than guideline minimum 795 FICO score; Reserves are higher than guideline minimum 36.30 months; Years on Job 17 yrs B1 and 10 yrs B2;
300005733	$537,200	WI	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file.	03/20/2015: CDA	03/20/2015: A CDA report reflecting a value of $695,000 which is a 0% variance was provided. Condition Cleared.
300005758	$822,000	AZ	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.	03/24/2015: CDA	03/24/2015: A CDA report reflecting a value of $1,300,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 63.23% CLTV; FICO is higher than guideline minimum 748 Credit Score; Reserves are higher than guideline minimum $426,800 Excess Verified Reserves;
300005758	$822,000	AZ	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Property	General Property Exception 1	Subject transaction appears to be a construction to perm to loan. Provide a Certificate of Occupancy for the subject property.	03/24/2015: See page 1	03/24/2015: Audit review of Certificate of Occupancy, dated 05/29/2014, documentation submitted is deemed acceptable, condition cleared.			CLTV is lower than guideline maximum 63.23% CLTV; FICO is higher than guideline minimum 748 Credit Score; Reserves are higher than guideline minimum $426,800 Excess Verified Reserves;
300005758	$822,000	AZ	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
According to the Commercial Loan Presentation dated 08/14/2014 in the file, the borrowers personally guarantee 3 loans for the business. Provide documentation the business has paid the debt for the last 12 months and provide a specific breakdown of the debts on the Profit and Loss Statement.
																					3/25/2015: Please see attached from lender	03/25/2015: Audit review of Balance Sheet and 12 months of business bank statements are sufficient evidence of the 3 loans. Documentation submitted is deemed acceptable, condition cleared.			CLTV is lower than guideline maximum 63.23% CLTV; FICO is higher than guideline minimum 748 Credit Score; Reserves are higher than guideline minimum $426,800 Excess Verified Reserves;
300005758	$822,000	AZ	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing verbal verification of employment
Provide a CPA letter or copy of business license or VOE for borrower. The VVOE in the file is not acceptable as it is done by an employee of the borrower.  Also provide Self Employed business VOE, Business license or CPA letter business "B" shown on 2013 1040 schedule E.

03/26/2015: 3/26 Per the Underwriter: The original suspense item stated we needed either a CPA letter, or a copy of the business license or a VOE for the partnership. We provided the business license for the partnership, we already had the K1s and the business tax returns in the file and we did not use any income from the partnership for the co- borrower. Why isn't what was provided acceptable?
03/26/2015: License for business "B" shown on 2013 1040 schedule E
 03/25/2015: Please see attached from lender

03/26/2015:  Audit reviewed the lender rebuttal and has determine that the borrower VVOE from payroll is deemed acceptable, condition cleared.
03/26/2015:  Audit reviewed the lender rebuttal and has determine that a CPA letter or copy of business license for Borrower's business (shown on final 1003) or VOE for borrower, was not provided. The VVOE in the file is not acceptable as it is done by an employee of the borrower. Condition remains.
 03/25/2015:  Audit review of the Business license for business "B" shown on 2013 1040 schedule E (co-borrower) documentation submitted is deemed acceptable, however a CPA letter or copy of business license or VOE for borrower was not provided.  Condition remains.
																									CLTV is lower than guideline maximum 63.23% CLTV; FICO is higher than guideline minimum 748 Credit Score; Reserves are higher than guideline minimum $426,800 Excess Verified Reserves;
300005758	$822,000	AZ	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing VOM	Provide mortgage statements for property #2 and property #3 listed on REO schedule of final 1003 dated 03/02/2015 to verify P&I payments.	03/25/2015: 3/24 Please see page 7 - 23. 03/24/2015: 3-23 See page 2 and on
03/25/2015: Audit review of taxes and insurance for property #2 and property #3 listed on REO schedule of final 1003 dated 03/02/2015 documentation submitted is deemed acceptable, condition cleared.
 03/24/2015: Audit reviewed the documents provided and has determine that the Notes provided verify the mortgage payments, however no evidence was provided to confirm taxes and insurance for property #2 and property #3 listed on REO schedule of final 1003 dated 03/02/2015.  Condition remains.
																									CLTV is lower than guideline maximum 63.23% CLTV; FICO is higher than guideline minimum 748 Credit Score; Reserves are higher than guideline minimum $426,800 Excess Verified Reserves;
300006932	$742,500	IL	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		3/27/15 CDA report with 0% variance provided. No market or eligibility issues noted.			CLTV is lower than guideline maximum 75% CLTV; DTI is lower than guideline maximum 13.66% DTI; Reserves are higher than guideline minimum $1,490,212 excess reserves;
300006932	$742,500	IL	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Legal Documents	Missing Mortgage Rider	Missing PUD rider		04/01/2015: Executed PUD rider provided dated 03/09/2015. Condition cleared.			CLTV is lower than guideline maximum 75% CLTV; DTI is lower than guideline maximum 13.66% DTI; Reserves are higher than guideline minimum $1,490,212 excess reserves;
300006932	$742,500	IL	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing sufficient evidence of “changed circumstance” to support new GFE”
There are 3 Good Faith Estimates in file. GFE dated 01/29/2015 reflects a loan amount of $751,500 and an interest rate of 3.75%, GFE dated 02/05/2015 reflects a loan amount of $751,500 and an interest rate of 3.875% and another GFE dated 02/11/2015 reflects a loan amount of $742,500 and an interest rate of 3.875%.  The loan closed with a loan amount of $742,500 and an interest rate of 3.875%.  The file does not contain a Change of Circumstance form.

3/27/15 upon further review by Audit, it was been determined that the Change of Circumstances are located on page 457 dated 2/5/15 and page 461 dated 2/11/15.  No further documentation required, condition cleared.
																									CLTV is lower than guideline maximum 75% CLTV; DTI is lower than guideline maximum 13.66% DTI; Reserves are higher than guideline minimum $1,490,212 excess reserves;
300006932	$742,500	IL	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Credit	Acknowledged	D	B(w)	Income/Employment	Missing verbal verification of employment	Missing verbal verification of employment from Borrower's current employer.
04/01/2015: See Attached
03/30/2015: 3/29 Per the UW, the income was not used for qualifying purposes. It showed on the application in the income section, but not on the transmittal for qualifying purposes.
 3/27/15 3/26 Per the UW: We would not have gotten a verbal verification of employment from current employer for him because we did not use any income from that job for qualifying.

04/01/2015:  Audit review of the employment verifification company "as of" 03/13/2015 reflects status as Active, documentation submitted is deemed acceptable. VVOE received post closing. Loan will be rated a B.
03/30/2015:  Audit reviewed the lender rebuttal and has determine that a final 1003 with corrected income that reflects the final 1008 qualifying income is required. Condition remains.
 3/27/15 Income in the amount of $10,083 was used to qualify on the final 1003 with current employer.  Condition remains for a verbal verification of employment.
																							Waiver	Aggregator	CLTV is lower than guideline maximum 75% CLTV; DTI is lower than guideline maximum 13.66% DTI; Reserves are higher than guideline minimum $1,490,212 excess reserves;
300006932	$742,500	IL	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing W-2	Missing 2013 W-2 for Borrower for prior employer(s).
03/30/2015:  3/29 Per the UW, the income was not used for qualifying purposes. It showed on the application in the income section, but not on the transmittal for qualifying purposes.
 3/27/2015 3/26 Per the UW: There are no W2s for Borrower 1 prior because he was self-employed, as is shown on the application

03/30/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and determined that evidence of a 2yr history of qualifying income was provided. The difference of $4134.97 is minimal and not material.  Condition cleared.
 3/27/2015 Audit has reviewed the lenders rebuttal and determined that the W2's that were provided in the file for 2013 for both borrowers add up to $505,918.03.   The total income that is being reported on line 7 of the 2013 1040 tax returns total $510,053.  Difference of $4134.97.  Condition remains for the remaining W2 income.
																									CLTV is lower than guideline maximum 75% CLTV; DTI is lower than guideline maximum 13.66% DTI; Reserves are higher than guideline minimum $1,490,212 excess reserves;
300007883	$730,000	WI	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file.	04/22/2015: CDA	04/22/2015: A CDA report reflecting a value of $1,170,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 66.97% CLTV; DTI is lower than guideline maximum 20.21% DTI; FICO is higher than guideline minimum 788 Credit score;
300007883	$730,000	WI	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	APR from Initial TIL (Lender Disclosure) not in tolerance, re-disclosure was required however is not present – MDIA violation	The initial TIL was disclosed with an APR of 3.52%. The loan closed with an APR of 4.014. Provide proof of re disclosed TIL.	04/22/2015: 4-21 There is a TIL in the file with a re-issue date of 2-24-15 (the same date as the change of circumstance documented on the 2nd page of the post closing checklist)	04/22/2015: Audit review of re-disclosed TIL dated 02/24/2015, APR 4.008, was provided within the loan file. Documentation is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 66.97% CLTV; DTI is lower than guideline maximum 20.21% DTI; FICO is higher than guideline minimum 788 Credit score;
300007883	$730,000	WI	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Document Error	Provide a corrected VOR. Box #1 shows it was sent to Lender. Correct box #1 to show the correct name and address to where the VOR was sent.
04/24/2015: 4/23 Per the lender -The webpage attached is for the rental management office and it links the phone # to the person who completed the VOR as having the same # as the rental office. Our VOR prints out with our name, but we verified that the VOR was completed by the management office through this.

04/24/2015: Audit review of VOR reflects rental management phone number is same as the phone number to the person who completed the VOR, documentation submitted is deemed acceptable. Condition cleared.
																									CLTV is lower than guideline maximum 66.97% CLTV; DTI is lower than guideline maximum 20.21% DTI; FICO is higher than guideline minimum 788 Credit score;
300007883	$730,000	WI	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Finance Charge Under Disclosed	The finance charge is understated by $44.21. The lender did not provide a itemization of the amount financed so we are unable to determine the source.	04/24/2015: 4/23 Per Lender, see TIL (2nd page)	04/24/2015: Audit review of TIL itemization dated 04/21/2015 has determined that the $150 title fee is actually the title insurance premium fee. Loan is no longer under disclosed, condition cleared.			CLTV is lower than guideline maximum 66.97% CLTV; DTI is lower than guideline maximum 20.21% DTI; FICO is higher than guideline minimum 788 Credit score;
300007883	$730,000	WI	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Property	General Property Exception 1
The underwriters approval states there are to be two separate escrow hold backs. There is only one escrow hold back on the Final HUD 1 and the amount of it does not match the amount on the Escrow Hold Back Agreement in the file. Provide all escrow hold back documents, including verification of both amounts, where the funds were taken from and a breakdown of what the funds are being held for.

04/28/2015: 4/27 Per our construction department: the only escrow that we were involved in was on the final draw for landscaping ($31,810.64) which is held at Title Company- included in the final draw wire transaction. The other amount in question ($48,100.50) is shown in our documentation as change order #8 which was applied as a credit, included in the attachment. Per UW: the only escrow was the $31k and the change order #8 removed the items from the contract (thereby making the escrow not necessary). We had the appraisal completed “as is” without those items.
 04/24/2015: 4/23 Per the lender: Copies of both escrow agreements and how the first was funded are in the file. Investor didn’t want to be involved and asked us to reduce acquisition by those amounts which we did.

04/28/2015: Audit reviewed the lender rebuttal, as well as the documentation provided, and has determine that escrow drawls for landscaping ($31,810.64) which is held at title company- included in the final draw wire transaction. The other amount in question ($48,100.50) is shown in documentation as change order #8 which was applied as a credit. All documentation submitted is deemed acceptable. Condition cleared.
 04/24/2015: Audit reviewed the lender rebuttal and has determine that Escrow Hold Back Agreements for $48,100.50 and $31,810.64 were provided in file, however only one escrow hold back on the Final HUD 1 for the $48,100.50. Provide all escrow hold back documents, including verification of both amounts, where the funds were taken from and a breakdown of what the funds are being held for. Condition remains.
																									CLTV is lower than guideline maximum 66.97% CLTV; DTI is lower than guideline maximum 20.21% DTI; FICO is higher than guideline minimum 788 Credit score;
300007883	$730,000	WI	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	B	B	Federal Consumer Protection	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD
The GFE reflects fees of $564.20 vs. actual fees of $714.20 charged on the HUD-1 in the section that cannot increase more than 10%. The amount of restitution is $93.58. The lender credit found on line 204 of the HUD-1 is sufficient. Loan will be graded a B for Fitch and A for others.
																						The lender credit found on line 204 of the HUD-1 is sufficient. Loan will be graded a B for Fitch and A for others.			CLTV is lower than guideline maximum 66.97% CLTV; DTI is lower than guideline maximum 20.21% DTI; FICO is higher than guideline minimum 788 Credit score;
300007883	$730,000	WI	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing hazard insurance declaration	The hazard insurance declaration page is in the file;however, it is missing the annual premium amount. Provide proof of the annual hazard insurance premium.	04/23/2015: 4/22 Please see the first page of attachment	04/23/2015: Audit review of hazard insurance declaration page includes the annual premium amount of $1,650, documentation submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 66.97% CLTV; DTI is lower than guideline maximum 20.21% DTI; FICO is higher than guideline minimum 788 Credit score;
300007883	$730,000	WI	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing income documentation	Provide LOE from employer: why is monthly pay rate on VOE lower than the average of last years base and the borrowers pay stub ending 01/31/2015.
04/24/2015: 4/23 Per UW, the VOE is dated through 3/9- the ytd reported of 54k supports the 19k indicated as the monthly amount. The accountant took the ytd and divided by 3, even though it was not a full 3 months. Income is not questionable, paystub, tax returns and transcripts support the income used to qualify borrower.

04/24/2015: Audit reviewed the lender rebuttal and has determine that the $19k is based on a full 3 months even though the date is only through 3/9. Paystubs, tax returns and transcripts all support the income used to qualify. Condition cleared.
																									CLTV is lower than guideline maximum 66.97% CLTV; DTI is lower than guideline maximum 20.21% DTI; FICO is higher than guideline minimum 788 Credit score;
300007883	$730,000	WI	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing sufficient evidence of “changed circumstance” to support new GFE”	Provide the Change of Circumstance letters that were delivered to the borrowers with the updated GFE's on 02/24/15 and 03/24/15.	04/22/2015: 4/21 This type of letter does not exist. The 2nd page of the post closing checklist provides change of circumstance information.
04/22/2015: Audit review of "Post Closing Checklist" page 2 within the loan file reflects Change of Circumstance with dates and changes for all GFE's, documentation submitted is deemed acceptable. Condition cleared.
																									CLTV is lower than guideline maximum 66.97% CLTV; DTI is lower than guideline maximum 20.21% DTI; FICO is higher than guideline minimum 788 Credit score;
300007069	$831,200	WI	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	04/21/2015: CDA	04/21/2015: A CDA report reflecting a value of $1,040,000 which is a 0% variance was provided. Condition Cleared.			FICO is higher than guideline minimum 776 FICO; DTI is lower than guideline maximum 31.00% DTI; Reserves are higher than guideline minimum $393,802 excess verified reserves;
300007069	$831,200	WI	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Failure to obtain Documentation	Missing all pages to credit report dated 01/30/2015. Please provide all pages.
04/22/2015: 4/21 Full Credit Report
 04/21/2015: 4/21 The loan was approved with the 2/9 credit report. The 1/30 credit report was a joint report that may have been left in the file, but the loan was actually approved as an individual (the 2/9 report)

04/22/2015: Audit review of credit report dated 01/30/2015 documentation submitted is deemed acceptable. Condition cleared.
 04/21/2015: Audit reviewed the lender rebuttal and has determine that because page one of the original credit report (01/30/2015) was provided, verification that borrower did not "pay down" revolving accounts to qualify is required. Condition remains.
																									FICO is higher than guideline minimum 776 FICO; DTI is lower than guideline maximum 31.00% DTI; Reserves are higher than guideline minimum $393,802 excess verified reserves;
300007069	$831,200	WI	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation	Statements for two IRA accounts are greater than 90 days old at time of closing. Please provide 01/31/2015 statements.	04/21/2015: 4/21 Underwriting indicated that these statements may have been left in the file, but they were not used for qualifying purposes.
04/21/2015: Audit has re-analyzed the assets documentation and determined that with the removal of both accounts verified assets are $443,355.56 minus reserves of $93,774.60 minus EMD of $10,000 minus CTC of $191,544.38 equals $148,036.58 remaining.  Assets are sufficient and condition cleared.
																									FICO is higher than guideline minimum 776 FICO; DTI is lower than guideline maximum 31.00% DTI; Reserves are higher than guideline minimum $393,802 excess verified reserves;
300007069	$831,200	WI	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.

04/21/2015: 4/20 The recorded Mortgage and Final Title are always sent as trailing docs to investor as we do not have these documents until sometimes weeks after the closing. The closing instructions reflecting that the mortgage needs to be sent to be recorded is located on the document in the file titled "Closing Instructions to Title Company"

04/21/2015: Audit review of closing instructions by lender reflects special instruction to settlement agent to send legal documents to Register of Deeds office for proper recording after closing. Condition cleared.
																									FICO is higher than guideline minimum 776 FICO; DTI is lower than guideline maximum 31.00% DTI; Reserves are higher than guideline minimum $393,802 excess verified reserves;
300007069	$831,200	WI	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	D	B(w)	Federal Consumer Protection	Missing Third Party Fraud Tool (Report)	Third party fraud report not provided in file	04/21/2015: 4/20 fraud report	04/21/2015: Fraud tool provided dated 04/16/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.	Waiver	Aggregator	FICO is higher than guideline minimum 776 FICO; DTI is lower than guideline maximum 31.00% DTI; Reserves are higher than guideline minimum $393,802 excess verified reserves;
300008975	$716,000	AZ	Underwriting Complete	D	B	D	B	B	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	04/22/2015: CDA	04/22/2015: A CDA report reflecting a value of $920,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 33.49% DTI; FICO is higher than guideline minimum 781 FICO; Years on Job 14 years on current job;
300008975	$716,000	AZ	Underwriting Complete	D	B	D	B	B	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Legal Documents	Incomplete 1003	The original and final applications are missing the borrowers employer's phone number.	04/22/2015: 4/21 signed pg1 of original & final 1003	04/22/2015: Audit review of signed page 1 of the final and original application documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 33.49% DTI; FICO is higher than guideline minimum 781 FICO; Years on Job 14 years on current job;
300008975	$716,000	AZ	Underwriting Complete	D	B	D	B	B	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing sufficient evidence of “changed circumstance” to support new GFE”
There are 2 Good Faith Estimates in file. GFE dated 03/19/2015 reflects a loan amount of $717,000 and an interest rate of 3.50% and another GFE dated 03/25/2015 reflects a loan amount of $716,000 and an interest rate of 3.875%.  The loan closed with a loan amount of $716,000 and an interest rate of 3.875%.  The file does not contain a Change of Circumstance form.
																					04/22/2015: 4/21 As indicated on many other loans that have received this same suspense item, please see the 2nd page of the "Post Closing Checklist"	04/22/2015: Audit review of the "Post Closing Checklist" page 2 documentation in the loan file reflects Change of Circumstance dates and changes. Condition cleared.			DTI is lower than guideline maximum 33.49% DTI; FICO is higher than guideline minimum 781 FICO; Years on Job 14 years on current job;
300008975	$716,000	AZ	Underwriting Complete	D	B	D	B	B	A	D	A	SHQM	SHQM	Credit	Acknowledged	D	B(w)	Federal Consumer Protection	Missing Third Party Fraud Tool (Report)	Missing all pages to third party fraud report. Page 1 is in file.	04/22/2015: fraud report	04/22/2015: Fraud tool provided dated 04/21/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.	Waiver	Aggregator	DTI is lower than guideline maximum 33.49% DTI; FICO is higher than guideline minimum 781 FICO; Years on Job 14 years on current job;
110825945	$640,800	WA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/21/14: Proteck provided reflecting a value of $801,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110825945	$640,800	WA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Final HUD not provided – unable to complete Compliance Review	Estimated HUD-1 only.
10/30/14: HUD1 with addendum provided breaking down all fees in line 1101.  Compliance tests pass.  Condition cleared. 10/21/14: Please provide an addendum breaking down the fees totaled in line 1101 on the Final HUD.  The Fee charged on line 1101 is $2,284.17, but after adding all of the fees showing in lines 1102-1111, the actual fee charged should have been $1,068.72. Cannot complete compliance tests. Additional conditions may apply once received.

110825945	$640,800	WA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Affiliated Business Disclosure	Affiliated Business Disclosure was not provided in file.		10/21/2014: AFBP provided states there are no business affiliations. Condition cleared.
300009610	$1,668,750	CA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		4.8.15 CDA provided reflecting a value of $2,225,000 or 0% variance. Condition cleared.
300009610	$1,668,750	CA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing Balance Sheet	A YTD balance sheet for borrower's Schedule C business was not provided.	04/14/2015: LOE for Schedule C
04/24/2015:Balance Sheet provided for year end 2014. Condition cleared. 04/14/2015: Audit reviewed the lender rebuttal and determined that per QM, the 2014 Balance Sheet for schedule C business required for a Sole proprietorship (Sch C) according to the stipulations set forth by Appendix Q -OR- evidence business was dissolved prior to origination.   Condition remains.

300009610	$1,668,750	CA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	D	B(w)	Terms/Guidelines	Missing VOR	A VOR from the private party was not provided.	04/16/2015: VOR attached 04/15/2015: VOR attached
04/16/2015: Audit acknowledges that the a verification of rent  was dated post closing 04/14/2015.  Subject Note date was 03/20/015 and disbursement date was 03/24/2015. Post-close VOR does not affect the overall ability to repay the subject loan. Compensating factors noted are: LTV of 75%, FICO of 736 and 27 months of Reserves. Loan will be graded a B.
 04/15/2015: Audit reviewed attached documentation submitted, attachment was enlarged and cut off on the right side.  Unable to view full document, condition remains.
																							Waiver	Aggregator
300009610	$1,668,750	CA	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing YTD Profit & Loss	A YTD Profit and Loss for borrower's Schedule C business was not provided.	04/14/2015: LOE for Schedule C
04/24/2015: Profit and Loss provided for year end 2014. Condition cleared. 04/14/2015: Audit reviewed the lender rebuttal and determined that per QM, the 2014 Profit and Loss for schedule C business is required for a Sole proprietorship (Sch C) according to the stipulations set forth by Appendix Q -OR- evidence business was dissolved prior to origination.   Condition remains.

300011909	$921,360	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.	04/10/2015: CDA	04/10/2015: A CDA report reflecting a value of $1,160,000 which is a 0% variance was provided. Condition Cleared.			LTV is lower than guideline maximum 80% LTV compared to 85%; DTI is lower than guideline maximum 38.58% compared to 40%; FICO is higher than guideline minimum 776 compared to 740.;
300011909	$921,360	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing copy of title	Missing copy of the prelim title for $921,360.00. Preliminary Tile in file does not reflect the amount of the insurance). Additional conditions may apply.	04/10/2015: The prelim does not have the loan amount reflected on there. this will be reflected on the final title policy, which is a closing trailing doc we do not have yet	04/10/2015: Audit concurs with the lender, condition cleared.			LTV is lower than guideline maximum 80% LTV compared to 85%; DTI is lower than guideline maximum 38.58% compared to 40%; FICO is higher than guideline minimum 776 compared to 740.;
300005572	$591,600	WA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/29/2015: Received CDA Report, which reflects $800,000.00, and 0.00% variance in value. Condition cleared.
FICO is higher than guideline minimum 785 FICO vs 720 minimum FICO ; Reserves are higher than guideline minimum 30.50 mionths PITIA reserves vs 12 months minimum reserves ; Years on Job 10 years same employer. ;

300005572	$591,600	WA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Certificate of Occupancy	Copy of the Certificate of Occupancy not provided in the loan file.	2/5/15: Lender policy does not require a COO. See attached final permit which allows borrower to occupy	2/5/15: Audit reviewed the loan file and determined that the appraisal is as-is in addition to receiving the final permit. Condition cleared.
FICO is higher than guideline minimum 785 FICO vs 720 minimum FICO ; Reserves are higher than guideline minimum 30.50 mionths PITIA reserves vs 12 months minimum reserves ; Years on Job 10 years same employer. ;

300005572	$591,600	WA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Missing LOE
Provide documentation from appraiser supporting non-arms length comment on appraisal.  The report states subject is a non arms length transaction, and lists the purchaser as an employee of the Construction Company (seller).  A review of the purchase contract confirms non-arms length disclosure between the selling broker and the Borrowers, with no compensation going to Borrowers at closing.

02/03/2015: Appraiser discussed this on page 14 of appraisal, "The subject is a non-arm’s length sale to an employee so the contracted price is lower than the comparables on totally equal properties so value is estimated at the “market” value not the contracted value due to this." Please clarify what else is needed to cure this.
																						02/03/2015: Audit reviewed the lender rebuttal and has determine that the loan being a non-arms length transaction was addressed within the appraisal. Evidence is sufficient, condition cleared.
FICO is higher than guideline minimum 785 FICO vs 720 minimum FICO ; Reserves are higher than guideline minimum 30.50 mionths PITIA reserves vs 12 months minimum reserves ; Years on Job 10 years same employer. ;

300005571	$612,000	WA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		01/29/2015: Received CDA report, which supports $745,000.00, with 0.00% variance in value. Condition cleared.			DTI is lower than guideline maximum 16.88% DTI; FICO is higher than guideline minimum 762 FICO; Reserves are higher than guideline minimum 14 months PITIA reserves vs 12 months required;
300005571	$612,000	WA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Lease agreement
Provide a VOR and 10 months cancelled checks to support timely rental payments were made on departed residence..  Lender credit policy dated 09/08/2014 requires verification of the Borrower's previous housing history, if an adequate mortgage payment history is not included in the Borrower's credit report.  The credit report in file confirms payment history of the subject property for the previous 2 months.  The final 1003 confirms occupancy for the previous 3 months.

01/29/2015: There is evidence of timely payments in the file in the form of a printout reflecting timely auto debits to the landlord from the borrower's bank account #4 listed on the final loan application dated 11/05/2014. The auto debits run from 3/2013 to 4/2014. The subject mortgage closed 5/2014. Please note that Lender guidelines do not require both a VOR or cancelled checks. The guidelines only require cancelled checks. Please clear this issue.

01/29/2015: Re-review of file found Borrower's bill payment registration to Landlord, supporting 12 months rental payments. Review of Lender guidelines required a VOR or cancelled check; however, does not specify whether a lease is needed. County tax assessor confirmed the ownership of departing residence. Condition cleared.
																									DTI is lower than guideline maximum 16.88% DTI; FICO is higher than guideline minimum 762 FICO; Reserves are higher than guideline minimum 14 months PITIA reserves vs 12 months required;
300000341	$455,200	WA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/11/2014: Received CDA report. which confirms value of $569,000., with variance of 0.00%. Value supported and condition cleared.
300000341	$455,200	WA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	Initial application date is reflected as 9/11/14, disclosure is dated 9/17/14.
12/10/2014: Lender provided workflow, which confirms the Borrower did not have a property until 09/16/2014.  09/16/2014 was used as the application date for this reason, the loan Affiliated business disclosure was sent to the Borrower at that time. Condition cleared.

300000341	$455,200	WA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Initial application date is reflected as 9/11/14, disclosure is dated 9/17/14.
12/10/2014: Lender provided workflow, which confirms the Borrower did not have a property until 09/16/2014.  09/16/2014 was used as the application date for this reason, the Appraisal disclosure was sent to the Borrower at that time. Condition cleared.

300000341	$455,200	WA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Good Faith Estimate not provided within 3 business days of application date.	Initial application date is reflected as 9/11/14, disclosure is dated 9/17/14.
12/10/2014: Lender provided workflow, which confirms the Borrower did not have a property until 09/16/2014.  09/16/2014 was used as the application date for this reason, the Initial GFE was sent to the Borrower on 09/17/2014. Condition cleared.

300000341	$455,200	WA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Initial application date is reflected as 9/11/14, disclosure is dated 9/17/14.
12/10/2014: Lender provided workflow, which confirms the Borrower did not have a property until 09/16/2014.  09/16/2014 was used as the application date for this reason, the Homeownership Counseling Disclosure was sent to the Borrower on 09/17/2014. Condition cleared.

300000341	$455,200	WA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	Initial application date is reflected as 9/11/14, disclosure is dated 9/17/14.
12/10/2014: Lender provided workflow, which confirms the Borrower did not have a property until 09/16/2014.  09/16/2014 was used as the application date for this reason, the Initial TIL was sent to the Borrower on 09/17/2014. Condition cleared.

300000341	$455,200	WA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Servicing Disclosure Statement not provided within 3 business days of application date.	Initial application date is reflected as 9/11/14, disclosure is dated 9/17/14.
12/10/2014: Lender provided workflow, which confirms the Borrower did not have a property until 09/16/2014.  09/16/2014 was used as the application date for this reason, the Servicing Disclosure Statement was sent to the Borrower on 09/17/2014. Condition cleared.

300000341	$455,200	WA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Special Information Booklet not provided within 3 business days of application date.	Initial application date is reflected as 9/11/14, disclosure is dated 9/17/14.
12/10/2014: Lender provided workflow, which confirms the Borrower did not have a property until 09/16/2014.  09/16/2014 was used as the application date for this reason, the Special Information Booklet was sent to the Borrower on 09/17/2014. Condition cleared.

300005569	$520,000	WA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/29/2015: Received CDA Report, which supports $715,000.00, and 0.00% variance in value. Condition Cleared.
300005569	$520,000	WA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cured Post Close	D	B	Federal Consumer Protection	Incorrect rescission model – Same lender refinance requires form H-9
The right to cancel was completed on form H-8.  Review of credit report confirmed the subject loan being paid off was opened on 07/2014. The previous mortgage tradeline listed on the credit report was opened 06/2007 and closed 08/2014.  The right to cancel form should have been completed on form H-9.
																					01/26/2015: Uploading a copy of the amended Notice of Right to Cancel H-9 form. Expires midnight 1-29-15
01/30/2015: Audit review of Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 submitted are acceptable, expiration date of 01/29/2015 has expired.  Condition cleared.  01/26/2015: Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 was provided . Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on 01/29/2015. Loan will be cleared when the rescission period has expired. Condition remains.

300005569	$520,000	WA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
Provide copy of recent mortgage statement, which was not provided in file.  The conditional approval dated 10/27/2014 required a copy of a recent mortgage statement for the existing mortgage to confirm Net Tangible benefits.  The statement was not found in the loan file.

2/2/14: Respectfully disagree. The payoff statement provided shows that the interest rate on the existing mortgage is 4.25% which substantiates the net tangible benefit of rate reduction as the new loan is at 4%. Please clear this issue.

2/2/14: Audit reviewed the lender rebuttal and the pay off letter provided.  The letter does show the current rate of 4.25% providing the net tangible benefit.  01/29/2015: Please provide recent mortgage statement.  Received the payoff letter, which does not confirm net tangible benefits.  Condition remains.

300005567	$800,000	WA	Underwriting Complete	D	A	C	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file		01/29/2015: Received CDA Report which reflects $1,500,000.00, and 0.00% variance in value. Condition cleared.			Years on Job Over 28 years with current employer; FICO is higher than guideline minimum borrower has an 802, minimum is 720; LTV is lower than guideline maximum subject LTV 53.33%, maximum is 60% ;
300005567	$800,000	WA	Underwriting Complete	D	A	C	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Missing LOE
Per 1003 in file, the borrower checked off "yes" to the question in the Declarations Section VIII asking if "is any part of the down payment borrowed"; however, no explanation nor documentation provided in the loan file as to what was borrowed.

02/05/2015: See revised 1003 and explanation from borrower as to why the 1003 was incorrect.
 01/30/2015: The gift funds were fully sourced and accounted for.  1/30/2015 The borrower had other funds more than sufficient to cover the down payment. Total reserves verified (excluding gift) $1,581,071. Total due at closing was $674,390. We have more than enough funds.

02/05/2015: Audit review of all documentation submitted, the LOE signed by the borrower stating that funds were not a loan but a gift and a corrected and initialed question box in the Declarations Section VIII on 1003, are deemed acceptable. Condition cleared.
01/30/2015: Please provide letter of explanation from Borrower, confirming no part of the down payment was Borrowed, since box for borrowed funds is Declaration VIII is checked "yes".  Received Gift letter and source of funds documentation previously provided, which does not clear this item.  Condition remains.
 1/30/2015  Gift funds are not considered borrowed funds.  Due to the fact the borrower has check off “yes” to the question in the Declarations Section VIII asking if "is any part of the down payment borrowed" , please provide letter of explanation from Borrower, confirming no part of the down payment was borrowed. Unsecured borrowed funds are not permitted.  Secured funds would need to be verified with the terms & collateral of the loan and then borrower would need to qualify the terms of this new loan.  Condition remains.
																									Years on Job Over 28 years with current employer; FICO is higher than guideline minimum borrower has an 802, minimum is 720; LTV is lower than guideline maximum subject LTV 53.33%, maximum is 60% ;
300000339	$432,000	FL	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/11/2014: Received CDA report, which confirms value of $540,000., with 0.00% variance. Condition cleared.
300000338	$1,600,000	FL	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/12/14: CDA provided reflecting a value of $2,200,000 or 0% variance provided. Condition cleared.
300005562	$444,000	FL	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	The CDA report was not provided.		01/29/2015: Received CDA Report, which supports $560,000.00, and 0.00% variance in value. Condition cleared.
Reserves are higher than guideline minimum 54 months PITIS reserves vs 12 months required reserves; Years in Field Borrower employed in same field for 10 years.; No Mortgage Lates Credit report confirms total mortgage history 0 x 30 over 162 months ;

300005562	$444,000	FL	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods
DTI of 46.53% > 43.00% maximum DTI.  The final loan application lists bonus income of $1,523.09/month.  Borrower started new employment on 9/2/2014.  The WVOE in file confirms base wages of $105.77/hour. A review of the WVOE from the previous employer does not reflect a history of receiving bonus income.  Review of 1040 returns submitted found no interest and dividend income. Bonus income was not used for these reasons.

01/29/2015: Please see loan approval for explanation of bonus income used. There is evidence in the file that a performance incentive of at least $18,000 was received in both 2012 and 2013. Based on history of bonus income plus verification in new offer of employment that borrower is potentially eligible for 30% incentive, underwriter justified use of bonus income. I am attaching payroll information for both those years to confirm. Please clear this issue.

2/2/15: Audit reviewed the 2012 and 2013 bonus income statements and the current employment contract and has determined that enough documentation has been provided to support utilizing a 2 year average for bonus income. DTI reduced to 42.93% and below maximum guidelines. Condition cleared.  01/29/2015: Provide WVOE or other documentation from current employer confirming Borrower's ability to receive bonus income.  Audit received income statements that support bonus of $18,157.84 received in 2013 and $18,783.51 received in 2012. Lender Credit Policy dated 10/06/2014 indicated bonus income should be documented with a fully completed VOE, in addition to paystubs, and W-2's.  The WVOE found in file did not address Borrower ability to receive bonus income. No offer letter was provided in file. The paystubs submitted only confirm an 80 hour work week. Condition remains.

Reserves are higher than guideline minimum 54 months PITIS reserves vs 12 months required reserves; Years in Field Borrower employed in same field for 10 years.; No Mortgage Lates Credit report confirms total mortgage history 0 x 30 over 162 months ;

300005562	$444,000	FL	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Debt to Income Ratio utilizing QM methodology exceeds 43%
DTI of 46.53% > 43.00% maximum DTI.  The final loan application lists bonus income of $1,523.09/month.  Borrower started new employment on 9/2/2014.  The WVOE in file confirms base wages of $105.77/hour. A review of the WVOE from the previous employer does not reflect a history of receiving bonus income.  Review of 1040 returns submitted found no interest and dividend income. Bonus income was not used for these reasons.

01/29/2015: Please see loan approval for explanation of bonus income used. There is evidence in the file that a performance incentive of at least $18,000 was received in both 2012 and 2013. Based on history of bonus income plus verification in new offer of employment that borrower is potentially eligible for 30% incentive, underwriter justified use of bonus income. I am attaching payroll information for both those years to confirm. Please clear this issue.

2/2/15: Audit reviewed the 2012 and 2013 bonus income statements and the current employment contract and has determined that enough documentation has been provided to support utilizing a 2 year average for bonus income. DTI reduced to 42.93% and below maximum guidelines. Condition cleared.  01/29/2015: Provide WVOE or other documentation from current employer confirming Borrower's ability to receive bonus income.  Audit received income statements that support bonus of $18,157.84 received in 2013 and $18,783.51 received in 2012. Lender Credit Policy dated 10/06/2014 indicated bonus income should be documented with a fully completed VOE, in addition to paystubs, and W-2's.  The WVOE found in file did not address Borrower ability to receive bonus income. No offer letter was provided in file. The paystubs submitted only confirm an 80 hour work week. Condition remains.

Reserves are higher than guideline minimum 54 months PITIS reserves vs 12 months required reserves; Years in Field Borrower employed in same field for 10 years.; No Mortgage Lates Credit report confirms total mortgage history 0 x 30 over 162 months ;

300005562	$444,000	FL	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	DTI	DTI Exceeds Guidelines
DTI of 46.53% > 43.00% maximum DTI.  The final loan application lists bonus income of $1,523.09/month.  Borrower started new employment on 9/2/2014.  The WVOE in file confirms base wages of $105.77/hour. A review of the WVOE from the previous employer does not reflect a history of receiving bonus income.  Review of 1040 returns submitted found no interest and dividend income. Bonus income was not used for these reasons.

01/29/2015: Please see loan approval for explanation of bonus income used. There is evidence in the file that a performance incentive of at least $18,000 was received in both 2012 and 2013. Based on history of bonus income plus verification in new offer of employment that borrower is potentially eligible for 30% incentive, underwriter justified use of bonus income. I am attaching payroll information for both those years to confirm. Please clear this issue.

2/2/15: Audit reviewed the 2012 and 2013 bonus income statements and the current employment contract and has determined that enough documentation has been provided to support utilizing a 2 year average for bonus income. DTI reduced to 42.93% and below maximum guidelines. Condition cleared. 01/29/2015: Provide WVOE or other documentation from current employer confirming Borrower's ability to receive bonus income.  Audit received income statements that support bonus of $18,157.84 received in 2013 and $18,783.51 received in 2012. Lender Credit Policy dated 10/06/2014 indicated bonus income should be documented with a fully completed VOE, in addition to paystubs, and W-2's.  The WVOE found in file did not address Borrower ability to receive bonus income. No offer letter was provided in file. The paystubs submitted only confirm an 80 hour work week. Condition remains.

Reserves are higher than guideline minimum 54 months PITIS reserves vs 12 months required reserves; Years in Field Borrower employed in same field for 10 years.; No Mortgage Lates Credit report confirms total mortgage history 0 x 30 over 162 months ;

300005562	$444,000	FL	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	ECOA Non-Compliant: Additional valuation documentation not provided to borrower.	Provide evidence of receipt of appraisal report delivered to Borrower at closing. Borrower signed waiver at time of application, evidence of appraisal delivery at closing not found in file.	01/26/2015: Convo log uploaded reflecting the appraisal mailed to borrower via USPS on 11/3/14	01/26/2015: Audit review of Convo log uploaded reflecting the appraisal mailed to borrower via delivery service on 11/3/14 documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum 54 months PITIS reserves vs 12 months required reserves; Years in Field Borrower employed in same field for 10 years.; No Mortgage Lates Credit report confirms total mortgage history 0 x 30 over 162 months ;

300005562	$444,000	FL	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing income documentation
Provide documentation to support bonus of $1,523.09/month listed on the final 1003.  Borrower started new employment on 9/2/2014.  The WVOE in file confirms base wages of $105.77/hour. A review of the WVOE from the previous employer does not reflect a history of receiving bonus income.  Review of 1040 returns submitted found no interest and dividend income.  Audit DTI increased to 46.53% for this reason.

2/2/15: There is an employment contract in this file that speaks to the borrower's ability to earn a management incentive of up to 30% of base salary. I am attaching it here again for your review. Please clear this issue 01/29/2015: Please see loan approval for explanation of bonus income used. There is evidence in the file that a performance incentive of at least $18,000 was received in both 2012 and 2013. Based on history of bonus income plus verification in new offer of employment that borrower is potentially eligible for 30% incentive, underwriter justified use of bonus income. I am attaching payroll information for both those years to confirm. Please clear this issue.

2/2/15: Audit reviewed the 2012 and 2013 bonus income statements and the current employment contract and has determined that enough documentation has been provided to support utilizing a 2 year average for bonus income.  Condition cleared.  01/29/2015: Provide WVOE or other documentation from current employer confirming Borrower's ability to receive bonus income.  Audit received income statements that support bonus of $18,157.84 received in 2013 and $18,783.51 received in 2012. Lender Credit Policy dated 10/06/2014 indicated bonus income should be documented with a fully completed VOE, in addition to paystubs, and W-2's.  The WVOE found in file did not address Borrower ability to receive bonus income. No offer letter was provided in file. The paystubs submitted only confirm an 80 hour work week. Condition remains.

Reserves are higher than guideline minimum 54 months PITIS reserves vs 12 months required reserves; Years in Field Borrower employed in same field for 10 years.; No Mortgage Lates Credit report confirms total mortgage history 0 x 30 over 162 months ;

300005561	$424,000	CO	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		01/29/2015: Received CDA Report supports $530,000.00, with 0.00% variance in value. Condition cleared.			FICO is higher than guideline minimum 809 FICO; Reserves are higher than guideline minimum $208,420 excess reserves verified;
300005561	$424,000	CO	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing income documentation	Missing copies of K1's for all business reflected on 2013 tax returns (pg 657)
01/30/2015: These entities are all limited partnerships in the energy industry in which the borrower has invested. There are 2012/2011 K-1s in the file that show nominal percentages of ownership from less than 1% to 3%. These are simply investment vehicles for the borrower and not actual operating businesses in which the borrower might have a substantial ownership interest. Please clear this condition.
																						01/30/2015: Audit reviewed the lender rebuttal and has determine that K1's for businesses with less than 25% ownership are not required. Condition cleared.			FICO is higher than guideline minimum 809 FICO; Reserves are higher than guideline minimum $208,420 excess reserves verified;
300005561	$424,000	CO	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing VOR
This is an non-arms length transaction.  The seller cannot verify the buyers rental payment history.  Lender guidelines required a 12 month minimum rental payment history.  Please provide 12 months canceled checks.

01/30/2015: Lender credit policy specifically states that rental history may be verified with EITHER a VOR or cancelled checks. There is no distinction made when the landlord is also the seller. Additionally, please consider that this borrower has all three credit scores over 800 and there is no indication in the file of the borrower's inability or unwillingness to meet debt obligations. Please clear this condition.

01/30/2015: Audit reviewed the lender rebuttal and has determine that the credit report reflecting VOR history is sufficient. Finding is immaterial to loan decision, therefore no further documentation required. Condition cleared.
																									FICO is higher than guideline minimum 809 FICO; Reserves are higher than guideline minimum $208,420 excess reserves verified;
300005560	$1,031,250	CO	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.
01/29/2015: Received CDA report, which reflects value of $1,385,000.00, with 0.00% variance. Condition cleared.  01/29/2015: A CDA Report is required reflecting lender/client. The CDA Report provided is missing said information. Condition remains.

300005560	$1,031,250	CO	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	Missing evidence Affiliated Business Disclosure was provided within 3 business days of initial application date of 09/12/2014.	01/28/2015: Affiliated Business Disclosure	01/28/2015: Audit review of Affiliated Business Disclosure dated 09/16/2014 documentation submitted is deemed acceptable, condition cleared.
300005560	$1,031,250	CO	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	ECOA Non-Compliant: Additional valuation documentation not provided to borrower.	Provide documentation to confirm the appraisal report was delivered to Borrower at least 3 business days prior to closing date. Evidence of appraisal delivery was not found in file.	01/28/2015: Evidence of Appraisal Delivery and Appraisal Waiver	01/28/2015: Audit review of evidence of Appraisal Delivery and Appraisal Waiver documentation submitted is deemed acceptable, condition cleared.
300005560	$1,031,250	CO	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
Provide the Loan Approval, which was not found in file. Lender Credit Policy dated 09/08/2014, requires the Loan Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply.
																					01/28/2015: Loan Approval	01/28/2015: Audit review of Loan Approval documentation submitted is deemed acceptable, condition cleared.
300005560	$1,031,250	CO	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure
Missing evidence HUD Homeownership Organization Counseling Disclosure was provided 3 business days of initial application date of 09/12/2014.  The disclosure tracking summary confirms delivery; however, a copy of the Homeownership Counseling disclosure was not found in file.
																					01/28/2015: Homeownership Counseling Notice	01/28/2015: Audit review of Homeownership Counseling Notice dated 09/16/2014 documentation submitted is deemed acceptable, condition cleared.
300005560	$1,031,250	CO	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Missing evidence Initial TIL was provided within 3 business days of initial application date of 09/12/2014.	01/28/2015: Initial TIL	01/28/2015: Audit review of Initial TIL dated 09/16/2014 documentation submitted is deemed acceptable, condition cleared.
300005560	$1,031,250	CO	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Servicing Disclosure Statement	Missing evidence Servicing Disclosure Statement was provided within 3 business days of initial application date of 09/12/2014.	01/28/2015: Initial Servicing Disclosure	01/28/2015: Audit review of Servicing Disclosure Statement dated 09/16/2014 documentation submitted is deemed acceptable, condition cleared.
300000332	$850,000	CO	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/11/2014: Received CDA report, which confirms a value of $1,405,000., with a 0.00% variance. Condition cleared.
300000332	$850,000	CO	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not executed	Affiliated Business disclosure not signed.		12/11/2014: Received executed Affiliated Business Disclosure, condition cleared.
300000332	$850,000	CO	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Finance Charge Under Disclosed	It appears the lender did not include the settlement fee of $175.	TIL worksheet, TIL and Final HUD
12/15/2014:  Audit has re-reviewed loan file and the documentation submitted, and has determined that the seller paid $175 of closing fee and $46 of the courier fee, file is not under disclosed.  Condition cleared.

300000332	$850,000	CO	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Acknowledged	D	B	Federal Consumer Protection	General Compliance Exception	A HUD Homeownership Organization Counseling disclosure was not provided.	Agree with findings. The Homeownership Organization Disclosure was never issued and disclosed to the borrower. Please have investor review.
1/15/15: Condition has been acknowledged. Loan will be graded out a compliance level B. 12/23/2014: Audit reviewed the lender rebuttal and has determine that if document cannot be provided loan will be rated a B. Condition remains.

300000332	$850,000	CO	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Legal Documents	Missing Mortgage
Transaction date on Mortgage to reflect actual closing date of November 4, 2014, notary transaction date is reflected as October 4, 2014. Provide evidence of re-recording to correct notary transaction date.
																					Notary affidavit	12/23/2014: Audit review of error affidavit, to correct notary acknowledgement date, documentation submitted is deemed acceptable. Condition cleared.
300005559	$420,000	CO	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
01/29/2015: Received CDA report, which confirms value of $525,000.00, with 0.00% variance in value.  Condition cleared.   01/29/2015: A CDA Report is required reflecting lender/client. The CDA Report provided is missing said information. Condition remains.

300005559	$420,000	CO	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	Missing Initial TIL dated (per disclosure tracking sheet) 10/20/2014. The earliest TIL in the file is dated 11/06/2014.	01/26/2015: initial TIL dated 10/20/2014	01/26/2015: Audit review of initial TIL dated 10/20/2014 documentation submitted is deemed acceptable, condition cleared.
300005559	$420,000	CO	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Legal Documents	Missing copy of title	The file did not contain the preliminary or final title.	01/26/2015: uploading copy of final title policy	01/26/2015: Audit review of final title policy documentation submitted is deemed acceptable, condition cleared.
300005558	$420,000	CO	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.
01/29/2015: Received CDA report, which reflects $630,000.00, with 0.00% variance in value.  Condition cleared.  01/29/2015: A CDA Report is required reflecting lender/client. The CDA Report provided is missing said information. Condition remains.

300000331	$464,000	FL	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/10/2014: CDA provided reflecting a value of $585,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300005557	$450,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/09/2015: CDA	02/09/2015: A CDA report reflecting a value of $710,000 which is a 0% variance was provided. Condition Cleared.
Reserves are higher than guideline minimum 84.30 months reserves > 12 months guideline requirement; LTV is lower than guideline maximum 63.38 % LTV < 80% LTV guideline requirement; FICO is higher than guideline minimum 780 FICO > 720 guideline requirement;

300005557	$450,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
Provide the Loan Approval, which was not found in file. Lender Global Credit Policy dated 09/08/2014, requires the Loan Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply.
																					02/02/2015: Loan Approval	02/02/2015: Audit review of Loan Approval documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum 84.30 months reserves > 12 months guideline requirement; LTV is lower than guideline maximum 63.38 % LTV < 80% LTV guideline requirement; FICO is higher than guideline minimum 780 FICO > 720 guideline requirement;

300005557	$450,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing HUD from sale of other property owned
The Lender Residential Credit Policy requires the lender to obtain a copy of the fully executed settlement statement to document and verify the net proceeds received from the sale of borrower's departing residence. Missing proof of sale of  with an outstanding loan amount of $298,447 with a monthly payment of $2898.00 as reflected on the borrower's credit report.  If this is not provided, this monthly obligation will cause the DTI to exceed guidelines and create an exception.
																					02/02/2015: Hud from sale of departing residence.	02/02/2015: Audit review of signed Hud from sale of departing residence on 09/19/2014 reflects payoff , documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum 84.30 months reserves > 12 months guideline requirement; LTV is lower than guideline maximum 63.38 % LTV < 80% LTV guideline requirement; FICO is higher than guideline minimum 780 FICO > 720 guideline requirement;

300005557	$450,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Initial Escrow Account Disclosure	Please provide the Initial Escrow Account Disclosure which matches the escrow amounts as reflected on the final HUD-1.	02/02/2015: Initial Escrow Account Disclosure.	02/02/2015: Audit review of Initial Escrow Account Disclosure with initial deposit of $1,401.52 matches HUD-1, documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum 84.30 months reserves > 12 months guideline requirement; LTV is lower than guideline maximum 63.38 % LTV < 80% LTV guideline requirement; FICO is higher than guideline minimum 780 FICO > 720 guideline requirement;

300005557	$450,000	NY	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	TIL Interest Rate and Payment Summary is inaccurate	The Final TIL reflects no escrow, which does not match the monthly escrow amount of $700.76 as reflected on the Final HUD-1. Please provide correct final TIL reflecting escrow.	02/02/2015: Lender Response, Agree with Findings however, the escrows are estimates only and do not affect the APR. Review review for exception.	02/02/2015: Audit reviewed the lender rebuttal and has determine that the Initial Escrow Account Disclosure is sufficient evidence of escrows, condition cleared.
Reserves are higher than guideline minimum 84.30 months reserves > 12 months guideline requirement; LTV is lower than guideline maximum 63.38 % LTV < 80% LTV guideline requirement; FICO is higher than guideline minimum 780 FICO > 720 guideline requirement;

300005556	$480,000	NY	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	01/30/2015: CDA	01/30/2015: A CDA report reflecting a value of $615,000 which is a 0% variance was provided. Condition Cleared.
300000330	$424,000	CT	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/10/2014: CDA provided reflecting a value of $530,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300005555	$791,200	NJ	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided	01/30/2015: CDA	01/30/2015: A CDA report reflecting a value of $1,036,500 which is a 0% variance was provided. Condition Cleared.			Years in Field 10 years in field; Years in Primary Residence 3 years 10 months in primary residence;
300005555	$791,200	NJ	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Insufficient Reserves
The Lender Retail Credit Policy Guidelines dated 10/14/2014 require the borrower to retain reserves of 18 months for the subject property for a total of $105220.26, the borrower provided reserves of $93,622.89.  The borrower is short reserves by $11,597.37.  The lender's asset worksheet indicates the proceeds from the sale of the borrower's current residence to be $230,000.  The actual proceeds are $180,401.

02/05/2014: See Hud-1, borrower received $51,000 in earnest money, plus the $180K in net proceeds. In a real estate transaction, earnest monies are held in escrow until closing and not given directly to the seller as a neutral party must hold the funds.

2/05/2014: Audit reviewed the lender rebuttal and has included the $51,000 EMD from previous sale of home, revised verified assets of $360,949.49 - $196,326.63(CTC, includes payoff p559) - $105,220.26 (reserves) - $20,000 (EMD) equals $39,402.60 remaining assets.  Assets are sufficient for reserves, condition cleared.
																									Years in Field 10 years in field; Years in Primary Residence 3 years 10 months in primary residence;
300005555	$791,200	NJ	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Federal Consumer Protection	Missing Initial Application	Initial, executed application not provided in file, please provide.	01/28/2015: Initial Signed application	01/28/2015: Audit review of initial signed application documentation submitted is deemed acceptable, condition cleared.			Years in Field 10 years in field; Years in Primary Residence 3 years 10 months in primary residence;
300005554	$504,000	NY	Underwriting Complete	D	A	C	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was missing from the file.	01/30/2015: CDA	01/30/2015: A CDA report reflecting a value of $645,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 40.16% compared to 43%; FICO is higher than guideline minimum 760 compared to 720.; Reserves are higher than guideline minimum 41 compared to 12+6 for OREO. ;
300005554	$504,000	NY	Underwriting Complete	D	A	C	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	History of Late Payments
Borrower shows 7x30, 1x60 and 1x90+ with the most recent showing 08/14/14.  An LOE was not provided in the file. According to the guidelines , borrowers should have no revolving accounts 60 days or more past due over the last 12 months and  cannot  be  currently  past  due.    Multiple  30  day  lates  must  be  reviewed  carefully  and documented appropriately.  The rationale the Underwriter used to render the decision should be documented in the Loan Approval.

02/02/15: Please re-review credit report. The dates of the delinquencies are much older than indicated in your comments. The most recent late was in 2011 which is well beyond the period of time where Lender requires an explanation. Most of the lates occurred in 2008. All of the lates were on minor revolving accounts that have long ago been paid in full.

02/02/15: Audit reviewed the credit report and determined that the most recent revolving late occurred 12/2011 which was great than 24 months.  Lender Credit Policy dated 9/8/14 only requires a LOX if the lates were within 24 months.  Condition cleared.
																									DTI is lower than guideline maximum 40.16% compared to 43%; FICO is higher than guideline minimum 760 compared to 720.; Reserves are higher than guideline minimum 41 compared to 12+6 for OREO. ;
300000329	$756,000	NY	Underwriting Complete	D	A	D	A	C	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/12/14: CDA provided reflecting a value of $945,000 or 0% variance. Condition cleared.			FICO is higher than guideline minimum 760 FICO; Reserves are higher than guideline minimum 17 Months Reserves; DTI is lower than guideline maximum 38.78% DTI;
300000329	$756,000	NY	Underwriting Complete	D	A	D	A	C	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation
File missing all copies of the required two consecutive months' bank statements or Verification of Deposit for account #5 reflected on final 1003 dated 10/30/2014, and account #2 also reflected on final 1003.  Other conditions may apply once received.

For account #2, we have a two month history. See attached, it only has the deposits/withdrawals but it starts 07/28 - 08/26 with an ending balance of $15,051 then 08/31 - Sep 29th with a starting balance of $15,051. This covers 60 days.
																						12/22/2014: Audit review of bank statement documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum 760 FICO; Reserves are higher than guideline minimum 17 Months Reserves; DTI is lower than guideline maximum 38.78% DTI;
300000329	$756,000	NY	Underwriting Complete	D	A	D	A	C	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	A HUD Homeownership Organization Counseling disclosure was not provided.	Homeownership Counseling disclosure	12/15/2014: Audit review of Homeownership Counseling disclosure documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum 760 FICO; Reserves are higher than guideline minimum 17 Months Reserves; DTI is lower than guideline maximum 38.78% DTI;
300000328	$496,000	NJ	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/12/14: CDA provided reflecting a value of $620,000 or 0% variance. Condition cleared.
300000328	$496,000	NJ	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Appraisal date cannot be more than 90 days before the note date	The 1025 Condo Appraisal is dated 07/28/2014 and the subject Note is dated 10/31/2014	Lender's credit policy establishes a 120 day age of documents guideline therefore the appraisal is still valid per guidelines.	12/22/2014: Audit reviewed the lender rebuttal and has determine that appraisal is under 120 days old, and still valid. Condition cleared.
300000328	$496,000	NJ	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Failure to obtain Documentation	The file did not contain evidence of the property taxes on the borrowers departing residence.	Attached is a data report showing annual property taxes are $11,140.84 (see bottom right of the report).	12/22/2014: Audit review of data report documentation submitted is deemed acceptable, condition cleared.
300000327	$816,000	NY	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided	Appraisal review
300000327	$816,000	NY	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in file is dated 08/22/2014 and the loan application date is 08/07/2014.
While the initial application was taken more than three days prior to the disclosure date this was the ECOA app date.
The 6th element to trigger the RESPA application date was entered on 8/19/2014 as shown on the screen shot below. The initial disclosures were then sent out/disclosed to the borrowers.
																						12/15/2014: Audit review of RESPA application date of 08/19/2014 documentation submitted is deemed acceptable, condition cleared.
300000327	$816,000	NY	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The Appraisal Disclosure in file is dated 08/22/2014 and the loan application date is 08/07/2014.
While the initial application was taken more than three days prior to the disclosure date this was the ECOA app date.
The 6th element to trigger the RESPA application date was entered on 8/19/2014 as shown on the screen shot below. The initial disclosures were then sent out/disclosed to the borrowers.
																						12/15/2014: Audit review of RESPA application date of 08/19/2014 documentation submitted is deemed acceptable, condition cleared.
300000327	$816,000	NY	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Good Faith Estimate not provided within 3 business days of application date.	The Good Faith Estimate in file is dated 08/19/2014 and the loan application date is 08/07/2014.
While the initial application was taken more than three days prior to the disclosure date this was the ECOA app date.
The 6th element to trigger the RESPA application date was entered on 8/19/2014 as shown on the screen shot below. The initial disclosures were then sent out/disclosed to the borrowers.
																						12/15/2014: Audit review of RESPA application date of 08/19/2014 documentation submitted is deemed acceptable, condition cleared. .
300000327	$816,000	NY	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Disclosure in file is dated 09/03/2014 and the loan application date is 08/07/2014.
While the initial application was taken more than three days prior to the disclosure date this was the ECOA app date.
The 6th element to trigger the RESPA application date was entered on 8/19/2014 as shown on the screen shot below. The initial disclosures were then sent out/disclosed to the borrowers.
																						12/15/2014: Audit review of RESPA application date of 08/19/2014 documentation submitted is deemed acceptable, condition cleared. .
300000327	$816,000	NY	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The Initial TIL in file is dated 08/22/2014 and the loan application date is 08/07/2014.
While the initial application was taken more than three days prior to the disclosure date this was the ECOA app date.
The 6th element to trigger the RESPA application date was entered on 8/19/2014 as shown on the screen shot below. The initial disclosures were then sent out/disclosed to the borrowers.
																						12/15/2014: Audit review of RESPA application date of 08/19/2014 documentation submitted is deemed acceptable, condition cleared.
300000327	$816,000	NY	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing corresponding GFEs to Changed Circumstance forms
There are 4 GFE's in file.  The GFE dated 08/22/2014 indicates Total Estimated Settlement Charges as $6369.63 and the GFE dated 09/02/2014 indicates Total Estimated Settlement Charges as $21946.63.  There is no Changed Circumstance in file.
																						12/17/2014: Audit has re-analyzed the loan documents and determined that the change in circumstance was in the borrower's favor, therefore no further documentation required. Condition cleared.
300000327	$816,000	NY	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement in file is dated 08/22/2014 and the loan application date is 08/07/2014.
While the initial application was taken more than three days prior to the disclosure date this was the ECOA app date.
The 6th element to trigger the RESPA application date was entered on 8/19/2014 as shown on the screen shot below. The initial disclosures were then sent out/disclosed to the borrowers.
																						12/15/2014: Audit review of RESPA application date of 08/19/2014 documentation submitted is deemed acceptable, condition cleared.
300000326	$524,000	MA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/12/2014: CDA provided reflecting a value of $655,000 or 0% variance. Condition cleared.
300000326	$524,000	MA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	Lender of credit date is 8/5/2014 and the Affiliated Business Disclosure is dated 9/14/2014.	The 6th element triggering the RESPA application was the property address which was entered on 9/12/14. See screen shot below.	12/15/2014: Audit review of RESPA application date of 09/12/2014 documentation submitted is deemed acceptable, condition cleared.
300000326	$524,000	MA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal Disclosure date is 09/15/2014 and the loan application date is 08/05/2014.	The 6th element triggering the RESPA application was the property address which was entered on 9/12/14. See screen shot below.	12/15/2014: Audit review of RESPA application date of 09/12/2014 documentation submitted is deemed acceptable, condition cleared.
300000326	$524,000	MA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Good Faith Estimate not provided within 3 business days of application date.	The Lender of credit date is 8/5/2014 and the initial Good Faith Estimate is dated 9/15/2014.	The 6th element triggering the RESPA application was the property address which was entered on 9/12/14. See screen shot below.	12/15/2014: Audit review of RESPA application date of 09/12/2014 documentation submitted is deemed acceptable, condition cleared.
300000326	$524,000	MA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Lender of credit date is 8/5/2014 and HUD Homeownership Counseling Disclosure is dated 9/14/2014.	The 6th element triggering the RESPA application was the property address which was entered on 9/12/14. See screen shot below.	12/15/2014: Audit review of RESPA application date of 09/12/2014 documentation submitted is deemed acceptable, condition cleared.
300000326	$524,000	MA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	Initial Til is dated 9/14/2014 and lender of credit date is 8/5/2014.	The 6th element triggering the RESPA application was the property address which was entered on 9/12/14. See screen shot below.	12/15/2014: Audit review of RESPA application date of 09/12/2014 documentation submitted is deemed acceptable, condition cleared.
300000326	$524,000	MA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation
Missing proof of liquidation of mutual fund account of approximately $80,000.  Proof deposited into borrowers account and updated statement after liquidation reflecting current balance.  Missing source of large deposits for asset account #3 listed on Lender's asset worksheet pg 310 for $107,500, $1365 on 7/15, $1165 on 6/13 and 9/30 source of $5,000 deposit.

Uploaded proof of liquidations. See attached proof of liquidation of mutual funds account. A total of $107,500 was liquidated which is verified from the attached documentation and it was deposited into account #3. Deposits- $1365 and $1165 do not exceed 25% of borrower’s earnings; therefore, are not required to be verified. I do not see a $5K deposit into account #3 on this date; however, we could easily back it out and borrower still have sufficient reserves.
																						12/19/2014: Audit reviewed the lender rebuttal and has determine that the deposit was verified and assets are sufficient to qualify for the loan. Condition cleared.
300000326	$524,000	MA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Servicing Disclosure Statement not provided within 3 business days of application date.	Lender of Credit date is 8/5/2014 and Servicing disclosure is dated 9/14/2014.	The 6th element triggering the RESPA application was the property address which was entered on 9/12/14. See screen shot below.	12/15/2014: Audit review of RESPA application date of 09/12/2014 documentation submitted is deemed acceptable, condition cleared.
300000326	$524,000	MA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Special Information Booklet not provided within 3 business days of application date.	Lender of Credit date is 8/5/2014 and Special Information Booklet is dated 9/14/2014.	The 6th element triggering the RESPA application was the property address which was entered on 9/12/14. See screen shot below.	12/15/2014: Audit review of RESPA application date of 09/12/2014 documentation submitted is deemed acceptable, condition cleared.
300000324	$712,000	MA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	field review	12/19/2014: Field Review provided in lieu of CDA reflecting a value of $900,000 which is a 0.0% variance. Variance with acceptable tolerance. Condition Cleared.
300000324	$712,000	MA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Failure to obtain Hazard Insurance Declaration	Provide hazard insurance declaration page to confirm coverage through 10/26/2015. The loan closed with a hazard insurance binder, which bears an expiration date of 11/26/2014.	uploaded copy of binder - Please note that page 3, under additional information reflects the policy period as 10/27/14 to 10/27/15	12/11/2014: Audit review of binder page 3 under additional information reflects the policy period as 10/27/14 to 10/27/15, documentation submitted is deemed acceptable, condition cleared.
300000324	$712,000	MA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation
Provide documentation to confirm funds from sale of departing residence were deposited into Borrower's account or amount needed for closing was wired to closing agent.  The departing residence closed 10/23/2014, subject loan closed 10/27/2014.
																					See attached bank statement showing deposit	12/29/2014: Audit review of bank statement documentation submitted reflecting wire transfer of $231,660.27 from departing residence is deemed acceptable, condition cleared.
300000324	$712,000	MA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
Provide title search or other supporting documentation to confirm subject property was not a distress sale at time of closing.  Borrower received a Gift of Equity from the seller, which could be considered a Non Arms Length transaction if subject property was a distress sale at closing.
																					uploading copy of title commitment	12/11/2014: Audit review of title commitment and title policy noted no title infractions to suggest a distress sale at the time of closing, condition cleared.
300000323	$771,508	TX	Underwriting Complete	D	A	C	A	A	A	D	A			Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/12/14: CDA provided reflecting a value of $990,000 or 0% variance. Condition cleared.			Full Documentation Full documentaion ; FICO is higher than guideline minimum 788 Fico exceeds 720 requirement ; Years on Job 8 years on job;
300000323	$771,508	TX	Underwriting Complete	D	A	C	A	A	A	D	A			Credit	Cleared	C	A	Terms/Guidelines	Document Error	1003 lists 12 years 3 months renting at departure residence. where as the credit supplemental reports borrower residing at address for 5 months.	1003 had a typo for rent. See corrected 1003	12/22/2014: Audit review of corrected 1003 documentation submitted is deemed acceptable, condition cleared.			Full Documentation Full documentaion ; FICO is higher than guideline minimum 788 Fico exceeds 720 requirement ; Years on Job 8 years on job;
300000322	$1,024,560	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/10/2014: CDA provided reflecting a value of $1,290,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000322	$1,024,560	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in file is dated 03/13/2014 and the loan application date is 02/28/2014.
12/10/2014: Received Lender explanation and copy of workflow confirming the loan application date is 03/07/2014, since Borrower found a property on that date.  Re-review of the Affiliated Business Disclosure confirms the date of 03/07/2014.  The Borrower acknowledgement date is 03/13/2014.  The documentation is in compliance and condition cleared.

300000322	$1,024,560	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The Appraisal Disclosure in file is dated 03/17/2014 and the loan application date is 02/28/2014.
12/10/2014: Received Lender explanation and copy of workflow confirming the loan application date is 03/07/2014, since Borrower found a property on that date.  Received notice of Right to Copy of Appraisal disclosure confirms the date of 03/07/2014.  The Borrower acknowledgement date is 03/13/2014.  The documentation is in compliance and condition cleared.

300000322	$1,024,560	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Good Faith Estimate not provided within 3 business days of application date.	The Good Faith Estimate in file is dated 03/07/2014 and the loan application date is 02/28/2014.
12/10/2014: Received Lender explanation and copy of workflow confirming the loan application date is 03/07/2014, since Borrower found a property on that date.  Re-review of the Good Faith Estimate confirms the date of 03/07/2014.  The documentation is in compliance and condition cleared.

300000322	$1,024,560	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure in file is dated 03/07/2014 and the loan application date is 02/28/2014.
12/10/2014: Received Lender explanation and copy of workflow confirming the loan application date is 03/07/2014, since Borrower found a property on that date.  Re-review of the Homeownership Counseling Disclosure confirms the date of 03/07/2014.  The documentation is in compliance and condition cleared.

300000322	$1,024,560	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The Initial TIL in file is dated 03/07/2014 and the loan application date is 02/28/2014.
12/10/2014: Received Lender explanation and copy of workflow confirming the loan application date is 03/07/2014, since Borrower found a property on that date.  Re-review of the Initial TIL confirms the date of 03/07/2014.  The documentation is in compliance and condition cleared.

300000322	$1,024,560	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing credit report	Missing initial credit report. Earliest credit report in file is dated 09/22/2014 and the loan application date is 02/28/2014.		12/10/2014: Received initial credit report dated 02/28/2014, which supports FICO scores and debt. Condition cleared.
300000322	$1,024,560	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement in file is dated 03/07/2014 and the loan application date is 02/28/2014.
12/10/2014: Received Lender explanation and copy of workflow confirming the loan application date is 03/07/2014, since Borrower found a property on that date.  Re-review of the Servicing Disclosure Statement was dated 03/07/2014.  The documentation is in compliance and condition cleared.

300000322	$1,024,560	CA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Special Information Booklet not provided within 3 business days of application date.	The Special Information Booklet in file is dated 03/07/2014 and the loan application date is 02/28/2014.
12/10/2014: Received Lender explanation and copy of workflow confirming the loan application date is 03/07/2014, since Borrower found a property on that date.  Re-review of the Special Information Booklet confirms date stamp of 03/07/2014.  The documentation is in compliance and condition cleared.

300005551	$720,000	CA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	: A CDA Report was not provided.	02/09/2015: CDA report	02/09/2015: A CDA report reflecting a value of $900,000 which is a 0% variance was provided. Condition Cleared.
300005550	$972,000	CA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	01/30/2015: CDA	01/30/2015: A CDA report reflecting a value of $1,215,000 which is a 0% variance was provided. Condition Cleared.
300005549	$875,000	CT	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided	01/30/2015: CDA	01/30/2015: A CDA report reflecting a value of $1,160,000 which is a 0% variance was provided. Condition Cleared.
300000319	$572,720	PA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	Appraisal review	12/17/2014: Field Review provided in lieu of CDA reflecting a value of $716,500 which is a 0% variance. Variance with acceptable tolerance. Condition Cleared.			No Mortgage Lates 0 x 30 over 75 months ; Years in Primary Residence 7 years in primary residence; Reserves are higher than guideline minimum 30 months PITIA reserves remain ;
300005548	$465,000	PA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	01/29/2015: CDA	01/29/2015: A CDA report reflecting a value of $620,000 which is a 0% variance was provided. Condition Cleared.
Reserves are higher than guideline minimum 12 months required, borrower has 150 months; FICO is higher than guideline minimum minimum FICO required 720, borrower has 808; Years on Job 16 years with current employer;

300005548	$465,000	PA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods
44.60% DTI > 43% DTI permitted per guidelines.   Income used for B1:  Base $22,187.50,using the companies as listed on the 2013 Schedule E: Company  #9 $1495.33 (only using 2013 due to decline in income from 2012 to 2013), Company #4 (-$2545.25) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 27.78% ownership), Company #11 (-$1455.33) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 33.33% ownership), Company #3 $1006.08, Company #7 $109.67, Company #2 $52.08, Company #10 (-$389.21) and Company #5 $44.25 =  Total Income Used to Qualify $20,505.13. (Lender Used $25,417.46) Income used for B2:  Base $11,925, Company #6 $199.79,Company #7 $230.25, Company #1 $21.75 = Total Income Used to Qualify $12,376.79.  (Lender Used $11,925)

02/10/2015: On the P & L you will see that $200,000 is a draw. A draw is a distribution to the Partners so should not be considered an expense that we have to hit for. It should be a reduction off of the balance sheet instead of a reduction in income. Attached is a 2014 K-1 that was supplied showing that the year did not have a loss and verifies a distribution or draw of $61,113. There is also another way we should be able to get to below 43% DTI. I understand the methodology of the calculations you supplied but there is more income we could add for Company #9 as listed on the 2013 Schedule E. For Company #9 we could add back depreciation to 2013 income - $15,774 this totals $2,809. We could also add back dividend income. From the asset #2 listed on the final loan application dated 12/04/2014, a 24 month avg is $317. We could use it since the source of funds came from different accounts- sale of stock and draws from LLCs. Total income would increase to $34,512 resulting in DTI under 43%. Either one of these responses should get our DTI back under 43%.

02/10/2015: Audit has re-analyzed the income documents and determined that evidence of a $200,000 draw reflecting on the Company #4 as listed on the 2013 Schedule E, YTD P&L should have been a reduction off the balance sheet not income, total DTI is now within guides at 27.73%.  Condition cleared.

Reserves are higher than guideline minimum 12 months required, borrower has 150 months; FICO is higher than guideline minimum minimum FICO required 720, borrower has 808; Years on Job 16 years with current employer;

300005548	$465,000	PA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Debt to Income Ratio utilizing QM methodology exceeds 43%
44.60% DTI > 43% DTI permitted per guidelines.   Income used for B1:  Base $22,187.50,as listed on the 2013 Schedule E, Company 9 $1495.33 (only using 2013 due to decline in income from 2012 to 2013), Company #4 (-$2545.25) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 27.78% ownership), Company #11 (-$1455.33) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 33.33% ownership),Company #3 $1006.08, Company #7 $109.67, Company #2  $52.08, Company #10 (-$389.21) and Company #5 $44.25 =  Total Income Used to Qualify $20,505.13. (Lender Used $25,417.46) Income used for B2:  Base $11,925, Company #6 $199.79, Company #7 $230.25,Company #1 $21.75 = Total Income Used to Qualify $12,376.79.  (Lender Used $11,925)

02/10/2015: On the P & L you will see that $200,000 is a draw. A draw is a distribution to the Partners so should not be considered an expense that we have to hit for. It should be a reduction off of the balance sheet instead of a reduction in income. Attached is a 2014 K-1 that was supplied showing that the year did not have a loss and verifies a distribution or draw of $61,113. There is also another way we should be able to get to below 43% DTI. I understand the methodology of the calculations you supplied but there is more income we could add for Company #9 as listed on the 2013 Schedule E. For Company #9 we could add back depreciation to 2013 income - $15,774 this totals $2,809. We could also add back dividend income. From the 2nd asset account listed on the final loan application dated 12/04/2014a 24 month avg is $317. We could use it since the source of funds came from different accounts- sale of stock and draws from LLCs. Total income would increase to $34,512 resulting in DTI under 43%. Either one of these responses should get our DTI back under 43%.

02/10/2015: Audit has re-analyzed the income documents and determined that evidence of a $200,000 draw reflecting on the  Company #4 YTD P&L should have been a reduction off the balance sheet not income, total DTI is now within guides at 27.73%.  Condition cleared.

Reserves are higher than guideline minimum 12 months required, borrower has 150 months; FICO is higher than guideline minimum minimum FICO required 720, borrower has 808; Years on Job 16 years with current employer;

300005548	$465,000	PA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	DTI	Excessive DTI
44.60% DTI > 43% DTI permitted per guidelines.   Income used for B1:  Base $22,187.50, Using 2013 Schedule E listing of companies (pg 1232): Company #9 $1495.33 (only using 2013 due to decline in income from 2012 to 2013),Company #4  (-$2545.25) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 27.78% ownership), Company #11 (-$1455.33) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 33.33% ownership), Company#3 $1006.08, Company #7 $109.67, Company #2 $52.08, Company #10(-$389.21) and Company #5 $44.25 =  Total Income Used to Qualify $20,505.13. (Lender Used $25,417.46) Income used for B2:  Base $11,925, Company #6 $199.79, Company #7 $230.25, Company #1  $21.75 = Total Income Used to Qualify $12,376.79.  (Lender Used $11,925)

02/10/2015: On the P & L you will see that $200,000 is a draw. A draw is a distribution to the Partners so should not be considered an expense that we have to hit for. It should be a reduction off of the balance sheet instead of a reduction in income. Attached is a 2014 K-1 that was supplied showing that the year did not have a loss and verifies a distribution or draw of $61,113. There is also another way we should be able to get to below 43% DTI. I understand the methodology of the calculations you supplied but there is more income we could add for Company #9 . For Company #9 we could add back depreciation to 2013 income - $15,774 this totals $2,809. We could also add back dividend income. From the aset account #2 listed on the final loan application dated 12/04/2014 a 24 month avg is $317. We could use it since the source of funds came from different accounts- sale of stock and draws from LLCs. Total income would increase to $34,512 resulting in DTI under 43%. Either one of these responses should get our DTI back under 43%.

02/10/2015: Audit has re-analyzed the income documents and determined that evidence of a $200,000 draw reflecting on the Company #4 as listed on the final loan application dated 12/04/2014, YTD P&L should have been a reduction off the balance sheet not income, total DTI is now within guides at 27.73%.  Condition cleared.

Reserves are higher than guideline minimum 12 months required, borrower has 150 months; FICO is higher than guideline minimum minimum FICO required 720, borrower has 808; Years on Job 16 years with current employer;

300005548	$465,000	PA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
44.60% DTI > 43% DTI permitted per guidelines.   Income used for B1:  Base $22,187.50, companies as listed on the  2013 Schedule E: Company # 9 $1495.33 (only using 2013 due to decline in income from 2012 to 2013), Company # 4 (-$2545.25) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 27.78% ownership), Company #11(-$1455.33) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 33.33% ownership), Company #3 $1006.08, Company # 8 $109.67, Company #2 $52.08, Company #10 (-$389.21) and Company #5 $44.25 =  Total Income Used to Qualify $20,505.13. (Lender Used $25,417.46) Income used for B2:  Base $11,925, Company #6 $199.79, Company #7 $230.25, Company #1 $21.75 = Total Income Used to Qualify $12,376.79.  (Lender Used $11,925)

02/10/2015: On the P & L you will see that $200,000 is a draw. A draw is a distribution to the Partners so should not be considered an expense that we have to hit for. It should be a reduction off of the balance sheet instead of a reduction in income. Attached is a 2014 K-1 that was supplied showing that the year did not have a loss and verifies a distribution or draw of $61,113. There is also another way we should be able to get to below 43% DTI. I understand the methodology of the calculations you supplied but there is more income we could add for Company #9 as listed on the 2013 Schedule E,. For Company #9 we could add back depreciation to 2013 income - $15,774 this totals $2,809. We could also add back dividend income. From the asset #2 listed on the final loan application dated 12/4/2014, a 24 month avg is $317. We could use it since the source of funds came from different accounts- sale of stock and draws from LLCs. Total income would increase to $34,512 resulting in DTI under 43%. Either one of these responses should get our DTI back under 43%.

02/10/2015: Audit has re-analyzed the income documents and determined that evidence of a $200,000 draw reflecting on the Company #4 YTD P&L should have been a reduction off the balance sheet not income, total DTI is now within guides at 27.73%.  Condition cleared.

Reserves are higher than guideline minimum 12 months required, borrower has 150 months; FICO is higher than guideline minimum minimum FICO required 720, borrower has 808; Years on Job 16 years with current employer;

300005548	$465,000	PA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing Condo Review Documentation	Condo review documentation not provided in loan file.	01/29/2015: Condo Project Status Report/Review	01/29/2015: Audit review of the Approved Condo Project Report documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum 12 months required, borrower has 150 months; FICO is higher than guideline minimum minimum FICO required 720, borrower has 808; Years on Job 16 years with current employer;

300005548	$465,000	PA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
Provide the Loan Approval, which was not found in file. Lender Global Credit Policy, requires the Loan Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply.
																					01/29/2015: Loan Approval
01/30/2015:  Received Loan Approval, which confirmed QM & ATR requirements were met.  Condition cleared.  01/29/2015: Audit reviewed the lender rebuttal and has determine that the Loan Approval was not attached as a download to fulfill exception.  Condition remains.

Reserves are higher than guideline minimum 12 months required, borrower has 150 months; FICO is higher than guideline minimum minimum FICO required 720, borrower has 808; Years on Job 16 years with current employer;

300005548	$465,000	PA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	HUD Homeownership Organization Counseling Disclosure dated within 3 days of initial application (10/28/14) not provided in loan file.	01/29/2015: Homeownership Counseling Disclosure	01/29/2015: Audit review of Homeownership Counseling Disclosure dated 10/30/2014 documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum 12 months required, borrower has 150 months; FICO is higher than guideline minimum minimum FICO required 720, borrower has 808; Years on Job 16 years with current employer;

300005548	$465,000	PA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Initial TIL not provided in the loan file. Unable to complete compliance review. Additional conditions may apply.	01/29/2015: Initial TIL	01/29/2015: Audit review of Initial TIL dated 10/30/2014 documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum 12 months required, borrower has 150 months; FICO is higher than guideline minimum minimum FICO required 720, borrower has 808; Years on Job 16 years with current employer;

300000318	$528,750	OR	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided	field review	12/19/2014: Field Review provided in lieu of CDA reflecting a value of $715,000 which is a 0.0% variance. Variance with acceptable tolerance. Condition Cleared.
300005545	$724,000	MD	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided	01/30/2015: CDA	01/30/2015: A CDA report reflecting a value of $970,000 which is a 0% variance was provided. Condition Cleared.
No Mortgage Lates 0 x 30 mortgage history > 96 months ; FICO is higher than guideline minimum 779 FICO vs 7520 minimum required FICO; DTI is lower than guideline maximum 25.61% DTI vs 43.00% maximum DTI ;

300005545	$724,000	MD	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Compliance	Cleared	B	B	Federal Consumer Protection	Good Faith Estimate does not disclose all lender fees charged on the HUD	Under fees that cannot increase on the HUD-1 - The GFE reflects Transfer Taxes as $0.00 vs actual fee of $15 charged on the HUD-1. The amount of restitution is $15.00		A lender credit of $15 found on line #204 of the HUD-1 is sufficient. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
No Mortgage Lates 0 x 30 mortgage history > 96 months ; FICO is higher than guideline minimum 779 FICO vs 7520 minimum required FICO; DTI is lower than guideline maximum 25.61% DTI vs 43.00% maximum DTI ;

300005545	$724,000	MD	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation
Provide source of funds for the $5,000 deposit made to asset #1, as listed on the Final Application dated 12/01/2014, on 09/12/2014. Lender Global Credit Policy dated 10/14/2014 requires source of funds for deposits greater than 25% of the total monthly qualifying income.  Documentation of funds are required, so the loan meets reserve requirements.
																						2/10/15: Source of funds for the $5k deposit provided with a valid explanation. Condition cleared.
No Mortgage Lates 0 x 30 mortgage history > 96 months ; FICO is higher than guideline minimum 779 FICO vs 7520 minimum required FICO; DTI is lower than guideline maximum 25.61% DTI vs 43.00% maximum DTI ;

300005540	$2,000,000	NY	Underwriting Complete	D	B	A	A	B	B	D	A			Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		01/30/15: CDA provided reflecting a value of $2,700,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300005540	$2,000,000	NY	Underwriting Complete	D	B	A	A	B	B	D	A			Compliance	Cleared	B	B	Federal Consumer Protection	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	Under fees that cannot increase more than 10% on the Hud-1, the GFE reflects appraisal fees of $450.00 vs the actual fees of $775.00 charged on the HUD-1. The amount of restitution is $616.00.		The Lender credit of $616., was found on line 201. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch "B"
300005539	$512,000	CO	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	01/29/2015: CDA	01/29/2015: A CDA report reflecting a value of $640,000 which is a 0% variance was provided. Condition Cleared.
Reserves are higher than guideline minimum 89 PITIA vs 12 months required. . ; DTI is lower than guideline maximum 39.25% vs 43.00% maximum DTI; FICO is higher than guideline minimum 795  vs 720 minimum required FICO ;

300005539	$512,000	CO	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Missing Documentation
Provide the loan approval, which was not found in file. Lender Global Credit Policy dated 09/08/2014, requires the loan approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply.
																					01/29/2015: uploading copy of loan approval	01/29/2015: Audit review of loan approval documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum 89 PITIA vs 12 months required. . ; DTI is lower than guideline maximum 39.25% vs 43.00% maximum DTI; FICO is higher than guideline minimum 795  vs 720 minimum required FICO ;

300005538	$604,000	VA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	01/29/2015: CDA	01/29/2015: A CDA report reflecting a value of $780,000 which is a 0% variance was provided. Condition Cleared.
300005538	$604,000	VA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	Provide the Affiliated Business Disclosure dated within 3 business days of the application date of 09/09/2014. The disclosure in file is dated 9/29/14.	01/28/2015: Property was a TBD until 9/29/2014 per Audit Trail provided below. Disclosures mailed 9/29/14.	01/28/2015: Audit reviewed the lender rebuttal and has determine that the property was a TBD until 9/29/2014 per Audit Trail documentation submitted and is deemed acceptable, condition cleared.
300005538	$604,000	VA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Provide the Notice of Right to Receive Appraisal dated within 3 business days of the application date of 09/09/2014. The Notice of Right to Receive Appraisal disclosure in file is dated 9/29/14.	01/28/2015: Property was a TBD until 9/29/2014 per Audit Trail provided below. Disclosures mailed 9/29/14.	01/28/2015: Audit reviewed the lender rebuttal and has determine that the property was a TBD until 9/29/2014 per Audit Trail documentation submitted and is deemed acceptable, condition cleared.
300005538	$604,000	VA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Good Faith Estimate not provided within 3 business days of application date.	Provide the Good Faith Estimate dated within 3 business days of the application date of 09/09/2014. The earliest GFE in file is dated 9/29/14.	01/28/2015: Property was a TBD until 9/29/2014 per Audit Trail provided below. Disclosures mailed 9/29/14.	01/28/2015: Audit reviewed the lender rebuttal and has determine that the property was a TBD until 9/29/2014 per Audit Trail documentation submitted and is deemed acceptable, condition cleared.
300005538	$604,000	VA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Provide the HUD Homeownership Counseling Disclosure dated within 3 business days of the application date of 09/09/2014. The Homeownership Counseling disclosure in file is dated 9/29/14.	01/28/2015: Property was a TBD until 9/29/2014 per Audit Trail provided below. Disclosures mailed 9/29/14.	01/28/2015: Audit reviewed the lender rebuttal and has determine that the property was a TBD until 9/29/2014 per Audit Trail documentation submitted and is deemed acceptable, condition cleared.
300005538	$604,000	VA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Legal Documents	Initial Application Not Signed and or Dated	Initial application dated 9/9/14 is not signed by borrowers. Please provide borrower signed 9/9/14 initial application.	01/28/2015: uploading rebuttal, Lender guidelines require "an" executed 1003 to be in the file and a final executed 1003 was provided. We do not require that the initial 1003 be executed.	01/28/2015: Audit reviewed the lender rebuttal and has determine that the initial application was taken by phone and dated by mortgage originator. Rebuttal is acceptable, condition cleared.
300005538	$604,000	VA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	Provide an initial TIL dated within 3 business days of the application date of 09/09/2014. The earliest TIL disclosure in file is dated 9/29/14.	01/28/2015: Property was a TBD until 9/29/2014 per Audit Trail provided below. Disclosures mailed 9/29/14.	01/28/2015: Audit reviewed the lender rebuttal and has determine that the property was a TBD until 9/29/2014 per Audit Trail documentation submitted and is deemed acceptable, condition cleared.
300005538	$604,000	VA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Special information booklet.	Provide documentation to confirm when the Special Information Booklet in file was delivered to the Borrower. The Booklet in file is not dated.	01/28/2015: Property was a TBD until 9/29/2014 per Audit Trail provided below. Disclosures mailed 9/29/14.	01/28/2015: Audit reviewed the lender rebuttal and has determine that the property was a TBD until 9/29/2014 per Audit Trail documentation submitted and is deemed acceptable, condition cleared.
300005538	$604,000	VA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Credit	Acknowledged	D	B(w)	Income/Employment	Missing verbal verification of employment
Verbal Verification of Employment in file is dated 10/24/14 for borrower and 10/28/14 for co-borrower with the Note dated 11/14/14 and loan funding 11/14/14.  Lender's Residential Credit Policy requires a verification of employment within 10 days of the note date for salaried employees.  Please provide VVOE's for both borrower's within 10 business days of 11/14/14.

2/10/2015: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows:122.50 months reserves, 788 FICO and 41.45% DTI.  The VVOE for both borrowers dated more than 10 days old  but less than 30 days is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																							Waiver	Aggregator
300005538	$604,000	VA	Underwriting Complete	D	B	D	B	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Servicing Disclosure Statement not provided within 3 business days of application date.	Provide the Servicing Disclosure Statement dated within 3 business days of the application date of 09/09/2014. The Servicing Disclosure in file is dated 9/29/14.	01/28/2015: Property was a TBD until 9/29/2014 per Audit Trail provided below. Disclosures mailed 9/29/14.	01/28/2015: Audit reviewed the lender rebuttal and has determine that the property was a TBD until 9/29/2014 per Audit Trail documentation submitted and is deemed acceptable, condition cleared.
300005537	$498,150	FL	Underwriting Complete	D	B	C	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	01/30/2015: CDA	01/30/2015: A CDA report reflecting a value of $665,000 which is a 0% variance was provided. Condition Cleared.			No Mortgage Lates No mortgage Lates in 84 months reviewed ; Years in Primary Residence 8 years in primary residence ; FICO is higher than guideline minimum Fico 783 > 720 guideline minimum ;
300005537	$498,150	FL	Underwriting Complete	D	B	C	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	C	B(e)	Terms/Guidelines	Insufficient Reserves
The Correspondent Guidelines dated 4/21/2014 require the borrower to retain reserves of 12 months PITIA for the subject property, 6 months PITIA for borrower's primary residence and 6 months for the borrower's financed rental property for a total of $66,095.58. The borrower provided verification of only $60,391.37 in reserves.  The borrowers are short reserves by $554.40.

Audit reviewed the loan file and has determined that $554.40 short in reserves does not affect the borrower's overall ability to repay the subject loan. Compensating Factors noted are Borrower's own primary residence 8 years; no mortgage lates since 6/2005; Fico score of 783.
																							Exception	Originator	No Mortgage Lates No mortgage Lates in 84 months reviewed ; Years in Primary Residence 8 years in primary residence ; FICO is higher than guideline minimum Fico 783 > 720 guideline minimum ;
300000316	$626,712	TX	Underwriting Complete	D	A	D	A	A	A	D	A			Property	Cleared	D	A	Value	571 - Appraisal Missing	A CDA Report was not provided.	uploaded dd response breaking down assets and expiration dates
12/12/14: CDA provided reflecting a value of $788,000 or 0% variance. Condition cleared. 12/11/2014: Audit reviewed the lender rebuttal and has determine that an incorrect response and documentation for assets was placed in "clean room" under the wrong loan number. Documentation was provided for a different loan number. Condition for a CDA Report remains.

FICO is higher than guideline minimum 797 FICO vs 720 minimum required FICO ; Years in Primary Residence 5 years in primary residence ; Reserves are higher than guideline minimum 47 months PITIA reserves vs 12 months required reserves. ;

300000316	$626,712	TX	Underwriting Complete	D	A	D	A	A	A	D	A			Credit	Cleared	D	A	Legal Documents	Missing final application (1003)	Missing final 1003 application executed by the Borrowers.	uploaded final executed 1003	12/11/2014: Audit review of final executed 1003 documentation submitted is deemed acceptable, condition cleared.
FICO is higher than guideline minimum 797 FICO vs 720 minimum required FICO ; Years in Primary Residence 5 years in primary residence ; Reserves are higher than guideline minimum 47 months PITIA reserves vs 12 months required reserves. ;

300000315	$504,000	DE	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/12/14: CDA provided reflecting a value of $635,000 or 0% variance. Condition cleared.			FICO is higher than guideline minimum 798 FICO; Reserves are higher than guideline minimum $259,547.88 excess reserves; Years on Job 27 years on current job;
300000315	$504,000	DE	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation	Missing 401k June 30, 2014 statement. The April and May statements are expired.
Please waive this condition as these funds were not considered for funds to close or for reserves. Please see attached asset worksheet and Lender's loan approval for evidence of what funds were considered.

12/18/2014: Audit reviewed the lender rebuttal and has determine that the assets are sufficient to qualify for the loan. Finding is immaterial to loan decision, therefore no further documentation required. Condition cleared.
																									FICO is higher than guideline minimum 798 FICO; Reserves are higher than guideline minimum $259,547.88 excess reserves; Years on Job 27 years on current job;
300000315	$504,000	DE	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing Evidence of HOA Fees	Evidence of HOA fees for property listed on REO schedule of final 1003 not provided in file.	Copy of quarterly HOA dues printout attached.	12/18/2014: Audit review of quarterly HOA dues printout documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum 798 FICO; Reserves are higher than guideline minimum $259,547.88 excess reserves; Years on Job 27 years on current job;
300000315	$504,000	DE	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing final application (1003)	The final signed 1003 not provided in file.		12/12/14: Audit has received final executed 1003 for borrower and coborrower. Document reviewed. No additional conditions apply.			FICO is higher than guideline minimum 798 FICO; Reserves are higher than guideline minimum $259,547.88 excess reserves; Years on Job 27 years on current job;
300000315	$504,000	DE	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Federal Consumer Protection	Missing Third Party Fraud Tool (Report)
The file did not contain sufficient evidence that the lender used some form of fraud tool during the origination process. The loan file contained only pages 24-37 of the Fraud report. Additional conditions may apply upon receipt of missing document.
																					Complete fraud report report with all pages attached.	12/18/2014: Audit review of fraud report report with all pages submitted is deemed acceptable, no additional conditions required. Condition cleared.			FICO is higher than guideline minimum 798 FICO; Reserves are higher than guideline minimum $259,547.88 excess reserves; Years on Job 27 years on current job;
300005536	$465,000	NY	Underwriting Complete	D	A	D	A	C	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	01/29/2015: CDA	01/29/2015: A CDA report reflecting a value of $850,000 which is a 0% variance was provided. Condition Cleared.			Reserves are higher than guideline minimum 28 months PITIA reserves vs 12 months; Years on Job 12 years with current employer. ; FICO is higher than guideline minimum 818 FICO vs 720 minimum required;
300005536	$465,000	NY	Underwriting Complete	D	A	D	A	C	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	ECOA Non-Compliant: Additional valuation documentation not provided to borrower.
Provide documentation confirming delivery of appraisal to Borrower at least 3 business days of closing date or at closing if Waiver of Notice was signed by the Borrower.  Evidence supporting proof of delivery was not found in file.
																					01/26/2015: uploading executed copy of borrower's appraisal/valuation acknowledgment	01/26/2015: Audit reviewed the lender rebuttal and has determine that the copy of borrower's appraisal/valuation acknowledgment dated 11/03/2014 submitted is deemed acceptable, condition cleared.			Reserves are higher than guideline minimum 28 months PITIA reserves vs 12 months; Years on Job 12 years with current employer. ; FICO is higher than guideline minimum 818 FICO vs 720 minimum required;
300005536	$465,000	NY	Underwriting Complete	D	A	D	A	C	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Provide the ECOA/Notice of right to receive appraisal or waiver dated within 3 business day of the application date of 08/06/2014. The Notice of right to receive appraisal was dated 11/03/2014.	01/26/2015: uploading Notice of Right to Receive copy of Appraisal dated 8/8/14
01/26/2015: Audit reviewed the lender rebuttal and has determine that the copy of borrower's Notice of Right to Receive copy of Appraisal dated 8/8/14 submitted is deemed acceptable, condition cleared.
																									Reserves are higher than guideline minimum 28 months PITIA reserves vs 12 months; Years on Job 12 years with current employer. ; FICO is higher than guideline minimum 818 FICO vs 720 minimum required;
300005536	$465,000	NY	Underwriting Complete	D	A	D	A	C	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance
Provide hazard insurance declaration page supporting insurance costs of $586.37/month, and tax documentation to confirm payment of $109.23/month used on loan transmittal summary in file.  A review of insurance in file only found the blanket policy.  Taxes could not be confirmed, only monthly maintenance fee of $1,725./month.

01/29/2015: The two amounts in question are NOT RE taxes or insurance. The subject property is a Co-Op and RE taxes and insurance are both included in the monthly maintenance fee. Co-Ops sometimes have expiring real estate tax abatements and year end losses on financials that we have to account for to mitigage the risk of future increases in the monthly maintenance fee. The $109.23 is the amount used to account for potential future expiration of real estate tax abatement. The $586.37 is to account for borrower's share of year end financial losses experienced by the project. Please clear this condition.
																						01/29/2015: Audit reviewed the lender rebuttal and has determine that the methodology utilized, with regards to the Co-Op, is acceptable. Condition cleared.			Reserves are higher than guideline minimum 28 months PITIA reserves vs 12 months; Years on Job 12 years with current employer. ; FICO is higher than guideline minimum 818 FICO vs 720 minimum required;
300005536	$465,000	NY	Underwriting Complete	D	A	D	A	C	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Provide the HUD Homeownership organization disclosure dated within 3 business days of the application date of 08/06/2014. The Homeownership disclosure was not found in file.	01/26/2015: uploading Homeownership Disclosure	01/26/2015: Audit reviewed the lender rebuttal and has determine that the copy of the HUD Homeownership organization disclosure dated 08/06/2014 submitted is deemed acceptable, condition cleared.			Reserves are higher than guideline minimum 28 months PITIA reserves vs 12 months; Years on Job 12 years with current employer. ; FICO is higher than guideline minimum 818 FICO vs 720 minimum required;
300000312	$898,000	NY	Underwriting Complete	D	A	D	A	B	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/12/14: CDA provided reflecting a value of $1,070,000 or -6.1% variance. Variance within 10% tolerance. Condition cleared.
300000312	$898,000	NY	Underwriting Complete	D	A	D	A	B	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Affiliated Business Disclosure	An Affiliated Business disclosure was not provided.	Uploading copy of ABA Letter	12/11/2014: Audit review of ABA Letter reflecting that the lender has no Affiliated Business Relationships is deemed acceptable, condition cleared.
300000312	$898,000	NY	Underwriting Complete	D	A	D	A	B	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation
Please provide evidence of deposit for $79,403 dated 08/14 into the Borrower's checking and terms of withdraw from the Borrower's 401k profit sharing plan account in order to use retirement funds as a source for reserves.  6.9 mos. Reserves < 24 mos reserves required per Lender's Global credit policy 08/18/2014.  Audit verified $49,365 ($4,163 checking+$45,199 profit sharing plan  (calculated based on max 50% of total reserve requirement)

The source of this large deposit is explained in Lender's loan approval and contained within the file. The source is the borrower's annual bonus check, which I am uploading again. The terms of withdrawal of the 401k profit sharing account were also located in the file and are uploaded with this response.
																						12/18/2014: Audit reviewed the lender rebuttal and has determine that evidence of sufficient assets was provided to qualify for the loan. Condition cleared.
300000311	$520,359	PA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was nor provided.		12/12/14: CDA provided reflecting a value of $655000 or 0% variance. Condition cleared.			Full Documentation Full Documentaion; Years Self Employed 777 Fico exceeds 710 requirement ; FICO is higher than guideline minimum 24 years self employed;
300000311	$520,359	PA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing final application (1003)	Missing Final 1003	uploaded final executed 1003	12/17/2014: Audit review of final executed 1003 documentation submitted is deemed acceptable, condition cleared.			Full Documentation Full Documentaion; Years Self Employed 777 Fico exceeds 710 requirement ; FICO is higher than guideline minimum 24 years self employed;
300000311	$520,359	PA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing VOR	Per initial 1003 (missing final) borrower renting for 4 months.	uploaded dd response
12/15/2014: Audit reviewed the lender rebuttal and has determine that borrower owned home for 8yrs prior to living rent free for the past 4 months before purchasing subject property.  Condition cleared.
																									Full Documentation Full Documentaion; Years Self Employed 777 Fico exceeds 710 requirement ; FICO is higher than guideline minimum 24 years self employed;
300005533	$550,000	MD	Underwriting Complete	D	A	D	A	B	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	The CDA report was not provided for the file.		01/30/15: CDA provided reflecting a value of $960,000 which is a 2.1% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 33.62% < 43%. maximum DTI; LTV is lower than guideline maximum 58.67% LTV vs. 80.00% maximum LTV; Years on Job Borrowers employed at same company for 13 years.;
300005533	$550,000	MD	Underwriting Complete	D	A	D	A	B	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Failure to Obtain Required Documentation
Provide HELOC to support withdrawal of $100,000.00 on retained property listed on REO of loan application dated 09/05/2014. The HELOC agreement is needed to support source of funds documentation and verification of PITIA.

02/03/2015: Provided Credit supplement with new balance as of Oct 15 as evidence of $100k draw from HELOC. Also provided Bank statement listed on loan application dated 09/05/2014. see trans description
																						02/03/2015: Audit review of HELOC evidence of the $100,000.00 withdrawal documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 33.62% < 43%. maximum DTI; LTV is lower than guideline maximum 58.67% LTV vs. 80.00% maximum LTV; Years on Job Borrowers employed at same company for 13 years.;
300005533	$550,000	MD	Underwriting Complete	D	A	D	A	B	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Affiliated Business Disclosure
The Affiliated Business Disclosure was not provided for the file. Please provide a fully executed Affiliated Business disclosure dated within three days of origination.  If no affiliates, please provide an attestation letter stating the same.
																					01/28/2015: Uploading a copy of the Correspondent Initial Loan Submission Checklist - please note page 2 item 4 indicates the correspondent does not have any business affiliations
01/28/2015: Audit review of initial Loan Submission Checklist page 2 item 4 which indicates the correspondent does not have any business affiliations documentation submitted is deemed acceptable, condition cleared.
																									DTI is lower than guideline maximum 33.62% < 43%. maximum DTI; LTV is lower than guideline maximum 58.67% LTV vs. 80.00% maximum LTV; Years on Job Borrowers employed at same company for 13 years.;
300000310	$494,250	FL	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/12/14: CDA provided reflecting a value of $662,000 or 0% variance. Condition cleared.
300000310	$494,250	FL	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing 1008 or Underwriter Approval	Provide revised 1008 or Underwriter Approval to reflect the new income calculations, as well as no rental income used to qualify per lender request.		1/2/2015: A revised 1008 and lender's income calculation was provided to not include rental income. Condition cleared.
300000310	$494,250	FL	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																					Recorded Mortgage	12/12/2014: Audit review of recorded mortgage documentation submitted is deemed acceptable, condition cleared.
300000310	$494,250	FL	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing final application (1003)	Provide revised SIGNED final application (1003) to reflect the new income calculations, as well as no rental income used to qualify per lender request.		1/2/2015: Revised signed 1003 application reflecting rental income was not used in qualification was provided. Condition cleared.
300000310	$494,250	FL	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing income documentation
Missing current lease/rental agreement for the two rental properties listed on final 1003. Per appendix Q , both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.

12/18/2014: The Underwriter explains in Loan Approval that the reason a lease was not provided is because the two rental properties are short term vacation rentals that are rented out for a few days at a time so there are no long term leases. It is acknowledged that other documentation should have been required, please note that the co-borrower makes substantially more income than what was used to qualify. The Underwriter did not use any of the co-borrower's bonus income to qualify and the bonus income is more than sufficient to offset the necessity of using the rental income. My calculations are as follows: 2014 paystub through 8/22/14 = $267,547.19 2013 W2 = $297,074.83 2012 W2 = $ 283,894.96 Average monthly income per 2013/2012 only = $24,207.07 including base plus bonus. Monthly expenses for both rental properties per 2013 tax returns = $2,496.58 (excluding depreciation) Total liabilities including expenses for both rentals = $7,417.78 $7,417.78 / $24,207.07 = 30.64% DTI***Please clear condition based on fact that rental income is not needed to qualify. Thank you!***
 12/11/2014: loan approval, LOX from borrower and IRS 1040 schedule E

12/18/2014: Audit reviewed the rebuttal and has, at the lenders request, made adjustments to income and removed rental income. New exceptions were set, however additional conditions may apply.
 12/12/2014: Audit reviewed all documentation submitted, missing current lease/rental agreement for the 2 rental properties listed on final 1003.  Per appendix Q, a current signed lease is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage. Condition remains.

300005531	$616,000	GA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		1/30/15 CDA provided reflecting reconciled value of $780,000 or 0% variance. Condition cleared.
Reserves are higher than guideline minimum Guidelines require a minimum of 12 months reserves, borrower has 194 months; FICO is higher than guideline minimum Guidelines require minimum 720, borrower has 788; DTI is lower than guideline maximum Guidelines maximum DTI is 43%, borrower is at 35.61%;

300005531	$616,000	GA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation
Source of funds for large deposit on 8/21/14 for $1,033,821.35 into bank account listed on loan application. Large deposit states from employer, however no supporting documentation provided.  (ie..401K loan, bonus)
																					02/03/2015: Uploaded August 21 paystub with proof that $2.418MM was sourced.	02/03/2015: Audit review of August 21 paystub with $2.418MM sourced, documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum Guidelines require a minimum of 12 months reserves, borrower has 194 months; FICO is higher than guideline minimum Guidelines require minimum 720, borrower has 788; DTI is lower than guideline maximum Guidelines maximum DTI is 43%, borrower is at 35.61%;

300005531	$616,000	GA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing hazard insurance declaration	Missing current Insurance Declaration page for Borrower's departing property, as it expired 6/25/2013 and is not current.	02/03/2015: Uploading Hazard Policy for departing property	02/03/2015: Audit review of Hazard Policy for departing property.Doc Submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum Guidelines require a minimum of 12 months reserves, borrower has 194 months; FICO is higher than guideline minimum Guidelines require minimum 720, borrower has 788; DTI is lower than guideline maximum Guidelines maximum DTI is 43%, borrower is at 35.61%;

300005531	$616,000	GA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing income documentation	Confirmation of Borrowers percentage of ownership K1's in file (pg 163 & 169) state the percentage of ownership is various. Additional conditions may apply depending on percentage of ownership
02/13/2015: Response: Lender Underwriter originally excluded income from K1 in file (page 163 & 169) from further analysis and documentation due to overall positive income (interest + net rental) and this income was not needed and therefore not used in the debt to income ratios. In response to file audit, Lender has received confirmation that borrower owns only less than 25% of company of company in question. This is supported by the SEC document, Notice of Offering of Securities Made without Registration obtained online at sec.gov. Document verifies an equity offering and sales of the same amount. From Borrower’s 2013 K-1, his equity (capital) is less than 25% ownership in this investment. Additionally, the SEC filing does not list Borrower as one of the executives, presidents, directors, or managing members. Borrower’s participation in company is limited only to his initial investment and he has no active role in the operations or management. Borrower has less than 25% ownership of this company and documentation is considered complete.  02/03/2015: Client provided 2013/2012 K-1's. Overall income is positive. The income is not needed to qualify and therefore Lender guidelines allow for no further required documentation. Ownership percentage is not needed/required.

02/13/2015: Audit reviewed the lender rebuttal and processor cert.  Audit also reviewed the state Corporations Division and does not feel as though the borrower has > 25% ownership with this company.  Condition cleared. 02/03/2015: Audit reviewed the lender rebuttal and has determined that the percentage of ownership of company in question is required to determine if the borrower has 25% or more ownership.  While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore the percentage of ownership is required to determine whether or not a P&L and Balance Sheet are required for the company.  Condition remains.

Reserves are higher than guideline minimum Guidelines require a minimum of 12 months reserves, borrower has 194 months; FICO is higher than guideline minimum Guidelines require minimum 720, borrower has 788; DTI is lower than guideline maximum Guidelines maximum DTI is 43%, borrower is at 35.61%;

300005529	$569,255	MI	Underwriting Complete	D	A	A	A	A	A	D	A			Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.	01/30/2015: CDA	01/30/2015: A CDA report reflecting a value of $760,000 which is a 1.3% variance was provided. Condition Cleared.
300000309	$619,500	FL	Underwriting Complete	D	A	C	A	C	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		12/10/2014: CDA provided reflecting a value of $885,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			LTV is lower than guideline maximum Lower LTV; Reserves are higher than guideline minimum Sufficient reserves; Years on Job Job Stability;
300000309	$619,500	FL	Underwriting Complete	D	A	C	A	C	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Application date is reflected as 9/3/14, disclosure is dated 9/17/14.	Homeownership Counseling List
12/12/2014: Audit review of Homeownership Counseling List (dated 09/03/2014) documentation submitted is deemed acceptable, condition cleared.
 12/10/2014: Nothing received to clear this item, condition remains.
																									LTV is lower than guideline maximum Lower LTV; Reserves are higher than guideline minimum Sufficient reserves; Years on Job Job Stability;
300000309	$619,500	FL	Underwriting Complete	D	A	C	A	C	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Missing LOE	Provide documentation to support additional payment of $475.00 UW included in PITIA payment.
Subject property is located in Florida. Properties located in this area of Florida generally require three separate and very costly insurance policies for standard homeowners insurance plus flood insurance and wind insurance. The underwriter used her best estimate of the cost of these insurances at the time of underwriting. The policies presented at closing and contained within the file show somewhat lower premiums, therefore, the actual DTI is a bit lower. Welcome to Florida!
																						12/19/2014: Audit review of explanation submitted is deemed acceptable, condition cleared. 12/10/2014: Nothing received to clear this item, condition remains.			LTV is lower than guideline maximum Lower LTV; Reserves are higher than guideline minimum Sufficient reserves; Years on Job Job Stability;
300005526	$691,478	TX	Underwriting Complete	D	A	A	A	C	A	D	A			Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided...	01/30/2015: CDA	01/30/2015: A CDA report reflecting a value of $880,000 which is a 0% variance was provided. Condition Cleared.
300005526	$691,478	TX	Underwriting Complete	D	A	A	A	C	A	D	A			Compliance	Cleared	C	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Please provide the HUD Homeownership Counseling Disclosure.
01/30/2015: uploading copy of Due Diligence Response - loan originated "before" the Homeownership Organization Counseling Disclosure
 01/27/2015: uploading letter from lender regarding Counseling Disclosure

01/30/2015: Reanalyzed the app date and determined it to be 10/03/2013, so HUD counseling disclosure would not be required. Condition cleared.
01/30/2015: Audit reviewed the lender rebuttal and has determine that the HUD Homeownership Counseling Disclosure requirement came into effect on 01/10/2014 and the requested document was unable to be provided, the loan will be graded a B.  Condition cleared.
 01/27/2015: Audit reviewed the lender rebuttal and requires a copy of the "temporary disclosure" mentioned, as we are unable to locate said documentation within the package.  Condition remains.

300005525	$640,000	NJ	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.
1/29/15 CDA provided reflecting reconciled value of $827,000 or 0% variance. Condition cleared.  Please note: the property has 2 addresses per the appraiser’s comments on pg 89.  The address appearing on the NOTE is different than the appraisal and CDA.  All the legal descriptions coincide with each other.  USPS recognizes the first one (note address), the second address is a new street.  The subject and all the properties in the subject's complex are listed on the MLS as on the Note, but the Tax Record shows New address.
																									No Rental Lates No Rental lates ; Years on Job 15 yeas with same employer ; FICO is higher than guideline minimum FICO 788;
300005525	$640,000	NJ	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	D	B(w)	Income/Employment	Missing verbal verification of employment	Verbal Verification of Employment in file is dated 11/21/2104 with the Note dated 09/19/2014 and loan funding 09/19/2014. No Verbal Verification in file that was performed prior to loan closing.
02/05/2015: Audit acknowledges that the a verbal verification of employment is outside of guides, per guidelines a VVOE must be completed within 10 business days of the Note date for all business channels, however a VVOE was provided post-close 11/21/2014.  (Subject Note date was 09/19/2014 and disbursement date was 09/19/2014). Post-close VOE does not affect the overall ability to repay the subject loan. Compensating factors noted are: DTI of 34.92%, FICO of 788 and 15 years with same employer. Loan will be graded a B.
																							Waiver	Aggregator	No Rental Lates No Rental lates ; Years on Job 15 yeas with same employer ; FICO is higher than guideline minimum FICO 788;
300005524	$716,000	VA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	C	A	Value	302 - Appraisal - Other	CDA provided reflecting no value. Field Review required. Additional conditions may apply.		02/12/15: Field Review provided in lieu of CDA reflecting a value of $895,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300005524	$716,000	VA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	Missing CDA in the loan file.	01/29/2015: CDA	01/29/15: CDA provided reflecting no value. Field Review required. Additional condition applies.
300005524	$716,000	VA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Failure to Obtain Final HUD-1
Addendum to HUD-1 not provided breaking down the fees for line 1101 totaling $2,818.40. HUD-1 only verifies $1,924.40 in fees, there is a difference of $795.00 that is not accounted for.  Unable to complete compliance review. Upon receipt and review, additional conditions may apply.
																					02/04/2015: HUD-1 Addendum	02/04/2015: Audit review of HUD-1 Addendum, totaling fees of $2,818.40, documentation submitted is deemed acceptable. Condition cleared.
300005524	$716,000	VA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Finance Charge Under Disclosed
Review of the TIL itemization confirms the Lender did not include Loan Origination fee of $1,203.00, Tax Service Fee of $74.00, Settlement Review Fee of $400.00, Processing fee of $425.00 and Flood life of loan fee of $13.00.
																					02/04/2015: uploading due diligence response
02/04/2015: Audit has re-analyzed the loan documents and determined that a $7,500 credit per Purchase Contract page 4 was to be applied towards Mortgage Discount, Closing costs and Financed related fees. Loan is no longer under disclosed, condition cleared.

300005524	$716,000	VA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing appraisal
Lender credit policy 10/14/2014 requires a complete appraisal with an original signature and all addendums to comply with secondary market guidelines. The original appraisal in the loan file is missing pictures of the kitchen, all bathrooms and the main living area. Please provide photos.

01/29/2015: Please note that at the time of the original appraisal, the subject property was under construction. As such, interior photos were not available. It is perfectly acceptable to obtain the interior photos at final inspection and that is exactly what took place. The final inspection is in the file but I am attaching it here as well.
																						01/29/2015: Audit review of Appraisal Update and/or Completion Report includes interior photos of the rooms and documentation submitted is deemed acceptable, condition cleared.
300005523	$1,320,000	NJ	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	02/09/2015: CDA	02/09/2015: A CDA report reflecting a value of $1,568,700 which is a -6.3% variance was provided. Condition Cleared.
300005523	$1,320,000	NJ	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Final HUD not provided – unable to complete Compliance Review	Failure to provide HUD-1 addendum page 2 showing the breakdown of $624 listed on line 1109 of the final HUD.		01/30/2015: Received HUD Addendum, fees remain within tolerance. Condition cleared.
300005523	$1,320,000	NJ	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Special information booklet.
Provide evidence Special Information Booklet provided to borrower with 3 days of the application date of 10/06/14. The file did not contain the actual document and the initial disclosure cover letter does not contain a list of documents sent to the borrower.

1/30/2015: Initial disclosure cover letter dated 10/06/2014 was provided to indicate the special information booklet was provided to the borrower within 3 business days of application. Condition cleared.

300000308	$595,000	TX	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/12/14: CDA provided reflecting a value of $980,000 or 0% variance. Condition cleared.
300000307	$850,000	NM	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		12/12/14: CDA provided reflecting a value of $1,300,000 or 0% variance. Condition cleared.			Years Self Employed 16 years self employed; FICO is higher than guideline minimum 773 FICO; Reserves are higher than guideline minimum $1,011,194 excess reserves;
300000307	$850,000	NM	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Income/Employment	Incomplete Income Documentation	All pages to 2013/2012 partnership tax returns for company listed as 'C" on schedule E page 693 and company "A" pg 694.
Please clear this condition. The borrower receives royalties from these entities. He does not have ownership in these entities and there is no indication in this file that he has ownership of these entities therefore business returns would not be a requirement.

12/19/2014: Audit reviewed the lender rebuttal and has determine that the partnership lease bonuses listed as "C" on schedule E are considered rental income and are taxed at the same ordinary income tax rates as royalties.  Partnership tax returns are not required as borrower has no ownership of these entities.  Condition cleared.
																									Years Self Employed 16 years self employed; FICO is higher than guideline minimum 773 FICO; Reserves are higher than guideline minimum $1,011,194 excess reserves;
300000307	$850,000	NM	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing 4506-T	The guidelines require a 4506-T signed at application and closing. A personal 4506-T signed at closing not provided in file. Initial and final 4506-T not provided for Borrower's businesses	uploaded final executed 4506T -4506Ts for business are not a requirement	12/15/2014: Audit review of final executed 4506T documentation submitted is deemed acceptable, condition cleared.			Years Self Employed 16 years self employed; FICO is higher than guideline minimum 773 FICO; Reserves are higher than guideline minimum $1,011,194 excess reserves;
300000307	$850,000	NM	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Missing Documentation
The loan file did not contain a copy of the recorded Deed of Trust/Mortgage. A copy of the recorded mortgage or one of the following is required; final title policy, lender closing instruction showing it was requested, or proof the title company sent the file to be recorded.
																					uploaded recorded mortgage	12/15/2014: Audit review of recorded mortgage documentation submitted is deemed acceptable, condition cleared.			Years Self Employed 16 years self employed; FICO is higher than guideline minimum 773 FICO; Reserves are higher than guideline minimum $1,011,194 excess reserves;
300000307	$850,000	NM	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing final application (1003)	The fully executed final loan application not provided in file.	uploaded final 1003	12/15/2014: Audit review of signed final 1003 documentation submitted is deemed acceptable, condition cleared.			Years Self Employed 16 years self employed; FICO is higher than guideline minimum 773 FICO; Reserves are higher than guideline minimum $1,011,194 excess reserves;
300000307	$850,000	NM	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing income documentation
2012/2011 transcripts for entities "B" and "C" listed on schedule E pg 697, not provided in file.  2013/2012 transcripts for entities "C" pg 693 and  "A" pg 694 not provided in file.  2013/2012 K-1s for "C" pg 693 and "A" pg 694 not provided in file.  2012 K-1 "A" listed on pg 697 not provided in file.  Partnership returns will be required if borrower has 25% or more ownership.

12/22/2014: In order for loan to be deemed QM, business transcripts OR signed business returns are required. Attached are signed business returns for "B" & "C" pg 697.
 12/19/2014: Please waive all of these conditions as none of them are required by Lender credit policy and standard underwriting criteria. We do not require business transcripts for Schedule E businesses. In addition, there are a number of entities paying oil and gas royalties to the borrower but he is not an owner of these businesses so we would not require K-1s or business returns for them.

12/22/2014:  Audit reviewed the lender rebuttal and has determine that signed, dated tax returns for 2012/2011 transcripts for "B" & "C" pg 697 were submitted and deemed acceptable. Condition cleared.
 12/19/2014:  Audit reviewed the lender rebuttal and has determine that 2012/2011 transcripts for "B" & "C" pg 697 are required to be classified as a Qualified Mortgage Condition override.  Condition remains.
																									Years Self Employed 16 years self employed; FICO is higher than guideline minimum 773 FICO; Reserves are higher than guideline minimum $1,011,194 excess reserves;
300000306	$700,000	TN	Underwriting Complete	D	A	D	A	C	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/12/14: CDA provided reflecting a value of $1,015,000 or 0% variance. Condition cleared.
Years Self Employed 22 yrs self employed; Reserves are higher than guideline minimum 27.30 months > 12 months minimum required reserves; DTI is lower than guideline maximum 25.12% dti < 43% max allowed;

300000306	$700,000	TN	Underwriting Complete	D	A	D	A	C	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Failure to provide proof of OFAC Search	Proof of OFAC Search not provided in file.	Please see Fraud report that was uploaded to address previous condition. OFAC search contained within fraud report.	12/18/2014: Audit review of Fraud report which contained OFAC search documentation submitted is deemed acceptable, condition cleared.
Years Self Employed 22 yrs self employed; Reserves are higher than guideline minimum 27.30 months > 12 months minimum required reserves; DTI is lower than guideline maximum 25.12% dti < 43% max allowed;

300000306	$700,000	TN	Underwriting Complete	D	A	D	A	C	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation	Lender did not provide an ATR/QM status determination.	Located Loan Approval in the file which is Lender's approved methodology to document ATR/QM determination. Uploaded this document.	12/18/2014: Audit has re-reviewed loan file and determined that the condition is deemed invalid. Condition cleared.
Years Self Employed 22 yrs self employed; Reserves are higher than guideline minimum 27.30 months > 12 months minimum required reserves; DTI is lower than guideline maximum 25.12% dti < 43% max allowed;

300000306	$700,000	TN	Underwriting Complete	D	A	D	A	C	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing income documentation
Missing 2013 P&L and Balance Sheet for Borrower's company. Per appendix Q , both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage. 2013 1065 tax returns were not provided in file due to extension.
																					Located 2013 Business Return 1065 Transcript in the file and will upload with this document. This transcript will supersede the need to obtain a 2013 P&L for the business.	12/18/2014: Audit review of 2013 Business Return 1065 Transcript documentation submitted is deemed acceptable, condition cleared.
Years Self Employed 22 yrs self employed; Reserves are higher than guideline minimum 27.30 months > 12 months minimum required reserves; DTI is lower than guideline maximum 25.12% dti < 43% max allowed;

300000306	$700,000	TN	Underwriting Complete	D	A	D	A	C	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Special information booklet.	Special Information Booklet not provided in file.	uploaded info booklet	12/18/2014: Audit review of Special Information Booklet documentation submitted is deemed acceptable, condition cleared.
Years Self Employed 22 yrs self employed; Reserves are higher than guideline minimum 27.30 months > 12 months minimum required reserves; DTI is lower than guideline maximum 25.12% dti < 43% max allowed;

300000306	$700,000	TN	Underwriting Complete	D	A	D	A	C	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Federal Consumer Protection	Missing Third Party Fraud Tool (Report)	Third Party Fraud Report not provided in file.	Fraud Report uploaded as an attachment.	12/18/2014: Audit review of Fraud Report documentation submitted is deemed acceptable, all red flags were addressed. Condition cleared.
Years Self Employed 22 yrs self employed; Reserves are higher than guideline minimum 27.30 months > 12 months minimum required reserves; DTI is lower than guideline maximum 25.12% dti < 43% max allowed;

300000305	$702,000	TX	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/12/14: CDA provided reflecting a value of $850,000 or -5.0% variance. Variance within 10% tolerance. Condition cleared.
300000305	$702,000	TX	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Failure to obtain Documentation
Address is reporting on the Schedule E of the personal returns however, this address is not on the Schedule E of the 1003. The file did not contain evidence the borrowers no longer have ownership in this property.

I acknowledge that this rental property was left off of the final 1003 and this was an oversight by the underwriter, however, please note that this property is owned free and clear, the expenses reporting on 2012 and 2011 Schedule E are minimal and the DTI currently stands at only 17.88% evidencing that this borrower has more than enough capacity to absorb the nominal expenses of this property. As supporting documentation, please see data report posted below which shows that the property is still owned free and clear. This same data report shows that the property taxes are $3,205.36 (see bottom right of report). The tax returns prove that the borrower does not have insurance expense on this property but even if he did, the DTI is extremely low and can be absorbed. The same applies to HOA dues which are less than $400 per year according to the 2011 tax return. Please note that the borrower has owned this property since 2004. Please consider accepting this file as is.

1/9/2015: Data report provided indicates borrower does not have a mortgage balance on the property. Condition cleared.
 12/19/2014:  Audit reviewed the lender rebuttal and has determine that documentation is required to verify: property free and clear, Hazard Insurance dec page with premium amount and property taxes.  Condition remains.

300000305	$702,000	TX	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Failure to obtain Income Documentation	Missing the complete Business Return for 2012. Missing Statements 1 - 3 and the K-1 for Borrower 1.
2012 K-1 for Borrower 1 was located in the closed loan file and is attached to this template. Regarding the missing statements 1-3, while I acknowledge that these statements are missing, we have three total years of tax returns plus P&L and Balance Sheet on this business, which has been in existence since 1988. The information contained on these 3 statements is standard and only disclose a breakdown of what constitutes the totals on page one of the business return. It is commonplace information and since you have the statements for 2011 and 2013 and the returns are very consistent, please consider clearing this issue as the 2012 statements will not impact the income calculations or decision in any way.

1/9/2015: Audit has re-reviewed loan file and statements 1 and 3 that are missing is not material as statement 1 lists the meals and expense deduction, including an average of 2011 and 2013 meals and expense deduction for 2012 would increase DTI by 1% which is not material as DTI is currently 15.97%. All pages of tax returns and schedules are provided. Condition cleared.
 12/19/2014: Audit reviewed the lender rebuttal and has determine that signed, dated tax returns with all applicable tax schedules for the most recent two years are required per QM; -OR- Tax transcript obtained directly from the IRS may be used in lieu of signed tax returns in order for the loan to be classified as a Qualified Mortgage Condition override.  Condition remains.

300000304	$500,000	OH	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/12/14: CDA provided reflecting a value of $640,000 or -5.9% variance. Variance within 10% tolerance. Condition cleared.
300000304	$500,000	OH	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Guidelines require a fully completed written VOE for commission income more than 25% of a borrowers total qualifying income.  The written VOE in file from credit reporting agency does not provide breakdown of income by year.  Appendix Q requires a two year average of commission income.  No documentation in file to obtain 2013 & 2012 commission income only.
																					Obtained written VOE from Work Number that shows Commission for YTD and previous 2 years. Uploading here.	12/19/2014: Audit review of VOE from the Work Number reflecting 2yrs of Commission documentation submitted is deemed acceptable, condition cleared.
300000304	$500,000	OH	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing final application (1003)	The fully executed final loan application is missing from the file.		12/12/14: Fully executed final 1003 received. Audit has reviewed documentation provided. No additional conditions apply.
300000304	$500,000	OH	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing income documentation
Guidelines require a fully completed written VOE for commission income more than 25% of a borrowers total qualifying income.  The written VOE in file from credit reporting agency does not provide breakdown of income by year.  Appendix Q requires a two year average of commission income.  No documentation in file to obtain 2013 & 2012 commission income only.
																					Obtained written VOE from employment verification company that shows Commission for YTD and previous 2 years. Uploading here.	12/19/2014: Audit review of VOE from the employment verification company reflecting 2yrs of Commission documentation submitted is deemed acceptable, condition cleared.
300000303	$544,000	MN	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/12/14: CDA provided reflecting a value of $685,000 or 0% variance. Condition cleared.
300005518	$608,000	TN	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		1/30/15 CDA provided reflecting reconciled value of $820,000 or 0% variance. Condition cleared.			FICO is higher than guideline minimum 766 > 720 minimum; CLTV is lower than guideline maximum 74.15% < 80% maximum; No Mortgage Lates 0x30;
300005518	$608,000	TN	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	D	B(w)	Income/Employment	Missing verbal verification of employment
Verbal Verification of Employment in file is dated 10/23/14 and 12/1/14 for borrower and 12/1/14 for co-borrower with the Note dated 11/7/14 and loan funding 11/13/14.  No Verbal Verification in file that was performed within 10 days prior to loan closing.

02/05/2015: Audit acknowledges that the a verbal verification of employment is outside of guides, per guidelines a VVOE must be completed within 10 business days of the Note date for all business channels, however a VVOE was provided for borrower on 10/23/2014 and post-close 12/01/2014 and co-borrower post-close 12/01/2014.  (Subject Note date was 11/07/2014 and disbursement date was 11/13/2014). Post-close VOE does not affect the overall ability to repay the subject loan. Compensating factors noted are: LTV of 74.15%, FICO of 766 and 0x30 mortgage lates. Loan will be graded a B.
																							Waiver	Aggregator	FICO is higher than guideline minimum 766 > 720 minimum; CLTV is lower than guideline maximum 74.15% < 80% maximum; No Mortgage Lates 0x30;
300005515	$550,000	TX	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/29/15 CDA provided reflecting reconciled value of $1,250,000 or 0% variance. Condition cleared.			FICO is higher than guideline minimum 785 FICO vs 720 minimum required FICO ; Years in Primary Residence 10 Years in primary residence ; No Mortgage Lates 0 x 30 over 99 months ;
300005515	$550,000	TX	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods
DTI of 79.46% > 43.00% maximum DTI. The loan was submitted subject to sale of the departing residence.  The final HUD-1 from the departed residence and a notation in file confirms the property sold after closing.  There was no evidence of a DTI exception found in the loan file.

02/04/2015: Audit has re-analyzed the loan documents and determined that the Sale Contract on the departing address was accepted on 10/14/2014 as a cash transaction.  Final signed HUD-1 dated 11/14/2014 was provided reflecting net proceeds of $782,072.98.  Per Credit Policy dated 10/14/2014, the current residence PITIA is not required to be used in qualifying the borrower as long as 6 months PITIA for the pending sale property is documented in addition to the standard reserve requirements for the subject loan, and the executed sales contract is provided and can be used to confirm that any financing contingencies have been cleared.  DTI 35.18%. Conditions have been met, condition cleared.
																									FICO is higher than guideline minimum 785 FICO vs 720 minimum required FICO ; Years in Primary Residence 10 Years in primary residence ; No Mortgage Lates 0 x 30 over 99 months ;
300005515	$550,000	TX	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Ability to Repay Non-Compliant: Lender did not include all recurring monthly debt payments in qualification of the borrower(s)
The loan was submitted subject to sale of the departing residence.  The final HUD-1 from the departed residence and a notation in file confirms the property sold after subject closing.  PITIA payment of $6,623./month was not included in debt ratios at time of closing.  DTI of 79.46% > 43.00% maximum DTI.

02/04/2015: Audit has re-analyzed the loan documents and determined that the Sale Contract on the departing address was accepted on 10/14/2014 as a cash transaction.  Final signed HUD-1 dated 11/14/2014 was provided reflecting net proceeds of $782,072.98.  Per Credit Policy dated 10/14/2014, the current residence PITIA is not required to be used in qualifying the borrower as long as 6 months PITIA for the pending sale property is documented in addition to the standard reserve requirements for the subject loan, and the executed sales contract is provided and can be used to confirm that any financing contingencies have been cleared.  DTI 35.18%. Conditions have been met, condition cleared.
																									FICO is higher than guideline minimum 785 FICO vs 720 minimum required FICO ; Years in Primary Residence 10 Years in primary residence ; No Mortgage Lates 0 x 30 over 99 months ;
300005515	$550,000	TX	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods
Provide copy of margin loan Note of $700,000., from brokerage account and evidence of transfer to Borrower accounts or closing agent to confirm Borrower received assets at time of closing.  The initial loan documents indicated the Borrower was selling his departing residence prior to subject closing.  The final HUD from the departing residence is dated 11/15/2014, the loan closed 10/31/2014.  Based on documentation in file, the Borrower had total assets of $497,068.21 at time of closing, which did not meet funds to close or reserve requirements. Upon receipt and review, additional conditions may apply.

02/04/2015: Audit has re-analyzed the loan documents and determined that the Sale Contract on the departing address was accepted on 10/14/2014 as a cash transaction.  Final signed HUD-1 dated 11/14/2014 was provided reflecting net proceeds of $782,072.98.  Per Credit Policy dated 10/14/2014, the current residence PITIA is not required to be used in qualifying the borrower as long as 6 months PITIA for the pending sale property is documented in addition to the standard reserve requirements for the subject loan, and the executed sales contract is provided and can be used to confirm that any financing contingencies have been cleared.  DTI 35.18%. Conditions have been met, condition cleared.
																									FICO is higher than guideline minimum 785 FICO vs 720 minimum required FICO ; Years in Primary Residence 10 Years in primary residence ; No Mortgage Lates 0 x 30 over 99 months ;
300005515	$550,000	TX	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	QM/ATR	Debt to Income Ratio utilizing QM methodology exceeds 43%
DTI of 79.46% > 43.00% maximum DTI. The loan was submitted subject to sale of the departing residence.  The final HUD-1 from the departed residence and a notation in file confirms the property sold after closing.  There was no evidence of a DTI exception found in the loan file.

02/04/2015: Audit has re-analyzed the loan documents and determined that the Sale Contract on the departing address was accepted on 10/14/2014 as a cash transaction.  Final signed HUD-1 dated 11/14/2014 was provided reflecting net proceeds of $782,072.98.  Per Credit Policy dated 10/14/2014, the current residence PITIA is not required to be used in qualifying the borrower as long as 6 months PITIA for the pending sale property is documented in addition to the standard reserve requirements for the subject loan, and the executed sales contract is provided and can be used to confirm that any financing contingencies have been cleared.  DTI 35.18%. Conditions have been met, condition cleared.
																									FICO is higher than guideline minimum 785 FICO vs 720 minimum required FICO ; Years in Primary Residence 10 Years in primary residence ; No Mortgage Lates 0 x 30 over 99 months ;
300005515	$550,000	TX	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	DTI	DTI Exceeds Guidelines
DTI of 79.46% > 43.00% maximum DTI. The loan was submitted subject to sale of the departing residence.  The final HUD-1 from the departed residence and a notation in file confirms the property sold after closing.  There was no evidence of a DTI exception found in the loan file.

02/04/2015: The HUD-1 from sale of departure residence was provided prior to Lender funding the loan purchase from the correspondent lender. Correspondent provided verification that this was a cash purchase with no finance contingencies.

02/04/2015: Audit has re-analyzed the loan documents and determined that the Sale Contract on the departing address was accepted on 10/14/2014 as a cash transaction.  Final signed HUD-1 dated 11/14/2014 was provided reflecting net proceeds of $782,072.98.  Per Credit Policy dated 10/14/2014, the current residence PITIA is not required to be used in qualifying the borrower as long as 6 months PITIA for the pending sale property is documented in addition to the standard reserve requirements for the subject loan, and the executed sales contract is provided and can be used to confirm that any financing contingencies have been cleared.  DTI 35.18%. Conditions have been met, condition cleared.
																									FICO is higher than guideline minimum 785 FICO vs 720 minimum required FICO ; Years in Primary Residence 10 Years in primary residence ; No Mortgage Lates 0 x 30 over 99 months ;
300005515	$550,000	TX	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation
Provide the following documentation to support sale of Borrower's personal assets: 1) Copy of sale agreement/contract for vehicle sale. 2) Evidence of asset value by an independent source. 3) Vehicle registration or auto insurance policy to confirm evidence of ownership.  Lender Credit Policy dated 10/14/2014 required supporting documentation to support a sale of personal assets.  The documentation was not found in file.

02/04/2015: For large deposits, Lender will ask for a satisfactory explanation and in some cases, obtain a satisfactory paper trail. Both of these items have been provided. Nothing further is required unless red flags are present or underwriter is suspicious of the documents provided. Borrower is a high net worth individual and sale of luxury automobile presented no unusual circumstances that required additional documentation
																						02/04/2015: Audit reviewed the lender rebuttal and has determined that a copy of the cancelled check was provided for the sale of the car. Condition cleared.			FICO is higher than guideline minimum 785 FICO vs 720 minimum required FICO ; Years in Primary Residence 10 Years in primary residence ; No Mortgage Lates 0 x 30 over 99 months ;
300005515	$550,000	TX	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
Provide the following asset statements, which were not found in file: 1) Pages 1-29 of asset statement, for 9/1/-9/30/2014.  2) All pages of 8/1-8/31/2014 Asset Statement, which was not provided.  Statements were used to support assets to close and reserves.  Lender Credit Policy dated 10/14/2014 requires funds to be verified with 2 months consecutive month’s bank statements. A 60 day history was not provided.
																					02/04/2015: All pages of the account were provided.
02/04/2015: Audit reviewed the lender rebuttal and has verified that the Asset Account on page 1-29 is  a sub-account of the same investment firm,  in which all pages are included, as well as 2 months consecutive months bank statements.  Condition cleared.
																									FICO is higher than guideline minimum 785 FICO vs 720 minimum required FICO ; Years in Primary Residence 10 Years in primary residence ; No Mortgage Lates 0 x 30 over 99 months ;
300005515	$550,000	TX	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Note
Provide copy of margin loan Note of $700,000., from asset account and evidence of transfer to Borrower accounts or closing agent to confirm Borrower received assets at time of closing.  The initial loan documents indicated the Borrower was selling his departing residence prior to subject closing.  The final HUD from the departing residence is dated 11/15/2014, the loan closed 10/31/2014. Upon receipt and review, additional conditions may apply.

02/04/2015: The Asset Account is a loan management account and is a sub-account of a different account number. On page 181 of the statement, the available credit is $962,080. This is available to use and is secured by the assets. Therefore, no note was obtained. The loan was paid back immediately with the proceeds from the sale of departure residence.
																						04/2015: Audit reviewed the lender rebuttal and has verified that the Asset Account loan management account, a sub-account, does reflect available credit of $962,080. Condition cleared.			FICO is higher than guideline minimum 785 FICO vs 720 minimum required FICO ; Years in Primary Residence 10 Years in primary residence ; No Mortgage Lates 0 x 30 over 99 months ;
300005515	$550,000	TX	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Re-disclosed Initial TIL (Lender Disclosure) not provided at least 3 Business days prior to loan closed date – MDIA violation	The re-disclosed TIL was dated 10/30/2014, the loan closed 10/31/2014. A review of the file found no evidence that the Borrower received the re-disclosed initial TIL prior to closing.	02/04/2015: Lender response for MDIA issue	02/04/2015: Audit has reviewed the APR on the initial and final TIL's and has determined that the APR did not increase more than 0.125%, therefore re-disclosure is not required. Condition cleared.			FICO is higher than guideline minimum 785 FICO vs 720 minimum required FICO ; Years in Primary Residence 10 Years in primary residence ; No Mortgage Lates 0 x 30 over 99 months ;
300005514	$825,000	TX	Underwriting Complete	D	A	D	A	B	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report is missing from the loan file.	02/09/2015: CDA	02/09/2015: A CDA report reflecting a value of $1,100,000 which is a 0% variance was provided. Condition Cleared.
300005514	$825,000	TX	Underwriting Complete	D	A	D	A	B	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the loan file.		01/30/2015: Received Lender certification confirming no business affiliation. Condition cleared.
300005514	$825,000	TX	Underwriting Complete	D	A	D	A	B	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing verbal verification of employment	Provide Verbal Verification of Employment dated within 10 business days of Note date. The VVOE in file is dated 12/02/2014, which is after the Note date of 11/20/2014.		2/4/15: VOE provided dated 11/19/2014 which was 1 day prior to the note date. Condition cleared.
300005512	$615,200	CO	Underwriting Complete	D	A	C	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/09/2015: Appraisal review	02/09/2015: A CDA report reflecting a value of $1,050,000 which is a 0% variance was provided. Condition Cleared.
300005512	$615,200	CO	Underwriting Complete	D	A	C	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Document Error	APN# is not listed on the final title policy.	01/30/2015: Please see email from title company stating the do not insure or include the APN on the title policy, they only insure the legal description
01/30/2015: Audit reviewed the lender rebuttal and has determine that the legal description is used to attach the mortgage to the property not the APN. Finding is immaterial to loan decision, therefore no further documentation required. Condition cleared.

300005512	$615,200	CO	Underwriting Complete	D	A	C	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Missing Documentation
Provide the Lender Underwriting Approval, which was not found in file. Lender Credit Policy dated 10/14/2014, requires the Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply.
																					01/30/2015: Lender Underwriting Approval	01/30/2015: Audit review of Lender Underwriting Approval submitted is deemed acceptable, condition cleared.
300005511	$1,499,999	CO	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	The CDA report was not provided.	02/09/2015: Appraisal review	02/09/2015: A CDA report reflecting a value of $2,020,000 which is a 0% variance was provided. Condition Cleared.
Current Mortgage Payment is lower than previous payment Mortgage payment will be lowered by $1,000.00; FICO is higher than guideline minimum 754 FICO; No Mortgage Lates 37 months reviewed with good repayment history; DTI is lower than guideline maximum 28.91% DTI; Years Self Employed 15 years of self employment;

300005511	$1,499,999	CO	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	C	B(e)	Terms/Guidelines	Cash reserves are less than required
A review of Borrower assets confirmed funds of 312,305.83 ($60,961.15 liquid, plus $251,344.68 in retirement funds).  The final HUD-1 confirmed $54,661.51 cash needed to close.  The loan required reserves of 12 months liquid assets.  Liquid assets were short by 12 months.

Audit reviewed the loan file and the shortage of reserves do not affect the overall ability to repay the subject loan.  Compensating factors are 754 FICO, 29 months PITIA reserves in retirement assets, 74.26% LTV/CLTV, 15 years employment with same employer, 7 years in primary residence.
																							Exception	Originator
Current Mortgage Payment is lower than previous payment Mortgage payment will be lowered by $1,000.00; FICO is higher than guideline minimum 754 FICO; No Mortgage Lates 37 months reviewed with good repayment history; DTI is lower than guideline maximum 28.91% DTI; Years Self Employed 15 years of self employment;

300005511	$1,499,999	CO	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	C	A	Terms/Guidelines	Document Error
The following documents in file have an incorrect city name: 1.) The flood certificate has the city name that does not match the Note, Mortgage, and Appraisal. 2.) The credit report has a different city. Neither the Flood Certificate nor the credit report was updated.

02/06/2015: Subject property address zip code also covers other cities within the county,  hence the confusion. Uploading document from county website confirming subject location. Also uploading USPS document that verifies subject property full address. USPS site also accepts city name for the subject property address. Either city name is acceptable and presents no additional risk. Lender is comfortable presenting loan with existing credit report and loan file at 17% DTI, 75% LTV, 798 FICO.

02/02/2015: corrected flood cert uploaded reflecting subject property city name. 02/02/2015: Audit review of Flood Certificate documentation submitted is deemed acceptable, however corrected credit report was not provided and is still required.  Condition remains.02/06/2015:Audit reviewed the lender rebuttal and has determine that the lender did their due diligence in affirming the city name, documentation provided includes a map with the zip covering parts of city.  Sufficient evidence that either city is acceptable for that zip code.  Condition cleared.

Current Mortgage Payment is lower than previous payment Mortgage payment will be lowered by $1,000.00; FICO is higher than guideline minimum 754 FICO; No Mortgage Lates 37 months reviewed with good repayment history; DTI is lower than guideline maximum 28.91% DTI; Years Self Employed 15 years of self employment;

300005511	$1,499,999	CO	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing 4506-T	Missing initial and final, executed 4506-T for borrower's business. Lender credit policy dated 10/14/2014 a 45506-T at application and closing.	2/4/15: 4506-T is not required for partnerships and s-corps. Only for C-corporations. We pull transcripts for personal returns because partnership income passes through.	2/4/15: Audit reviewed the lender rebuttal and guidelines and determined that business transcripts are only required when a borrower owns a C-Corp which the borrower does not. Condition cleared.
Current Mortgage Payment is lower than previous payment Mortgage payment will be lowered by $1,000.00; FICO is higher than guideline minimum 754 FICO; No Mortgage Lates 37 months reviewed with good repayment history; DTI is lower than guideline maximum 28.91% DTI; Years Self Employed 15 years of self employment;

300005511	$1,499,999	CO	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Income/Employment	Missing income documentation	Missing 2013 and 2012 IRS transcripts for borrower’s business. Lender credit policy dated 10/14/2014 requires transcripts for business if over 25% ownership.	2/4/15: Business transcripts are not required for pass through entities. this is a partnership; a pass through entity. income is verified on the personal transcripts.	2/4/15: Audit reviewed the lender rebuttal and guidelines and determined that business transcripts are only required when a borrower owns a C-Corp which the borrower does not. Condition cleared.
Current Mortgage Payment is lower than previous payment Mortgage payment will be lowered by $1,000.00; FICO is higher than guideline minimum 754 FICO; No Mortgage Lates 37 months reviewed with good repayment history; DTI is lower than guideline maximum 28.91% DTI; Years Self Employed 15 years of self employment;

300005509	$670,545	FL	Underwriting Complete	D	B	C	B	B	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	The CDA report was not provided.	02/10/2015: Appraisal review
02/10/15: CDA provided reflecting a value of $840,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared. 02/10/2015:  Audit reviewed the lender rebuttal and has determine that the Appraisal Review was not attached as a download.  Condition remains.

No Mortgage Lates Borrowers oldest mortgage history was 84 months with no lates.; Years Self Employed Borrowers have been self employed 13.50 and 14 years.; DTI is lower than guideline maximum Maximum DTI is 43% and the subject DTI is 31.98%;

300005509	$670,545	FL	Underwriting Complete	D	B	C	B	B	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Affiliated Business Disclosure	Please provide the origination fully executed Affiliated Business disclosure. If there are no Affiliations, please provide an attestation letter stating the same.		01/30/2015: Received Lender certification confirming no business affiliation. Condition cleared.
No Mortgage Lates Borrowers oldest mortgage history was 84 months with no lates.; Years Self Employed Borrowers have been self employed 13.50 and 14 years.; DTI is lower than guideline maximum Maximum DTI is 43% and the subject DTI is 31.98%;

300005509	$670,545	FL	Underwriting Complete	D	B	C	B	B	A	D	A	SHQM	SHQM	Credit	Acknowledged	C	B(e)	Terms/Guidelines	Underwriting Guidelines Breach	Credit Policy dated 08/11/2014 requires a 720 FICO to allow an escrow waiver. The borrower’s FICO is 704 and escrows were waived.	02/05/2015: Response: Favorable loan characteristics such as low DTI at 31.98%, 33 months reserves, and great mortgage repayment history were sufficient for underwriter to allow waiver of escrows.
02/05/2015: Audit acknowledges that the borrower's FICO of 704 is outside of guides to waive escrows, per Credit Policy dated 08/11/2014 a 720 FICO is required to allow an escrow waiver.  Waiving the escrows does not affect the overall ability to repay the subject loan. Compensating factors noted are: DTI of 31.98%, self-employed for 13 yrs and 0x84 mortgage lates. Loan will be graded a B.
																							Exception	Originator
No Mortgage Lates Borrowers oldest mortgage history was 84 months with no lates.; Years Self Employed Borrowers have been self employed 13.50 and 14 years.; DTI is lower than guideline maximum Maximum DTI is 43% and the subject DTI is 31.98%;

300000301	$500,000	IL	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/10/2014: CDA provided reflecting a value of $630,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000301	$500,000	IL	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing final application (1003)	The fully executed final loan application is missing from the file.	Final 1003	12/15/2014: Audit review of final loan application documentation submitted is deemed acceptable, condition cleared. 12/10/2014: Nothing received to clear this item. Condition remains.
300000300	$775,684	VA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		12/12/14: CDA provided reflecting a value of $970,000 or 0% variance. Condition cleared.
300000300	$775,684	VA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing copy of title	Provide Final Title Policy. Commitment in file has incorrect purchase price and loan amount.	Uploading final title policy	12/18/2014: Audit review of final title policy documentation submitted is deemed acceptable, condition cleared.
300000300	$775,684	VA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Missing Final Application (1003) *	A final 1003 application was not provided.	Uploading signed and dated final 1003	12/11/2014: Audit review of signed final 1003 application documentation submitted is deemed acceptable, condition cleared.
300000300	$775,684	VA	Underwriting Complete	D	A	D	A	D	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing HUD from sale of other property owned	File contains the sales contract. Please provide the HUD evidencing property was sold.	uploading proof property sold along with loan approval addressing property	12/18/2014: Audit review of Property profile evidencing sale of previous property documentation submitted is deemed acceptable, condition cleared.
300000299	$579,000	OR	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided	form 2006	01/17/2015: Desk Review provided in lieu of CDA reflecting a value of $772,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum FICO 789; Years in Field Borrower has been in the same field of work for 25 years; No Mortgage Lates Borrower has maintained 2 homes with mortgages with no lates;
300000299	$579,000	OR	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing final application (1003)	The fully executed final loan application is missing from the file.	Uploading a final 1003	12/11/2014: Audit review of fully executed final 1003 application documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum FICO 789; Years in Field Borrower has been in the same field of work for 25 years; No Mortgage Lates Borrower has maintained 2 homes with mortgages with no lates;
300005504	$675,000	WA	Underwriting Complete	D	A	A	A	B	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	01/29/2015: CDA	01/29/2015: A CDA report reflecting a value of $1,025,000 which is a 0% variance was provided. Condition Cleared.
300005504	$675,000	WA	Underwriting Complete	D	A	A	A	B	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Special information booklet.	Evidence borrower received Special Information Booklet not provided in file	01/29/2015: Uploaded correspondent letter dated 10-6-14 regarding the HUD Buying your Home Settlement Costs & Helpful Information Booklet. Letter was acknowledged by the borrower
01/29/2015: Audit review of correspondent letter dated 10-6-14 regarding the HUD Buying your Home Settlement Costs & Helpful Information Booklet documentation submitted is deemed acceptable, condition cleared.

300005498	$462,000	CO	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/10/2015: Appraisal review	02/10/2015: A CDA report reflecting a value of $600,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 25.80% < 43.00% Guidelines DTI ; Years in Primary Residence 13 years in primary residence; FICO is higher than guideline minimum 810 FICO > 720 Guidelines;
300005498	$462,000	CO	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Acknowledged	C	B(e)	Terms/Guidelines	Ineligible Transaction	Per guidelines, maximum acres permitted is 10.
Audit reviewed the loan file and the increase in acreage does not affect the overall ability to repay the subject loan. Compensating factors noted is that the subject property acreage is common to the area and comparable properties are available for comparison, as reflected in the appraisal.   Borrowers have an 810 FICO, low DTI 25.80% and present mortgage reviewed for 84 months with no lates.
																							Exception	Originator	DTI is lower than guideline maximum 25.80% < 43.00% Guidelines DTI ; Years in Primary Residence 13 years in primary residence; FICO is higher than guideline minimum 810 FICO > 720 Guidelines;
300005498	$462,000	CO	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
Provide the Lender loan approval, which was not found in file. Lneder Credit Policy dated 10/20/2014, requires the Lender Loan Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply.
																					1/29/2015 Uploading a copy of Loan Approval	1/30/2015 Audit review of Lender Loan Approval documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 25.80% < 43.00% Guidelines DTI ; Years in Primary Residence 13 years in primary residence; FICO is higher than guideline minimum 810 FICO > 720 Guidelines;
300000297	$536,000	CA	Underwriting Complete	D	A	A	A	C	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/12/14: CDA provided reflecting a value of $670,000 or 0% variance. Condition cleared.
300000297	$536,000	CA	Underwriting Complete	D	A	A	A	C	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	HUD Ownership Disclosure not provided	Uploading a copy of the Servicing Disclosure Statement and Homeownership Counseling Notice, disclousre tracking details showing when the disclosures were sent	12/11/2014: Audit review of Homeownership Counseling Notice with disclosure tracking detail documentation submitted is deemed acceptable, condition cleared.
300000297	$536,000	CA	Underwriting Complete	D	A	A	A	C	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Servicing Disclosure Statement	Missing Servicing Disclosure	Uploading a copy of the Servicing Disclosure Statement and Homeownership Counseling Notice, disclousre tracking details showing when the disclosures were sent	12/11/2014: Audit review of Servicing Disclosure Statement with disclosure tracking detail documentation submitted is deemed acceptable, condition cleared.
300005495	$760,000	CA	Underwriting Complete	D	A	A	A	C	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	02/12/2015: Appraisal review 02/10/2015: Appraisal review
02/12/2015: A CDA report reflecting a value of $995,000 which is a 0% variance was provided. Audit confirmed property address. Condition Cleared.
 02/10/2015: A CDA report provided reflecting a different address than the Note address.  Condition remains.

300005495	$760,000	CA	Underwriting Complete	D	A	A	A	C	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliate Business Disclosure in file is dated 11/06/2014 initial application date of 10/15/2014. Please provided initial Affiliate Business Disclosure.	02/03/2015: ABD is dated 10/16
02/03/2015: Audit review of Affiliate Business Disclosure dated 10/16/2014 documentation submitted is deemed acceptable, condition cleared.
 01/30/2015: Please provide Affiliated Business Disclosure to support application date of 10/15/2014.  The Affiliated Business Disclosure received is  not dated. Condition remains.

300005495	$760,000	CA	Underwriting Complete	D	A	A	A	C	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Provide HUD Homeownership Organization Counseling Disclosure dated within 3 business day of the application date of 10/15/2014. The Homeownership Disclosure was not provided in file.		01/30/2015: Received Homeownership Counseling Disclosure dated 10/16/2014. Condition cleared.
300000295	$864,000	CA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		12/12/14: CDA provided reflecting a value of $1,080,000 or 0% variance. Condition cleared.
300000292	$1,000,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/12/14: CDA provided reflecting a value of $1,300,000 or 0% variance. Condition cleared.
300000292	$1,000,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated 10/10/2014 and the original application date is 10/01/2014.
12/15/2014: Received Lender's workflow, which confirms the Borrower did not secure a property until 10/09/2014. The Affiliated Business disclosure dated 10/10/2014 was issued within requirements.  Condition cleared.

300000292	$1,000,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure provided dated 10/21/14 and the original application date is 10/01/2014.		12/15/2014: Received Lender workflow, which confirms application date of 10/09/2014. Initial notice of right to copy of appraisal is dated 10/10/2014. Condition cleared.
300000292	$1,000,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Good Faith Estimate not provided within 3 business days of application date.	The initial GFE in the file is dated 10/10/2014 and the original application date is 10/01/2014.		12/15/2014: Received Lender's workflow, which confirms the Borrower did not secure a property until 10/09/2014. The GFE dated 10/10/2014 was issued within requirements. Condition cleared.
300000292	$1,000,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership counseling disclosure dated 10/10/2014 and application date is 10/1/2014.
12/15/2014: Received Lender's workflow, which confirms the Borrower did not secure a property until 10/09/2014. The Homeownership Counseling Disclosure dated 10/10/2014 was issued within requirements.  Condition cleared.

300000292	$1,000,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The initial TIL in the file is dated 10/10/2014 and the original application date is 10/01/2014.		12/15/2014: Received Lender's workflow, which confirms the Borrower did not secure a property until 10/09/2014. The initial TIL dated 10/10/2014 was issued within requirements. Condition cleared.
300000292	$1,000,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement in the file is dated 10/10/2014 and the original application date is 10/01/2014.
12/15/2014: Received Lender's workflow, which confirms the Borrower did not secure a property until 10/09/2014. The Servicing Disclosure Statement  dated 10/10/2014 was issued within requirements.  Condition cleared.

300000292	$1,000,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Special Information Booklet not provided within 3 business days of application date.	The Special Information Booklet disclosure in the file is dated 10/10/2014 and the original application date is 10/01/2014.
12/15/2014: Received Lender's workflow, which confirms the Borrower did not secure a property until 10/09/2014. The Special information booklet dated 10/10/2014 was issued within requirements.  Condition cleared.

300005489	$737,600	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	01/29/2015: CDA	01/29/2015: A CDA report reflecting a value of $922,000 which is a 0% variance was provided. Condition Cleared.
300005489	$737,600	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.
Provide Affiliated Business Disclosure dated within 3 business days of the application date of 11/03/2014.  The Affiliated Business Disclosure in  file is dated 11/17/2014 and the original application date is 08/01/2014.
																					01/29/2015: uploading dd response and audit trail along with copy of app package
01/29/2015: Audit review of audit trail along with initial disclosure package dated 11/03/2014 documentation that includes the Affiliated Business Disclosure submitted is deemed acceptable, condition cleared.

300005489	$737,600	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Provide HUD Homeownership Organization Counseling Disclosure dated within 3 business days of the application date of 11/03/2014. The Homeownership disclosure was not found in file.	01/29/2015: uploading dd response and audit trail along with copy of app package
01/29/2015: Audit review of audit trail along with initial disclosure package dated 11/03/2014 documentation that includes the HUD Homeownership Organization Counseling Disclosure submitted is deemed acceptable, condition cleared.

300005489	$737,600	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Provide Initial Truth in Lending dated within 3 business days of the application date of 11/03/2014. The TIL disclosure was not found in file.	01/29/2015: uploading dd response with audit trail and app package
01/29/2015: Audit review of audit trail along with initial disclosure package dated 11/03/2014 documentation that includes the Initial Truth in Lending submitted is deemed acceptable, condition cleared.

300005489	$737,600	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Servicing Disclosure Statement	Provide Servicing Disclosure Statement dated within 3 business days of the application date of 11/03/2014. The Servicing Disclosure Statement disclosure was not found in file.	01/29/2015: uploading dd response with audit trail along with initial package
01/29/2015: Audit review of audit trail along with initial disclosure package dated 11/03/2014 documentation that includes the Servicing Transfer Disclosure Statement submitted is deemed acceptable, condition cleared.

300000290	$1,340,000	CA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		12/10/2014: Received CDA report, which confirmed a value of $1,675,000., and 0.00% variance. Condition cleared.
300005486	$944,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	01/29/2015: CDA	01/29/2015: A CDA report reflecting a value of $1,180,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 35.76% compared to 43%. ; FICO is higher than guideline minimum 729 compared to 720. ; Reserves are higher than guideline minimum 16.50 compared to 12. ;
300005486	$944,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Document Error	Mortgage Transaction Date 11/21/2014 and Final TIL is dated 11/19/2014.	01/29/2015: Uploading copy of recorded mortgage as the security instrument is dated November 19, 2014	01/29/2015: Audit review of recorded mortgage documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 35.76% compared to 43%. ; FICO is higher than guideline minimum 729 compared to 720. ; Reserves are higher than guideline minimum 16.50 compared to 12. ;
300005486	$944,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	File is missing the Notice to Home Loan Applicant & Consumer Score Disclosure.	01/29/2015: uploading disclosure	01/29/2015: Audit review of Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 35.76% compared to 43%. ; FICO is higher than guideline minimum 729 compared to 720. ; Reserves are higher than guideline minimum 16.50 compared to 12. ;
300005486	$944,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	B	B	Federal Consumer Protection	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD
Under fees that cannot increase on the HUD-1 by more than 10%, the GFE reflects the following charges: Home Inspection fee of $0.00 on the GFE vs actual fee charged of $475.00, Credit Report fee of $18.20 on the GFE vs. actual fee charged of $48.00, Government recording fees of $105.00 on the GFE vs. actual fee charged of $150.00 on the HUD-1. The amount of restitution is $423.98.
																						A lender credit of $423.98 found on line 204 of the HUD-1 is sufficient. The RESPA cure was completed within 30 days of settlement. Loan will be graded a Fitch 'B'.			DTI is lower than guideline maximum 35.76% compared to 43%. ; FICO is higher than guideline minimum 729 compared to 720. ; Reserves are higher than guideline minimum 16.50 compared to 12. ;
300005486	$944,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing copy of title	The preliminary title report in the file does not show the amount of coverage for the subject property.	01/29/2015: uploading final title policy	01/29/2015: Audit review of final title policy documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 35.76% compared to 43%. ; FICO is higher than guideline minimum 729 compared to 720. ; Reserves are higher than guideline minimum 16.50 compared to 12. ;
300005486	$944,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
Provide the Lender Loan Approval, which was not found in file. Lender Credit Policy dated 10/20/2014, requires the Lender Loan Approval  to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply
																					01/29/2015: uploading copy of Lender Loan Approval for review	01/29/2015: Audit review of Lender Loan Approval documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 35.76% compared to 43%. ; FICO is higher than guideline minimum 729 compared to 720. ; Reserves are higher than guideline minimum 16.50 compared to 12. ;
300005486	$944,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance
The file is missing copies of the insurance declaration page and taxes for the property listed on the REO of loan application dated 11/04/2014. Lender guidelines dated 10/20/14 require the minimum  documentation to correctly verify the full  PITIA* payment should be obtained from legitimate sources, such as; current monthly mortgage statement, copies of  Homeowners insurance policies, copy of recent tax bill, web search to taxing authority, copy of mortgage note, etc.
																					01/29/2015: copy of mtg statement provided reflecting escrow for taxes and insurance	01/29/2015: Audit review Mortgage Statement documentation submitted, which reflects escrows (tax and insurance), is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 35.76% compared to 43%. ; FICO is higher than guideline minimum 729 compared to 720. ; Reserves are higher than guideline minimum 16.50 compared to 12. ;
300005486	$944,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Provide HUD Homeownership Organization Counseling Disclosure dated within 3 business day of the application date of 11/04/2014. The Homeownership Disclosure was not provided in file.	01/29/2015: uploading copy of Homeownership Counseling Notice	01/29/2015: Audit review of Homeownership Counseling Notice dated 11/04/2014 documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 35.76% compared to 43%. ; FICO is higher than guideline minimum 729 compared to 720. ; Reserves are higher than guideline minimum 16.50 compared to 12. ;
300005486	$944,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Provide initial TIL dated within 3 business day of the application date of 11/04/2014. A review of the file only contains the final TIL dated 11/19/14.	01/29/2015: uploading dd response with audit trail (TBD until 11/4/14) and copy of initial TIL	01/29/2015: Audit review of audit trail and initial TIL dated 11/04/2014 documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 35.76% compared to 43%. ; FICO is higher than guideline minimum 729 compared to 720. ; Reserves are higher than guideline minimum 16.50 compared to 12. ;
300005486	$944,000	CA	Underwriting Complete	D	B	D	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Missing Rate Lock Agreement	Rate Lock Agreement was not provided in the file.	01/29/2015: uploading copy of Rate lock agreement	01/29/2015: Audit review of Rate lock agreement dated 11/04/2014 documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 35.76% compared to 43%. ; FICO is higher than guideline minimum 729 compared to 720. ; Reserves are higher than guideline minimum 16.50 compared to 12. ;
300000289	$592,000	CA	Underwriting Complete	D	A	A	A	B	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/12/14: CDA provided reflecting a value of $740,000 or 0% variance. Condition cleared.
300000289	$592,000	CA	Underwriting Complete	D	A	A	A	B	A	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure dated 10/20/2014, lender of record date is 10/02/2014.00	initial ABA	12/15/2014: Audit review of Affiliated Business Disclosure dated 10/02/2014 documentation submitted is deemed acceptable, condition cleared.
300000288	$548,000	CA	Underwriting Complete	D	A	A	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/12/14: CDA provided reflecting a value of $685,000 or 0% variance. Condition cleared.
300000287	$980,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/12/14: CDA provided reflecting a value of $1,225,000 or 0% variance. Condition cleared.
300000287	$980,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Legal Documents	Missing copy of title	Missing copy of the prelim title for $980,000 (prelim in file does not reflect the amount of the insurance)	Final Title Policy	12/18/2014: Audit review of Final Title Policy documentation submitted is deemed acceptable, condition cleared.
300000286	$736,000	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/12/14: CDA provided reflecting a value of $925,000 or 0% variance. Condition cleared.
300000286	$736,000	CA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing asset documentation
Missing proof that the $175,000 deposited into asset account #2 listed on final 1003 dated 10/25/2014, has been drawn from HELOC.  Credit Report reflects duplicate HELOC and does not provide new HELOC payment and balance.
																					uploaded copy of HELOC statement	12/18/2014: Audit review of HELOC statement documentation submitted is deemed acceptable, condition cleared.
300005472	$627,000	CA	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		01/29/2015: Received CDA report which reflects $800,000.00, with 0.00% variance in value. Condition cleared.
300005472	$627,000	CA	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.
Please provide the Affiliated Business Disclosure dated within 3 business days of the application date of 10/16/2014. The disclosure was not found in file. The final Affiliated Business Disclosure found in file is not executed by the Borrowers.
																					01/28/2015: Affiliated Business Disclosure
2/2/15: Lender provided and signed at closing.  Condition cleared.  01/28/2015: Audit review of Affiliated Business Disclosure dated 10/17/2014 documentation submitted was not executed, an executed copy of the Affiliated Business Disclosure either at initial application or at closing must be provided.  Condition remains.

300005472	$627,000	CA	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Cured Post Close	D	B	Federal Consumer Protection	Incorrect rescission model – Same lender refinance requires form H-9	The Lender utilized an incorrect ROR form (H8) for a Same Lender Refinance.	02/03/2015: ROR expired
02/03/2015:  Audit review of Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 submitted are acceptable, expiration date of 02/02/2015 has expired.  Condition cleared.
 01/29/2015: Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 was provided. Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on 02/02/2015. Loan will be cleared when the rescission period has expired. Condition remains.

300005472	$627,000	CA	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Please provide the HUD Homeownership Organization Counseling Disclosure dated within 3 business days of the application date of 10/16/2014. The Homeownership disclosure was not found in file.	01/28/2015: Homeownership Counseling Disclosure	01/28/2015: Audit review of Homeownership Counseling Disclosure dated 10/17/2014 documentation submitted is deemed acceptable, condition cleared.
300005472	$627,000	CA	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	D	A	TILA	Missing initial TIL (Lender Disclosure)	Please provide Initial TIL dated 10/17/2014, the earliest TIL found in file is dated 11/07/2014.	01/28/2015: Initial TIL	01/28/2015: Audit review of Initial TIL dated 10/17/2014 documentation submitted is deemed acceptable, condition cleared.
300005472	$627,000	CA	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	B	A	Federal Consumer Protection	Missing Servicing Disclosure Statement	Provide the Servicing Disclosure Statement dated within 3 business days of the application date of 10/16/2014. The Servicing Disclosure was not found in file.	01/28/2015: Servicing Disclosure	01/28/2015: Audit review of Servicing Disclosure dated 10/17/2014 documentation submitted is deemed acceptable, condition cleared.
300005470	$1,451,000	CA	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/29/2015: Received CDA report, which reflects a value of $1,860,000., and 0.00% variance. Condition cleared.
300005470	$1,451,000	CA	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Acknowledged	B	B(w)	Federal Consumer Protection	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated 11/20/2014 and the original application date is 10/17/2014.	01/30/2015: ABD, correspondent advising that the initial Affiliated Business Disclosure can not be provided, only have copy from closing.	01/30/2015: Audit reviewed the lender rebuttal and has determine that the initial Affiliated Business Disclosure can not be provided by the lender. The loan will be graded a B. Condition cleared.	Waiver	Aggregator
300005470	$1,451,000	CA	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	B	B	Federal Consumer Protection	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD
The GFE reflects fees of $838.20.00 vs. actual fees of $877.00 were charged on the HUD-1 in the section that cannot increase more that 10%. The lender was required to provide a cure in the amount of $32.98.
																						The lender credit of $32.98 is found on line #204 of the HUD-1. Loan will be graded an A for all agencies except for Fitch with a grade of B.
300005470	$1,451,000	CA	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Cured Post Close	D	B	Federal Consumer Protection	Incorrect rescission model – Same lender refinance requires form H-9	Lender used form H-8. According to the Final HUD-1, the refinance payoff is paid to a division of Lender.	02/03/2015: ROR Expired
02/03/2015:  Audit review of Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 submitted are acceptable, expiration date of 02/02/2015 has expired.  Condition cleared.
 01/29/2015: Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 was provided . Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on 02/02/2015. Loan will be cleared when the rescission period has expired. Condition remains.

300005470	$1,451,000	CA	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Missing Documentation
Provide the Lender Loan Approval, which was not found in file. Lender Credit Policy dated 10/14/2014, requires the Lender Loan Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply.
																					01/28/2015: Lender Loan Approval	01/28/2015: Audit review of Lender Loan Approval documentation submitted is deemed acceptable, condition cleared.
300005468	$1,000,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/10/2015: Appraisal review	02/10/2015: A CDA report reflecting a value of $1,315,000 which is a 0% variance was provided. Condition Cleared.
300005468	$1,000,000	CA	Underwriting Complete	D	A	A	A	D	A	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Missing Final HUD-1
Provide final HUD to support notary date on Deed of Trust of 11/14/2014.  The HUD-1 in file is dated 11/06/2014; however, is not stamped as final by the title company.  The Deed of Trust and final TIL are dated 11/14/2014
																					02/12/2015: Final HUD and Lender response 02/03/2015: Uploading HUD-1 dated 11-14-14
02/12/2015: Audit review of  Final HUD documentation submitted is deemed acceptable, condition cleared.
 02/03/2015: Audit review of documentation submitted, HUD-1 dated 11/14/2014, is incorrect.  Condition remains.

300005466	$1,049,300	DC	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/10/2015: Appraisal review	02/10/2015: A CDA report reflecting a value of $1,335,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum DTI 41.85% ; FICO is higher than guideline minimum Fico 786; Reserves are higher than guideline minimum $151,345.37 Excess Liquid Reserves;
300005466	$1,049,300	DC	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
Missing Documentation: Provide the Loan Approval, which was not found in file. Lender Credit Policy dated 09/08/2014, requires the Loan Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply.
																						01/30/2015: Received Loan Approval, confirms loan met requirements. Condition cleared.			DTI is lower than guideline maximum DTI 41.85% ; FICO is higher than guideline minimum Fico 786; Reserves are higher than guideline minimum $151,345.37 Excess Liquid Reserves;
300005465	$484,000	DC	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	02/12/2015: Appraisal review	02/12/2015: Field Review provided in lieu of CDA reflecting a value of $605,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300005465	$484,000	DC	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	D	A	Federal Consumer Protection	Missing Final HUD-1	Missing HUD addendum breaking down title fees of $3037.60. Section 1100 on HUD is short $430 from itemized fees.	01/29/2015: revised HUD with itemized 1100 section	01/29/2015: Audit review of HUD with itemized 1100 section documentation submitted is deemed acceptable, condition cleared.
300005465	$484,000	DC	Underwriting Complete	D	B	A	A	D	B	D	A	SHQM	SHQM	Compliance	Cleared	B	B	Federal Consumer Protection	Sufficient RESPA Cure provided on HUD-1	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 14.8359%. The Lender was required to provide a cure in the amount of $40.68.		Page 1 of the Final HUD-1 dated 12/01/2014 shows a RESPA cure in the amount of $40.68. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
300005464	$940,000	VA	Underwriting Complete	D	B	A	A	B	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided
01/29/2015: Received CDA Report supporting $1,175,000.00, with 0.00% variance in value.  Condition Cleared.  01/29/2015: A CDA Report is required reflecting client. The CDA Report provided is missing said information. Condition remains.

300005464	$940,000	VA	Underwriting Complete	D	B	A	A	B	B	D	A	SHQM	SHQM	Compliance	Cleared	B	B	Federal Consumer Protection	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 12.975%. The Lender was required to provide a cure in the amount of $17.38		Page 1 of the Final HUD-1 dated 11/12/2014 shows a RESPA cure in the amount of $17.38. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
300005463	$738,200	VA	Underwriting Complete	D	B	D	A	C	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	02/10/2015: Appraisal review	02/10/2015: A CDA report reflecting a value of $970,000 which is a 0% variance was provided. Condition Cleared.
300005463	$738,200	VA	Underwriting Complete	D	B	D	A	C	B	D	A	SHQM	SHQM	Compliance	Cleared	B	B	Federal Consumer Protection	Good Faith Estimate does not disclose all fees charged on the HUD
Final GFE reflects a $1768.80 transfer tax vs. $1771.68 in the HUD column of the HUD-1 comparison page. A lender credit in the amount of $2.88 would be required to cure the tolerance issue. A lender credit for $2.88 was shown on page 1 of the HUD.
																						A lender credit for $2.88 was shown on page 1 of the HUD. Loan will be graded a B for Fitch and A for others
300005463	$738,200	VA	Underwriting Complete	D	B	D	A	C	B	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Loan originator name and/or NMLS reference number missing on the application.
Loan originator number provided on the application does not belong to the loan originator name provided on the application. Loan Originator name was listed as the loan originator with an NMLS reference number that belongs to another loan originator who does not work for the loan originator organization related to this transaction.

02/17/2015: Audit received affidavits sent to borrower's and recorded with county records showing the correct NMLS name and number for the Originator being updated to the application, Note and Mortgage. Condition cleared.

300005463	$738,200	VA	Underwriting Complete	D	B	D	A	C	B	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Loan originator name and/or NMLS reference number missing on the mortgage.
Loan originator number provided on the mortgage does not belong to the loan originator name provided on the mortgage. Loan originator was listed as the loan originator with an NMLS reference number belongs to another loan originator who does not work for the loan originator organization related to this transaction.

02/17/2015: Audit received affidavits sent to borrower's and recorded with county records showing the correct NMLS name and number for the Originator being updated to the application, Note and Mortgage. Condition cleared.

300005463	$738,200	VA	Underwriting Complete	D	B	D	A	C	B	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Loan originator name and/or NMLS reference number missing on the note.

Loan originator number provided on the Note does not belong to the loan originator name provided on the Note. Loan originator was listed as the loan originator with an NMLS reference number belongs to another loan originator who does not work for the loan originator organization related to this transaction.

02/17/2015: Audit received affidavits sent to borrower's and recorded with county records showing the correct NMLS name and number for the Originator being updated to the application, Note and Mortgage. Condition cleared.

300005463	$738,200	VA	Underwriting Complete	D	B	D	A	C	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation
Provide the Loan Approval, which was not found in file. Lender Credit Policy dated 10/06/2014, requires the Loan Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply.
																					02/03/2015: Uploading copy of Loan Approval	02/03/2015: Audit review of Loan Approval documentation submitted is deemed acceptable, condition cleared.
300005463	$738,200	VA	Underwriting Complete	D	B	D	A	C	B	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Originator employment with Origination Company from application does not match NMLS result
Loan origination company is not the employer for the loan originator number provided on the application. NMLS number provided was listed as the loan originator who worked for Lender. The NMLS number belongs to another loan originator who does not work for the loan originator organization related to this transaction.

02/17/2015: Audit received affidavits sent to borrower's and recorded with county records showing the correct NMLS name and number for the Originator being updated to the application, Note and Mortgage. Condition cleared.

300005463	$738,200	VA	Underwriting Complete	D	B	D	A	C	B	D	A	SHQM	SHQM	Compliance	Cleared	C	A	Federal Consumer Protection	Originator Name and/or Identifier Number on application does not match NMLS result
Loan originator number provided on the application does not belong to the loan originator name provided on the application. Loan Originator name was listed as the loan originator with an NMLS reference number that belongs to another loan originator who does not work for the loan originator organization related to this transaction.

02/17/2015: Audit received affidavits sent to borrower's and recorded with county records showing the correct NMLS name and number for the Originator being updated to the application, Note and Mortgage. Condition cleared.

300005461	$611,000	VA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	02/10/2015: Appraisal review	02/10/2015: Field Review provided in lieu of CDA reflecting a value of $784,000 which is a 0% variance was provided. Condition Cleared.			Current Mortgage Payment is lower than previous payment ; Reserves are higher than guideline minimum ; FICO is higher than guideline minimum ;
300005461	$611,000	VA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Documentation	Letters of explanation provided in file for income/employment are not executed by the Borrowers. Also missing asset statement for 401k withdrawal terms required per Guidelines.
1/30/2015 Please re-review 401K asset statements - these are NOT 401K accounts...they are IRA accounts and as such, terms of withdrawal are not required. Please clear this issue.  01/27/2015: Signed Letters of Explanation/Employment for both borrowers

01/30/2015: Reviewed Lender Credit policy, confirmed only documentation needed for IRA is proof of asset liquidation if using for closing funds.  Borrower did not need assets for closing.  Condition cleared.  01/27/2015: Audit review of signed Letters of Explanation/Employment for both Borrowers documentation submitted is deemed acceptable, however the 401k withdrawal terms were not provided. Condition remains.
																									Current Mortgage Payment is lower than previous payment ; Reserves are higher than guideline minimum ; FICO is higher than guideline minimum ;
300005461	$611,000	VA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing signed 4506-T
Lender guidelines dated 09/08/2014 require form 4506-T to be signed by all Borrowers at the time of application and a new form to be signed at closing. Missing 4506-T signed at time of application for Co-Borrower.
																					01/27/2015: Initial 4506T signed by correct person	01/27/2015: Audit review of initial 4506T signed by borrower documentation submitted is deemed acceptable, condition cleared.			Current Mortgage Payment is lower than previous payment ; Reserves are higher than guideline minimum ; FICO is higher than guideline minimum ;
300005460	$521,765	VA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.
01/29/2015: Received CDA report, which supports value of $725,000.00, with 0.00% variance in value. Condition cleared.  01/29/2015: A CDA Report is required reflecting lender/client. The CDA Report provided is missing said information. Condition remains.
																									LTV is lower than guideline maximum 71.97% LTV; DTI is lower than guideline maximum 24.44% DTI ; FICO is higher than guideline minimum 810 FICO ;
300005460	$521,765	VA	Underwriting Complete	D	A	D	A	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	File is missing confirmation of annual hazard insurance premium payment for property REO property listed on the loan application.	01/26/2015: Hazard premium for property in question.	01/26/2015: Audit review of mortgage statement reflecting escrows for insurance and yearly amount was submitted and deemed acceptable, condition cleared.			LTV is lower than guideline maximum 71.97% LTV; DTI is lower than guideline maximum 24.44% DTI ; FICO is higher than guideline minimum 810 FICO ;
300005458	$440,000	NJ	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/10/2015: Appraisal review	02/10/2015: A CDA report reflecting a value of $580,000 which is a 0% variance was provided. Condition Cleared.
FICO is higher than guideline minimum 805 > 700 minimum required; No Mortgage Lates 84 months of mortgage hisotry with no lates.; Reserves are higher than guideline minimum 60.80 months > 6 months minimum required for primary and rental properties' PITIA;

300005458	$440,000	NJ	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Compliance	Cleared	B	B	Federal Consumer Protection	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD
Under fees that cannot increase on the HUD-1 by more than 10% – The GFE reflects  Appraisal fee of $0.00 vs actual fee of $295.00 and Credit Report fee of $18.20 vs actual fee of $36.00.  The amount of restitution is $210.38.
																						A lender credit of $210.38 found on line 205 of the HUD-1 is sufficient. The RESPA cure was completed within 30 days of settlement. Loan will be graded a Fitch 'B'.
FICO is higher than guideline minimum 805 > 700 minimum required; No Mortgage Lates 84 months of mortgage hisotry with no lates.; Reserves are higher than guideline minimum 60.80 months > 6 months minimum required for primary and rental properties' PITIA;

300005458	$440,000	NJ	Underwriting Complete	D	B	D	A	B	B	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Lease agreement
Missing current lease/rental agreement for property #1 and property #3 listed on the REO section of the 1003 application. Per appendix Q , both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.

02/13/2015: Property #1 is a short-term vacation rental. Attached are documents confirming that it is rented out for 1 week periods, weekends, special events, etc . There is not a lease to obtain for this reason. If you cannot consider the rental income from it, please omit the income and our DTI should still be still under 43%. See explanation from borrower regarding leases for property #3, as well as current lease agreements. Mitigating factors: 805 FICO, DTI, strong reserves at 134 months, primary residence.

2/25/15: Re-analyzed loan file resulting in final DTI of 42.46%. 2106 expenses were note accounted for in audit's initial debt calculations. 02/13/2015: Audit has re-analyzed the loan documents and determined that with the removal of the vacation property income  and the additional income from the leases provided for property #3, the new DTI is 40.88% which is still within guidelines.  Condition cleared.

FICO is higher than guideline minimum 805 > 700 minimum required; No Mortgage Lates 84 months of mortgage hisotry with no lates.; Reserves are higher than guideline minimum 60.80 months > 6 months minimum required for primary and rental properties' PITIA;

300005457	$465,000	NJ	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Property	Cleared	D	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	02/10/2015: Appraisal review	02/10/2015: A CDA report reflecting a value of $620,000 which is a 0% variance was provided. Condition Cleared.			LTV is lower than guideline maximum 75.61% LTV; DTI is lower than guideline maximum 36.24% DTI; FICO is higher than guideline minimum 783 FICO ;
300005457	$465,000	NJ	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	C	B	Terms/Guidelines	Appraisal in file is dated greater than 120 days from closing
Lender's Global Credit Policy dated 07/21/2014 requires the Appraisal to be within 120 days of the note date.  Appraisal in file was dated 8/5/14 and the note was dated 12/4/14.  This was 121 days from the note date.

Auditor reviewed the loan file. Appraisal 1 day over 120 day requirement does not affect the borrower's ability to repay the loan. Borrower has 783 FICO and 36.04% debt ratio. Good compensating factors, and good ability to repay. Condition acknowledged loan will be rated a 'B'.
																									LTV is lower than guideline maximum 75.61% LTV; DTI is lower than guideline maximum 36.24% DTI; FICO is higher than guideline minimum 783 FICO ;
300005457	$465,000	NJ	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Legal Documents	Missing Certificate of Occupancy	Missing Certificate of Occupancy.	2/4/15: Lender's policy does not require us to obtain a certificate of occupancy. note, we do have a final inspection for the appraisal.	2/4/15: Audit reviewed the loan file and found the Appraisal Update/Completion report stating that the home was complete. Condition cleared.			LTV is lower than guideline maximum 75.61% LTV; DTI is lower than guideline maximum 36.24% DTI; FICO is higher than guideline minimum 783 FICO ;
300005457	$465,000	NJ	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing Evidence of HOA Fees	Missing confirmation of monthly HOA obligation for rental property and subject property.		2/2/15: HOA statement provided showing monthly dues of $1,239.84. Condition cleared.			LTV is lower than guideline maximum 75.61% LTV; DTI is lower than guideline maximum 36.24% DTI; FICO is higher than guideline minimum 783 FICO ;
300005457	$465,000	NJ	Underwriting Complete	D	B	D	B	A	A	D	A	SHQM	SHQM	Credit	Cleared	D	A	Terms/Guidelines	Missing HUD from sale of other property owned	Missing HUD-1 from sale of departure residence.		2/2/15: HUD1 provided showing sale date of 7/24/15. Condition cleared.			LTV is lower than guideline maximum 75.61% LTV; DTI is lower than guideline maximum 36.24% DTI; FICO is higher than guideline minimum 783 FICO ;